File No. 333-181969

As filed with the SEC on June 28, 2012

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1__

Post-Effective Amendment No.  ____

(Check appropriate box or boxes)

MONEY MARKET OBLIGATIONS TRUST

(Exact Name of Registrant as Specified in Charter)

1-800-341-7400

(Area Code and Telephone Number)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

Copies to:

Jennifer Eck, Esquire

Dickstein Shapiro LLP

2101 L Street, NW

Washington, DC 20037-1526

(202) 828-2218

Acquisition of the assets of

FIFTH THIRD PRIME MONEY MARKET FUND

FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND

FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND

each a portfolio of Fifth Third Funds

By and in exchange for shares of

FEDERATED PRIME VALUE OBLIGATIONS FUND

FEDERATED PRIME CASH OBLIGATIONS FUND

FEDERATED GOVERNMENT OBLIGATIONS FUND

FEDERATED TREASURY OBLIGATIONS FUND

each a portfolio of Money Market Obligations Trust

Approximate Date of Proposed Public Offering: As soon as

practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Service Shares, Institutional Shares and Capital Shares of Money Market Obligations Trust without par value

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

FIFTH THIRD PRIME MONEY MARKET FUND

FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND

FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND

Prospectus/Proxy Statement – Please Vote!

TIME IS OF THE ESSENCE…VOTING ONLY TAKES A FEW MINUTES AND YOUR PARTICIPATION IS IMPORTANT! ACT NOW TO HELP AVOID ADDITIONAL EXPENSE.

Fifth Third Funds (“Fifth Third Trust”) is holding a special meeting of the shareholders of Fifth Third Prime Money Market Fund, Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third U.S. Treasury Money Market Fund (each a “Fifth Third Fund” and, collectively, the “Fifth Third Funds”), each a series of the Fifth Third Trust, at the offices of Fifth Third Asset Management, Inc. (“Fifth Third Adviser”), 511 Walnut Street, Cincinnati, OH 45202, at 10:00 a.m. on September 5, 2012. It is important that you vote on the proposals outlined in this Prospectus/Proxy Statement. Please read the Prospectus/Proxy Statement in its entirety to ensure your full understanding of the proposals.

The information that follows summarizes the proposals and the voting process.

What is changing? The Fifth Third Adviser has recommended – and the Board of Trustees has approved – proposals to reorganize each Fifth Third Fund into a corresponding Federated money market fund (each a “Federated Fund” and, collectively, the “Federated Funds”). Each Federated Fund is a portfolio of Money Market Obligations Trust (“Federated Trust”) and is managed by Federated Investment Management Company (“Federated Adviser”), a wholly-owned subsidiary of Federated Investors, Inc. (“Federated”).

What issue am I being asked to vote on? Shareholders of the Fifth Third Funds are being asked to approve agreements and plans of reorganization to reorganize the following Fifth Third Funds with and into the following corresponding Federated Funds. If the proposals are approved, and the reorganizations consummated, the Fifth Third Funds will reorganize into the Federated Funds, and the holders of shares of the Fifth Third Funds will receive shares of the Federated Funds, as follows:

Reorganizing Fund	Surviving Fund
Fifth Third Prime Money Market Fund	Federated Prime Value Obligations Fund
Class A Shares	Service Shares
Class B Shares	Service Shares
Class C Shares	Service Shares
Institutional Shares	Service Shares
Fifth Third Institutional Money Market Fund	Federated Prime Cash Obligations Fund
Institutional Shares	Institutional Shares
Select Shares	Institutional Shares
Preferred Shares	Capital Shares
Trust Shares	Service Shares
Fifth Third Institutional Government Money Market Fund	Federated Government Obligations Fund
Institutional Shares	Institutional Shares
Select Shares	Institutional Shares
Preferred Shares	Capital Shares
Trust Shares	Service Shares
Fifth Third U.S. Treasury Money Market Fund	Federated Treasury Obligations Fund
Institutional Shares	Institutional Shares
Select Shares	Institutional Shares
Preferred Shares	Capital Shares
Trust Shares	Service Shares

The Board of Trustees of the Fifth Third Trust unanimously recommends that you vote in favor of the proposals.

Who are the Federated family of funds? Federated is one of the largest investment management organizations in the United States. Through its advisory subsidiaries, it advises 134 funds and manages more than $364 billion in assets under management as of March 31, 2012. Federated has provided asset management services for institutional and individual investors since 1955. (Please refer to “Summary – Fund Management” in the attached Prospectus/Proxy Statement for more information.)

Why have the proposals been made? The Fifth Third Adviser informed the Board of Trustees of the Fifth Third Trust of its intent to exit the mutual fund advisory, administration and fund accounting business in light of Fifth Third Bank’s (“Bank”) determination that the Fifth Third Funds no longer fit the Bank’s long-term strategic plan. After considering many factors, the Board of Trustees believes it is in the best interests of each Fifth Third Fund to proceed with its reorganization. (Please refer to “Summary – Reasons for the Proposed Reorganizations” in the attached Prospectus/Proxy Statement for more information.)

How will I benefit? Each proposed reorganization of a Fifth Third Fund into a corresponding Federated Fund is expected to offer shareholders the opportunity to invest in a larger combined Federated Fund, which has a similar investment objective(s), which could potentially spread fixed costs over its larger asset base and which is part of a larger and more diverse family of mutual funds. (Please refer to “Summary – Reasons for the Proposed Reorganizations” in the attached Prospectus/Proxy Statement for more information.)

When will each reorganization take place? With shareholder approval, the Fifth Third Funds are expected to reorganize into the Federated Funds on or about September 7, 2012 (the “Closing Date”).

Will the reorganization cause me to have to pay any taxes? Each reorganization is expected to be a tax-free event. As such, shareholders are not expected to incur capital gains or losses on the exchange of Fifth Third Fund shares for Federated Fund shares as a result of a reorganization. Shareholders will be responsible for tax obligations associated with monthly or periodic dividend and capital gains distributions that occur prior to and after a reorganization. Note: retirement accounts generally are not subject to such tax consequences. (Please refer to “Summary – Federal Tax Consequences” in the attached Prospectus/Proxy Statement for additional information.)

What will happen to my account? If the reorganization of your Fifth Third Fund is approved by shareholders, and the reorganization consummated, accounts with the applicable Fifth Third Fund will be closed and new accounts will be opened with the corresponding Federated Fund. This process will occur automatically, with no action required by you.

Will my current account servicing options transfer over to my new account? Yes, servicing features will transfer automatically to the new accounts with the Federated Funds. However, if you participate in a systematic investment program you will receive a separate communication regarding your continued participation in such a plan.

What if I designated a Fifth Third Fund as an investment in an IRA or Roth IRA that I established through Fifth Third? The custodian of your IRA or Roth IRA will remain State Street Bank and Trust Company ("State Street"). If the reorganization of your Fifth Third Fund is approved by shareholders, and the reorganization consummated, you will be considered to have given an instruction to State Street to retain your tax-deferred investment in the applicable corresponding Federated Fund into which your Fifth Third Fund is reorganized. If you do not want to participate in the reorganization, or if you want to handle the investments in your IRA or Roth IRA in a different manner, you may redeem your investment in the Fifth Third Fund or you may contact Fifth Third promptly (and, in no event, later than September 1, 2012) to discuss other alternatives. If the reorganization of your Fifth Third Fund is approved by shareholders, and consummated, Federated also will be sending further information to participating shareholders who have IRAs or Roth IRAs after the Closing Date. Please consult your tax advisor regarding any decisions you make regarding your IRA or Roth IRA.

Can I continue to work with my current agent? Yes. Your current agent can continue to help you with all of the products and services you’ve relied on in the past – including mutual fund transactions. And, with these reorganizations, these and other Federated funds will be available to you as new investment options in the future.

Will I still have access to historical information about my Fund account(s)? You may contact your agent or the Fifth Third Funds if you have questions about a transaction(s) in your account(s) that took place prior to a reorganization being consummated. After a reorganization is consummated, you will receive transactional information on your Federated Fund account from Federated or your financial intermediary. At year-end, you’ll receive information from both the Fifth Third Funds and Federated that will be required to file your 2012 tax returns.

Who will pay for each reorganization? Fees and expenses incurred as a direct result of a reorganization will be paid by the Fifth Third Adviser, the Federated Adviser and/or their respective affiliates. To the extent that any disposal of portfolio securities is required in connection with the reorganizations, the Fifth Third Funds may dispose of certain securities, and acquire replacement securities, and incur related transaction costs, prior to the reorganizations being consummated. (Please refer to “Information About the Reorganizations – Costs of Reorganizations” in the attached Prospectus/Proxy Statement for further information.)

How do I vote my shares? You may vote your Fifth Third Fund shares through one of the following methods:

•	by phone using the special toll-free number provided in the proxy materials;
•	online, using the instructions provided in the proxy materials;
•	at the special meeting of shareholders scheduled to be held on Wednesday, September 5, 2012; or
•	by mailing the enclosed Proxy Card.

If you sign and return the Proxy Card without indicating a preference, your vote will be cast in favor of the proposal.

Who do I call with questions about the Proxy/Prospectus Statement? Please contact your agent or you may call the Fifth Third Funds at 1-800-282-5706.

Fifth Third Prime Money Market Fund

Fifth Third Institutional Money Market Fund

Fifth Third Institutional Government Money Market Fund

Fifth Third U.S. Treasury Money Market Fund

each a portfolio of FIFTH THIRD FUNDS

38 Fountain Square Plaza

Cincinnati, Ohio 45263

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD SEPTEMBER 5, 2012

A special meeting of the shareholders of each Fifth Third Fund listed above will be held at the offices of Fifth Third Asset Management, Inc., 511 Walnut Street, Cincinnati, OH 45202, at 10:00 a.m. on September 5, 2012 for the following purposes:

1.	For shareholders of Fifth Third Prime Money Market Fund, to approve or disapprove an Agreement and Plan of Reorganization pursuant to which Federated Prime Value Obligations Fund, a portfolio of Money Market Obligations Trust, would acquire all or substantially all of the assets of Fifth Third Prime Money Market Fund in exchange for Service Shares of Federated Prime Value Obligations Fund to be distributed pro rata by Fifth Third Prime Money Market Fund to its shareholders of Class A Shares, Class B Shares, Class C Shares and Institutional Shares, in complete liquidation, dissolution and termination of Fifth Third Prime Money Market Fund;
2.	For shareholders of Fifth Third Institutional Money Market Fund, to approve or disapprove an Agreement and Plan of Reorganization pursuant to which Federated Prime Cash Obligations Fund, a portfolio of Money Market Obligations Trust, would acquire all or substantially all of the assets of Fifth Third Institutional Money Market Fund in exchange for Institutional Shares of Federated Prime Cash Obligations Fund to be distributed pro rata by Fifth Third Institutional Money Market Fund to its shareholders of Institutional Shares and Select Shares, for Capital Shares of Federated Prime Cash Obligations Fund to be distributed pro rata by Fifth Third Institutional Money Market Fund to its shareholders of Preferred Shares, and for Service Shares of Federated Prime Cash Obligations Fund to be distributed pro rata by Fifth Third Institutional Money Market Fund to its shareholders of Trust Shares, in complete liquidation, dissolution and termination of Fifth Third Institutional Money Market Fund;
3.	For shareholders of Fifth Third Institutional Government Money Market Fund, to approve or disapprove an Agreement and Plan of Reorganization pursuant to which Federated Government Obligations Fund, a portfolio of Money Market Obligations Trust, would acquire all or substantially all of the assets of Fifth Third Institutional Government Money Market Fund in exchange for Institutional Shares of Federated Government Obligations Fund to be distributed pro rata by Fifth Third Institutional Government Money Market Fund to its shareholders of Institutional Shares and Select Shares, for Capital Shares of Federated Government Obligations Fund to be distributed pro rata by Fifth Third Institutional Government Money Market Fund to its shareholders of Preferred Shares, and for Service Shares of Federated Government Obligations Fund to be distributed pro rata by Fifth Third Institutional Government Money Market Fund to its shareholders of Trust Shares, in complete liquidation, dissolution and termination of Fifth Third Institutional Government Money Market Fund;
4.	For shareholders of Fifth Third U.S. Treasury Money Market Fund, to approve or disapprove an Agreement and Plan of Reorganization pursuant to which Federated Treasury Obligations Fund, a portfolio of Money Market Obligations Trust, would acquire all or substantially all of the assets of Fifth Third U.S. Treasury Money Market Fund in exchange for Institutional Shares of Federated Treasury Obligations Fund to be distributed pro rata by Fifth Third U.S. Treasury Money Market Fund to its shareholders of Institutional Shares and Select Shares, for Capital Shares of Federated Treasury Obligations Fund to be distributed pro rata by Fifth Third U.S. Treasury Money Market Fund to its shareholders of Preferred Shares, and for Service Shares of Federated Treasury Obligations Fund to be distributed pro rata by Fifth Third U.S. Treasury Money Market Fund to its shareholders of Trust Shares, in complete liquidation, dissolution and termination of Fifth Third U.S. Treasury Money Market Fund; and
5.	To transact such other business as may properly come before the special meeting or any adjournment thereof.

The Board of Trustees has fixed July 9, 2012, as the record date for determination of shareholders entitled to vote at the special meeting.

By Order of the Board of Trustees,

E. Keith Wirtz

President
Fifth Third Funds

[_____], 2012

YOU CAN HELP AVOID THE NECESSITY OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

PROSPECTUS/PROXY STATEMENT

[ ], 2012

Acquisition of the assets of

FIFTH THIRD PRIME MONEY MARKET FUND

FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND

FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND

each a portfolio of FIFTH THIRD FUNDS

38 Fountain Square Plaza

Cincinnati, Ohio 45263

Telephone No: 1-800-282-5706

By and in exchange for shares of

FEDERATED PRIME VALUE OBLIGATIONS FUND

FEDERATED PRIME CASH OBLIGATIONS FUND

FEDERATED GOVERNMENT OBLIGATIONS FUND

FEDERATED TREASURY OBLIGATIONS FUND

each a portfolio of MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

Telephone No: 1-800-341-7400

This Prospectus/Proxy Statement describes the proposals for the reorganizations (“Reorganizations”) pursuant to four separate Agreements and Plans of Reorganization (each a “Plan”), pursuant to which certain portfolios (each, a “Fifth Third Fund”) of the Fifth Third Funds (the “Fifth Third Trust”) as described in the chart below would transfer all of their assets (other than any deferred or prepaid expenses shown as an asset on the books of the Fifth Third Funds on the day the Reorganizations are consummated (“Closing Date”), which deferred or prepaid expenses (if any) will not be acquired) to certain corresponding portfolios (each, a “Federated Fund”) of Money Market Obligations Trust (the “Federated Trust”) in exchange for shares of certain classes of the respective Federated Funds as set forth in the chart below:

Reorganizing Fund	Surviving Fund
Fifth Third Prime Money Market Fund	Federated Prime Value Obligations Fund
Class A Shares	Service Shares
Class B Shares	Service Shares
Class C Shares	Service Shares
Institutional Shares	Service Shares
Fifth Third Institutional Money Market Fund	Federated Prime Cash Obligations Fund
Institutional Shares	Institutional Shares
Select Shares	Institutional Shares
Preferred Shares	Capital Shares
Trust Shares	Service Shares
Fifth Third Institutional Government Money Market Fund	Federated Government Obligations Fund
Institutional Shares	Institutional Shares
Select Shares	Institutional Shares
Preferred Shares	Capital Shares
Trust Shares	Service Shares
Fifth Third U.S. Treasury Money Market Fund	Federated Treasury Obligations Fund
Institutional Shares	Institutional Shares
Select Shares	Institutional Shares
Preferred Shares	Capital Shares
Trust Shares	Service Shares

The Fifth Third Funds and the Federated Funds are sometimes referred to individually as a “Fund” and collectively as the “Funds.” All of the Funds are money market mutual funds that are subject to Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”), which is the regulation that governs money market mutual funds. The transactions are being treated as transactions among investment companies that are “affiliated persons” of one another within the meaning of Section 2(a)(3) of the 1940 Act, and, accordingly, the Reorganizations have been approved by the Boards of Trustees of the Fifth Third Trust and the Federated Trust, and are being submitted for approval by the shareholders of the Fifth Third Funds, in accordance with Rule 17a-8 under the 1940 Act, which governs reorganizations between investment companies that are “affiliated persons.”

Under each Plan, the applicable Fifth Third Fund will transfer all of its assets (except that any deferred or prepaid expenses shown as an asset on the books of the Fifth Third Fund, which currently are not expected to be material in amount when the Reorganizations are consummated on the Closing Date, will not be acquired) to the corresponding Federated Fund in exchange for shares of the applicable classes of the corresponding Federated Fund. The shares of the applicable Federated Fund then will be distributed pro rata by each corresponding Fifth Third Fund to its shareholders in complete liquidation and dissolution of the Fifth Third Fund. The Federated Funds will be the accounting survivors in the Reorganizations. As a result of the Reorganizations, each owner of shares of a Fifth Third Fund will become the owner of shares of the corresponding Federated Fund having a total net asset value (“NAV”) equal to the total NAV of his or her holdings in the applicable Fifth Third Fund on the Closing Date. At the time of the Reorganizations, the value of the assets of each Fifth Third Fund will be determined, and the net asset value per share of each Fifth Third Funds’ shares will be determined using the Amortized Cost Method as determined in Rule 2a-7(6)(2) under the 1940 Act, in accordance with the corresponding Federated Fund’s valuation procedures. Since the Fifth Third Funds and the Federated Funds are money market funds, and value their shares at a net asset value (“NAV”) of $1.00 per share, it is expected that the Fifth Third Funds’ shareholders will receive the same number of shares of the Federated Funds as they currently hold in their Fifth Third Funds. The separate Plans are substantially identical, and a form of such Plan is attached to this Prospectus/Proxy Statement as Annex A. After the liquidating distributions are made by the Fifth Third Funds, the Fifth Third Funds will have no shares of beneficial interest outstanding. Any certificates representing shares of a Fifth Third Fund, if any, should be turned in to the applicable Fifth Third Fund and will be cancelled by the Fifth Third Fund upon the consummation of its Reorganization. Each Fifth Third Fund will be required to discharge all of its liabilities and obligations prior to the consummation of its Reorganization. The Fifth Third Funds may stop accepting new accounts and/or investments from existing accounts a few days prior to the Closing Date of the Reorganizations in order to facilitate the transfer of their portfolio securities to the corresponding Federated Funds as part of the Reorganizations. As soon as practicable after the distribution and liquidation of the Fifth Third Funds described above, the Fifth Third Funds will take steps to wind-down their affairs and to have their existence dissolved and terminated in accordance with Massachusetts law and other applicable requirements, and will make any filings with the U.S. Securities and Exchange Commission (“SEC”) as may be required. The Reorganizations will result in the complete liquidation and dissolution of the Fifth Third Funds.

For a comparison of the investment objectives, policies and risks of the Fifth Third Funds and the Federated Funds, see “Summary - Comparison of Investment Objectives, Policies, and Risks.” Information concerning shares of the Federated Funds, as compared to shares of the Fifth Third Funds, is included in this Prospectus/Proxy Statement in the sections entitled “Summary - Comparative Fee Tables,” “Summary - Advisory Fees, Service Fees, Shareholder Fees and Other Expenses” and “Information About the Reorganizations - Description of the Fifth Third Funds' and the Federated Funds' Shares Classes and Capitalization.”

The investment adviser for the Fifth Third Funds is Fifth Third Asset Management, Inc. (the “Fifth Third Adviser”). The investment adviser for the Federated Funds is Federated Investment Management Company (the “Federated Adviser”), a subsidiary of Federated Investors, Inc. (“Federated”).

The Reorganizations are expected to be tax-free reorganizations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). For information on the federal income tax consequences of the Reorganizations, see “Summary – Federal Tax Consequences.”

This Prospectus/Proxy Statement and the enclosed proxy cards are expected to be mailed on or about July 27, 2012 to shareholders of record at the close of business on July 9, 2012 (the “Record Date”).

If the proposed Reorganizations are approved by shareholders, it is anticipated that shareholders of the Fifth Third Funds will receive shares in the corresponding Federated Funds on or about September 7, 2012.

This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about each Federated Fund that a prospective investor should know before voting on the Reorganizations. This Prospectus/Proxy Statement is accompanied by the applicable Prospectuses of the Federated Funds as follows:

Prospectuses for the Federated Prime Value Obligations Fund- Service Shares; Federated Prime Cash Obligations Fund- Institutional Shares, Capital Shares and Service Shares; Federated Government Obligations Fund- Institutional Shares, Capital Shares and Service Shares; as amended, and Federated Treasury Obligations Fund- Institutional Shares, Capital Shares and Service Shares, each dated September 30, 2011 (File Nos.: 811-5950 and 33-31602), each of which is incorporated herein by reference (the “Incorporated Federated Fund Prospectuses”), accompany this Prospectus/Proxy Statement.

A Statement of Additional Information (“SAI”) relating to this Prospectus/Proxy Statement dated [ ], 2012, as well as SAIs for Federated Prime Value Obligations Fund- Service Shares; Federated Prime Cash Obligations Fund- Institutional Shares, Capital Shares and Service Shares; Federated Government Obligations Fund- Institutional Shares, Capital Shares and Service Shares; and Federated Treasury Obligations Fund- Institutional Shares, Capital Shares and Service Shares, as amended, each dated September 30, 2011 (File Nos.: 811-5950 and 33-31602), and each containing additional information, have been filed with the SEC and are incorporated by reference (the “Incorporated Federated Fund SAIs”).

A Prospectus and SAI for each Fifth Third Fund’s Class A Shares, Class B Shares, Class C Shares, Institutional Shares, Select Shares, Preferred Shares and Trust Shares (as applicable), as amended, dated November 23, 2011 (811-05669 and 033-24848), has been filed with the SEC and each is incorporated herein by reference.

In addition, each of the following documents is incorporated by reference (legally considered to be part of the Prospectus/Proxy Statement):

1. Annual Shareholder Report for Federated Prime Value Obligations Fund- Service Shares; Federated Prime Cash Obligations Fund- Institutional Shares, Capital Shares and Service Shares; Federated Government Obligations Fund- Institutional Shares, Capital Shares and Service Shares; and Federated Treasury Obligations Fund- Institutional Shares, Capital Shares and Service Shares, each dated July 31, 2011 (File Nos.: 811-5950 and 33-31602);

2. Annual Shareholder Report for each Fifth Third Fund’s Class A Shares, Class B Shares, Class C Shares, Institutional Shares, Select Shares, Preferred Shares and Trust Shares (as applicable), dated July 31, 2011 (811-05669 and 033-24848);

3. Semi-Annual Shareholder Report for Federated Prime Value Obligations Fund- Service Shares; Federated Prime Cash Obligations Fund- Institutional Shares, Capital Shares and Service Shares; Federated Government Obligations Fund- Institutional Shares, Capital Shares and Service Shares; and Federated Treasury Obligations Fund- Institutional Shares, Capital Shares and Service Shares, each dated January 31, 2012 (File Nos.: 811-5950 and 33-31602); and

4. Semi-Annual Shareholder Report for each Fifth Third Fund’s Class A Shares, Class B Shares, Class C Shares, Institutional Shares, Select Shares, Preferred Shares and Trust Shares (as applicable), dated January 31, 2012 (811-05669 and 033-24848).

Copies of these materials and other information about the Fifth Third Funds and the Federated Funds may be obtained without charge by writing or calling the Funds at the addresses and telephone numbers shown on the previous pages. You can copy and review information about the Funds at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Fifth Third Funds and the Federated Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-1520.

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to Be Held on September 5, 2012: This Prospectus/Proxy Statement is available on the Internet at the website listed on your proxy card(s). On this website, you also will be able to access the Notice of Special Meeting of Shareholders, the form of proxy cards and any amendments or supplements to the foregoing materials that are required to be furnished to shareholders.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, any other government agency or Fifth Third Bank. Although money market funds seek to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in these Funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THESES FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THESE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. ALTHOUGH THESE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THESE FUNDS.

Table of Contents

Page

SUMMARY	4

Reasons For The Proposed Reorganizations 4

Federal Tax Consequences 4

Comparison Of Investment Objectives, Policies And Risks 4

Comparison Of Investment Limitations 4

Comparative Fee Tables 4

Comparison Of Potential Risks And Rewards; Performance Information 4

Financial Highlights 4

Fund Management 4

Advisory Fees, Services Fees, Shareholder Fees And Other Expenses 4

Purchase, Redemption And Exchange Procedures 4

Dividends And Distributions; Tax Information; Frequent Trading; Portfolio Holdings Information 4

INFORMATION ABOUT THE REORGANIZATIONS 4

Description Of The Agreements And Plans Of Reorganization 4

Background And Trustees’ Considerations Relating To The Proposed Reorganizations 4

Costs Of Reorganizations 4

Description Of The Fifth Third Funds And The Federated Funds Capitalization 4

Federal Income Tax Consequences 4

Agreement Among Federated, Fifth Third Adviser and Fifth Third Financial Corporation 4

Indemnification of Each Fifth Third Fund Independent Trustee 4

Comparative Information on Shareholders Rights 4

INFORMATION ABOUT THE FIFTH THIRD FUNDS AND THE FEDERATED FUNDS 4

Where to Find Additional Information 4

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING 4

Proxies, Quorum and Voting at the Special Meeting 4

Share Ownership Of The Funds 4

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY 4

FORM OF AGREEMENTS AND PLANS OF REORGANIZATION- (Annex A) A-1

COMPARISON OF EACH FIFTH THIRD FUND’S AND EACH CORRESPONDING
FEDERATED FUND’S FUNDAMENTAL INVESTMENT LIMITATIONS (Annex B) B-1

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, or incorporated by reference into this Prospectus/Proxy Statement.

If the proposed reorganizations (“Reorganizations”) are approved, under four separate Agreements and Plans of Reorganization (“Plans”), each of the Fifth Third Prime Money Market Fund, Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third U.S. Treasury Money Market Fund (“Fifth Third Funds”), each a portfolio of Fifth Third Funds (“Fifth Third Trust”), will transfer all of its assets (except that any deferred or prepaid expenses shown as an asset on the books of the Fifth Third Fund, which currently are not expected to be material in amount when the Reorganizations are consummated (the “Closing Date”), will not be acquired) to the Federated Prime Value Obligations Fund, Federated Prime Cash Obligations Fund, Federated Government Obligations Fund, and Federated Treasury Obligations Fund, respectively (“Federated Funds”), each a portfolio of Money Market Obligations Trust (“Federated Trust”), in exchange for shares of the applicable classes of the corresponding Federated Fund. (The Fifth Third Funds and the Federated Funds are sometimes referred to individually as a “Fund” and collectively as the “Funds.” All of the Funds are money market mutual funds that are subject to Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”), which is the regulation that governs money market mutual funds.) The shares of the applicable Federated Fund then will be distributed pro rata by each corresponding Fifth Third Fund to its shareholders in complete liquidation and dissolution of the Fifth Third Fund. The Federated Funds will be the accounting survivors in the Reorganizations.

As a result of the Reorganizations, each owner of shares of a Fifth Third Fund will become the owner of shares of the corresponding Federated Fund having a total net asset value (“NAV”) equal to the total NAV of his or her holdings in the applicable Fifth Third Fund on the date of the Reorganizations (the “Closing Date”). At the time of Reorganizations, the value of the assets of each Fifth Third Fund will be determined, and the net asset value per share of each Fifth Third Funds’ shares will be determined using the Amortized Cost Method as defined in Rule 2a-7(a)(2) under the 1940 Act, in accordance with the corresponding Federated Fund’s valuation procedures. Since the Fifth Third Funds and the Federated Funds are money market funds, and value their shares at a NAV of $1.00 per share, it is expected that the Fifth Third Funds’ shareholders will receive the same number of shares of the Federated Funds as they currently hold in their Fifth Third Funds.

The separate Plans, pursuant to which the proposed Reorganizations will be conducted, are substantially identical, and a form of such Plans is attached as Annex A. A comparison of each Fifth Third Fund’s and each corresponding Federated Fund’s fundamental investment limitations is attached to this Prospectus/Proxy Statement as Annex B.

After the liquidating distributions are made by the Fifth Third Funds, the Fifth Third Funds will have no shares of beneficial interest outstanding. Any certificates representing shares of a Fifth Third Fund, if any, should be turned in to the applicable Fifth Third Fund and will be cancelled by the Fifth Third Fund upon the consummation of its Reorganization. Each Fifth Third Fund will be required to discharge all of its liabilities and obligations prior to the consummation of its Reorganization. The Fifth Third Funds may stop accepting new accounts and/or investments from existing accounts a few days prior to the Closing Date of the Reorganizations in order to facilitate the transfer of their portfolio securities to the corresponding Federated Funds as part of the Reorganizations. As soon as practicable after the distribution and liquidation of the Fifth Third Funds described above, the Fifth Third Funds will take steps to wind-down their affairs and to have their existence dissolved and terminated in accordance with Massachusetts law and other applicable requirements, and will make any filings with the U.S. Securities and Exchange Commission (“SEC”) as may be required. The Reorganizations will result in the complete liquidation and dissolution of the Fifth Third Funds.

For a comparison of the investment policies of the Fifth Third Funds and the Federated Funds, see “Summary - Comparison of Investment Objectives, Policies, and Risks- Investment Limitations.” Information concerning shares of the Federated Funds, as compared to shares of the Fifth Third Funds, is included in this Prospectus/Proxy Statement in the sections entitled “Summary - Comparative Fee Tables,” “Summary - Advisory Fees, Service Fees, Shareholder Fees and Other Expenses” and “Information About the Reorganizations - Description of the Fifth Third Funds' and the Federated Funds' Shares Classes and Capitalization.”

The investment adviser for the Fifth Third Funds is Fifth Third Asset Management, Inc. (the “Fifth Third Adviser”). The investment adviser for the Federated Funds is Federated Investment Management Company (the “Federated Adviser”), a subsidiary of Federated Investors, Inc. (“Federated”).

For more complete information, please read the Prospectuses and SAIs of the applicable Federated Funds and Fifth Third Funds (collectively, the “Funds” or individually a “Fund”) and the SAI relating to this Prospectus/Proxy Statement. A copy of each Prospectus of each applicable Federated Fund accompanies this Prospectus/Proxy Statement.

The Reorganizations are expected to be tax-free reorganizations under Section 368(a) of the Code. For information on the federal income tax consequences of the Reorganizations, see “Summary – Tax Consequences.”

If shareholders of a Fifth Third Fund fail to approve a Reorganization, such Fifth Third Fund will not be reorganized and the Fifth Third Fund Board of Trustees (the “Fifth Third Fund Board”) will consider other alternatives for such Fifth Third Fund. The consummation of one Reorganization is not dependent on the consummation of any other Reorganization.

The custodian of IRA or Roth IRA accounts established with the Fifth Third Funds will remain State Street Bank and Trust Company ("State Street"). If the Reorganization of a Fifth Third Fund is approved by shareholders, and the Reorganizations are consummated, shareholders with IRA and Roth IRA accounts will be considered to have given an instruction to State Street to retain their tax-deferred investment in the applicable corresponding Federated Fund into which the shareholder’s Fifth Third Fund is reorganized. If a Fifth Third Fund shareholder does not want to participate in an applicable Reorganization, or if the shareholder wants to handle the investments in the shareholder’s IRA or Roth IRA account in a different manner, the shareholder may redeem the shareholder’s investment in the Fifth Third Fund or the shareholder may contact the Fifth Third Adviser promptly (and, in no event, later than September 1, 2012) to discuss other alternatives. If the Reorganization of a Fifth Third Fund is approved by shareholders, and consummated, Federated also will be sending further information to participating shareholders who have IRA or Roth IRA accounts after the Closing Date. A shareholder should consult the shareholder’s tax advisor regarding any decisions the shareholder makes regarding the shareholder’s IRA or Roth IRA account.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, any other government agency or Fifth Third Bank. Although money market funds seek to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in these Funds.

Reasons For The Proposed Reorganizations

At meetings held on December 13, 2011, February 15, 2012, February 28, 2012, March 14-15, 2012 and April 4, 2012, the Board of Trustees of the Fifth Third Trust (“Fifth Third Funds Board”), including the independent Trustees, discussed, and on April 4, 2012, ultimately approved, the Reorganizations of the Fifth Third Funds. At these meetings, the Fifth Third Funds Board met with representatives from the Fifth Third Adviser and Fifth Third Bank (the “Bank”) to discuss Fifth Third Adviser’s intent to exit the mutual fund advisory, administration and fund accounting business in light of the Bank’s determination that the Fifth Third Funds no longer fit the Bank’s long-term strategic plan. The Fifth Third Funds Board also considered that the Bank had engaged an investment banker to help identify parties interested in acquiring Fifth Third Adviser’s interest in managing the Fifth Third Funds. In identifying an acquisition party, the Bank advised the Fifth Third Funds Board that it sought a party who has a commitment to the mutual fund business, who has had success acquiring other mutual fund businesses and has a mutual fund family with a share class structure similar to that of the Fifth Third Funds.

In identifying a party, the Bank also advised the Fifth Third Funds Board that it sought an alternative that would allow shareholders of each Fifth Third Fund the opportunity to: (1) continue to pursue a similar investment opportunity through a tax-free combination of the Fifth Third Fund with a comparable portfolio in another fund group; (2) become part of a larger and more diverse family of mutual funds; (3) invest in a larger combined fund with increased long-term growth prospects, which could potentially use the increased asset size to achieve greater portfolio diversification and spread fixed costs over a larger asset base; and (4) invest in a family of mutual funds managed by an investment adviser that has extensive investment management resources and money market fund management experience. As a result of its search, the Fifth Third Adviser ultimately recommended to the Fifth Third Funds Board the Reorganizations of the Fifth Third Funds into the Federated Funds.

The independent Trustees met separately with their independent counsel to review the Reorganizations during the meetings identified above, as well as prior to such meetings. In connection with their review, the independent Trustees requested of and received from Fifth Third Adviser and the Bank information to assist them in considering the implications of the Reorganizations.

In connection with the Fifth Third Funds Board’s review of the Reorganizations, the Fifth Third Funds Board considered a variety of factors, including, but not limited to:

•	The investment objectives, restrictions and policies of each Fifth Third Fund are similar to those of the corresponding Federated Fund. Please see “Summary – Comparison of Investment Objectives, Policies and Risks” and “Summary – Comparison of Investment Limitations.”
•	The performance of the Federated Funds, historically, has generally been competitive with and comparable to (or for various periods better than) the performance of the Fifth Third Funds. Please see “Summary – Comparison of Potential Risks and Rewards: Performance Information.”
•	The Reorganizations would permit shareholders of each Fifth Third Fund the opportunity to pursue similar investment goals in a larger Federated Fund.
•	The Board noted that shareholders of the Fifth Third Funds may benefit from the lower management fees on the Federated Funds and lower stated overall expense ratios on the Federated Funds. Specifically, the Board was provided with Board materials that indicated that both the stated gross and net expense ratios of each class of each Federated Fund (based on information derived from the fee tables in the Federated Fund prospectuses dated as of September 30, 2011, as amended) were lower than the stated gross and net expense ratios of each corresponding class of each corresponding Fifth Third Fund (based on information derived from the fee tables in the Fifth Third Funds’ prospectus dated as of November 23, 2011, as amended). Please see “Summary – Comparative Fee Tables” and “Summary – Advisory Fees, Service Fees, Shareholder Fees and Other Expenses.”
•	If a Reorganization is approved, the Federated Adviser has voluntarily agreed that it, and its affiliates, will not terminate or increase the existing fee limits on the applicable Federated Funds without Federated Fund Board approval for one year following the effective date of this Prospectus/Proxy Statement, which fee limits are lower than the current expense caps of the corresponding Fifth Third Fund. Please see “Summary – Comparative Fee Tables.”
•	The Bank’s and Fifth Third Adviser’s agreement to bear the direct costs associated with the Reorganizations, including proxy statement and shareholder solicitation costs, legal costs and costs of tail insurance coverage for the independent Trustees. Costs borne by the Fifth Third Funds may only include transaction expenses associated with the sale and purchase of portfolio securities to the extent that any disposition of portfolio securities is required in connection with the Reorganizations. See “Information About the Reorganizations – Description of the Agreements and Plans of Reorganization,” “Information About the Reorganizations – Costs of Reorganizations” and “Information About the Reorganizations – Agreement Among Federated, Fifth Third Adviser and Fifth Third Financial Corporation.”
•	The Federated Adviser’s investment management resources, money market fund management experience and commitment to its mutual fund business.
•	Under the Money Market Asset Purchase Agreement (“Purchase Agreement”) entered into among the Fifth Third Adviser, Fifth Third Financial Corporation (“FTFC”), its immediate parent company (which entered into the Purchase Agreement solely for purposes of indemnification and certain other limited purposes), and Federated, each of the Fifth Third Adviser and Federated, subject to compliance with its fiduciary duties, agreed to use commercially reasonable efforts to, and to use commercially reasonable efforts to cause the Trustees of each Federated Fund to, take (or refrain from taking, as the case may be) such actions as are necessary to ensure that: (1) for a three-year period following the Reorganizations, at least 75% of the Trustees of the Federated Funds are not “interested persons” (as defined in the 1940 Act) of the Federated Adviser or Fifth Third Adviser, and (2) for a two-year period following the Reorganizations, no “unfair burden” will be imposed on the Fifth Third Funds as a result of the Reorganizations. Please see “Information About the Reorganizations – Agreement Among Federated, Fifth Third Adviser and Fifth Third Financial Corporation.”
•	The Reorganizations are expected to be tax-free for federal income tax purposes. Please see “Summary – Federal Tax Consequences.”
•	The Bank’s agreement to indemnify each independent Trustee for any losses or expenses arising because the independent Trustee was a Trustee of the Fifth Third Trust. Please see “Information About the Reorganizations – Indemnification of Each Fifth Third Trust Independent Trustee.”

In its deliberations, the Fifth Third Funds Board considered all information it received, as described above. The Fifth Third Funds Board, including the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act, concluded, based on the information presented, that the Reorganizations were in the best interests of the Fifth Third Funds and that existing shareholders will not be diluted as a result thereof and to recommend that shareholders of the Fifth Third Funds approve the Reorganizations. For more information, please see “Information About the Reorganizations – Background and Trustees’ Considerations Relating to the Proposed Reorganizations.”

Likewise, the Board of Trustees of the Federated Funds (“Federated Fund Board”), including a majority of the Trustees who are not “interested persons”, determined, as of April 4, 2012, that each Reorganization is in the best interests of the applicable Federated Fund, and that the interests of existing Federated Fund shareholders would not be diluted as a result of the applicable Reorganization. The Federated Fund Board made its determinations after reviewing the materials provided to the members of the Federated Fund Board and having the opportunity to request and evaluate such additional information as the Federated Fund Board reasonably deemed necessary to make their determinations. The Federated Fund Board considered various information and factors in reviewing the proposals on behalf of each Federated Fund and its shareholders, including, but not limited to, the following:

•	The Federated Fund Board was advised, and considered, that the securities that would be acquired on the Closing Date for the Reorganizations by the Federated Funds are expected to be permissible investments for the Federated Funds, consistent with the Federated Funds investment objectives, policies and strategies and the requirements of Rule 2a-7 under the 1940 Act.
•	The Federated Fund Board was advised, and considered, that the investment objectives, policies and strategies, and fundamental investment limitations, of the Federated Funds would not change as a result of the Reorganizations. Please see “Summary – Comparison of Investment Objectives, Policies and Risks” and “Summary – Comparison of Investment Limitations.”
•	The Federated Fund Board was advised of, and considered, the relative performance of the Federated Funds and the Fifth Third Funds. The Federated Fund Board was advised of, and considered, the additional assets that would be acquired by the Federated Funds through the Reorganizations, which could result in larger, more viable funds with potential for greater efficiencies and investment opportunities and which may benefit the performance of the Federated Funds over time. Please see “Summary – Comparison of Potential Risks and Rewards: Performance Information.”
•	The Federated Fund Board was advised, and considered, that the Reorganizations are not expected to have a negative impact on Federated Fund fees and expenses. Please see “Summary – Comparative Fee Tables” and “Summary – Advisory Fees, Service Fees, Shareholder Fees and Other Expenses.”
•	The Federated Fund Board was advised of, and considered, the qualifications and stability of the investment personnel for the Federated Funds and the management of the Federated Funds, and such personnel’s experience with transactions similar to the Reorganizations.
•	The Federated Fund Board was advised that, and considered that, the Reorganization transactions were expected to be conducted on a tax-free basis. See “Summary – Federal Tax Consequences.”
•	The Federated Fund Board was advised that, and considered that, all fees and expenses incurred by the Funds as a direct result of the Reorganization transactions shall have been or, when due, will be paid in full by the Fifth Third Adviser, Federated, and/or their affiliates, and not by Fund shareholders, except that (1) the Federated Funds will bear expenses associated with the qualification of their shares for sale in various states, and (2) to the extent that any transfer of portfolio securities is required in connection with the Reorganization, the Funds may incur transaction expenses associated with the sale and purchase of portfolio securities. The Federated Fund Board was advised that, and considered that, the securities of the Fifth Third Funds acquired by the Federated Funds would be valued using the Federated Fund’s valuation policies and procedures approved by the Federated Fund Board. The Federated Fund Board also was advised of, and considered, certain other arrangements that are intended to prevent the Reorganizations from otherwise being dilutive. See “Information About the Reorganizations – Description of the Agreements and Plans of Reorganization,” “Information About the Reorganizations – Costs of Reorganizations” and “Information About the Reorganizations – Agreement Among Federated, Fifth Third Adviser and Fifth Third Financial Corporation.”

Based on these factors, the Federated Adviser recommended to the Federated Fund Board that the Federated Fund Board approve each Reorganization, and the Federated Fund Board, including the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act, approved each Reorganization and determined that each Reorganization is in the best interests of the applicable Federated Fund, and that the interests of existing Federated Fund shareholders will not be diluted as a result of the applicable Reorganization.

Federal Tax Consequences

Federal Income Tax Consequences

As a condition to each Reorganization, the applicable Federated Fund and the corresponding Fifth Third Fund each will receive an opinion of counsel that the applicable Reorganization will be considered a tax-free “reorganization” under applicable provisions of the Code, so that no gain or loss will be recognized directly as a result of the Reorganization by the applicable Federated Fund, the corresponding Fifth Third Fund or the corresponding Fifth Third Fund’s shareholders. The aggregate tax basis of the applicable Federated Fund shares received by the corresponding Fifth Third Fund’s shareholders will be the same as the aggregate tax basis of their shares in the corresponding Fifth Third Fund. Each Fifth Third Fund will be required to discharge all of its liabilities and obligations prior to consummation of its Reorganization. Prior to the consummation of the Reorganizations, each corresponding Fifth Third Fund will work in good faith to remove any investments from its portfolio that may not be acquired by the applicable Federated Fund, due to such Federated Fund’s prospectus restrictions, investment strategies or policies, or applicable law, either by such Fifth Third Fund disposing of such investments or allowing certain investments to mature and not reacquiring similar investments that may not be acquired by the applicable Federated Fund. The Federated Adviser intends to retain at least 1/3 of the historic assets of each corresponding Fifth Third Fund in the applicable Federated Fund to the extent, and for so long as, required to satisfy the requirements of the Code for a tax-free reorganization. To the extent that any disposition of portfolio securities is required in connection with a Reorganization, the Funds may incur transaction expenses associated with the sale and purchase of portfolio securities. See “Information About the Reorganizations – Federal Income Tax Consequences.”

Distribution and the Treatment of Capital Loss Carryforwards and Realized Losses

The following charts set forth the capital loss carryforwards and gain/loss positions of the Funds:

	Reorganizing Fund Fifth Third Prime Money Market Fund	Surviving Fund Federated Prime Value Obligations Fund
Capital Loss Carryforward[1]	$610,167	$38,309
Year-to Date Gain/(Loss)[2]	$16,099.58	$34,554
Total Unrealized Gain/(Loss)[3]	$0	$0

1 Capital loss carryforward amounts as of the last fiscal year end: July 31 for Fifth Third Fund and Federated Fund.

2 Year-to date book gain/(loss) amounts are estimated through April 30, 2012.

3 Total unrealized book gain/(loss) amounts are as of April 30, 2012.

	Reorganizing Fund Fifth Third Institutional Money Market Fund	Surviving Fund Federated Prime Cash Obligations Fund
Capital Loss Carryforward[1]	$2,465,161	$0
Year-to Date Gain/(Loss)[2]	$68,099.52	$3,875
Total Unrealized Gain/(Loss)[3]	$0	$0

1 Capital loss carryforward amounts as of the last fiscal year end: July 31 for Fifth Third Fund and Federated Fund.

2 Year-to date book gain/(loss) amounts are estimated through April 30, 2012.

3 Total unrealized book gain/(loss) amounts are as of April 30, 2012.

	Reorganizing Fund Fifth Third Institutional Government Money Market Fund	Surviving Fund Federated Government Obligations Fund
Capital Loss Carryforward[1]	$982	$0
Year-to Date Gain/(Loss)[2]	$22,804.25	$22,774
Total Unrealized Gain/(Loss)[3]	$0	$0

1 Capital loss carryforward amounts as of the last fiscal year end: July 31 for Fifth Third Fund and Federated Fund.

2 Year-to date book gain/(loss) amounts are estimated through April 30, 2012.

3 Total unrealized book gain/(loss) amounts are as of April 30, 2012.

	Reorganizing Fund Fifth Third U.S. Treasury Money Market Fund	Surviving Fund Federated Treasury Obligations Fund
Capital Loss Carryforward[1]	$0	$0
Year-to Date Gain/(Loss)[2]	$18,226.43	$99,575
Total Unrealized Gain/(Loss)[3]	$0	$0

1 Capital loss carryforward amounts as of the last fiscal year end: July 31 for Fifth Third Fund and Federated Fund.

2 Year-to date book gain/(loss) amounts are estimated through April 30, 2012.

3 Total unrealized book gain/(loss) amounts are as of April 30, 2012.

Capital loss carryforwards from taxable years beginning on or prior to December 22, 2010 (“pre-enactment losses”) are subject to expiration as mandated by the Code. Net capital losses arising in taxable years beginning after December 22, 2010 (“post-enactment losses”) can generally be carried forward indefinitely. However, pre-enactment losses can be used only after post-enactment losses. In addition, the Code may limit the amounts of capital loss carryforwards that can be utilized annually by the Funds involved in a Reorganization. Based on the above information, while any limitations cannot be determined until the date on which a Reorganization is consummated, assuming the Reorganizations occurred on April 30, 2012, the Federated Adviser would not anticipate any permanent limitations on the use of the capital losses as a result of the consummation of the Reorganizations; however, the use of these losses may be subject to certain annual limitations under the Code.

The Purchase Agreement among Federated, the Fifth Third Adviser and FTFC contains provisions under which the Fifth Third Adviser or FTFC will be required to, among other things, reimburse each Fifth Third Fund for the full amount of any accumulated net realized loss as reflected in the Fifth Third Fund’s audited statement of assets as of July 31, 2011, as adjusted for all net gains and losses realized by the Fifth Third Fund after July 31, 2011, through the Closing Date, or any transaction that has caused a permanent impairment. See “Information About the Reorganizations – Agreement Among Federated, Fifth Third Adviser and Fifth Third Financial Corporation.”

Prior to the consummation of the Reorganizations, each corresponding Fifth Third Fund will work in good faith to remove any investments from its portfolio that may not be acquired by the applicable Federated Fund, due to such Federated Fund’s prospectus restrictions, investment strategies or policies, or applicable law, either by such Fifth Third Fund disposing of such investments or allowing certain investments to mature and not reacquiring similar investments that may not be acquired by the applicable Federated Fund. As of the Closing Date, if any such dispositions of portfolio securities, together with any other dispositions of portfolio securities from a portfolio of an applicable Fifth Third Fund, result in a Fifth Third Fund having a net capital gain (after netting with any capital loss carryforwards), such capital gains will be distributed to shareholders as taxable distributions prior to the consummation of the Reorganization for that Fifth Third Fund. Shareholders of the Fifth Third Funds will be responsible for any taxes payable in connection with taxable distributions made, if any, by the Fifth Third Funds immediately before the Closing Date. To the extent that any disposition of portfolio securities is required in connection with a Reorganization, the Funds also may incur transaction expenses associated with the sale and purchase of portfolio securities.

In addition, because the shareholders of a Fifth Third Fund will receive shares of a corresponding Federated Fund, they will receive a proportionate share of any “built in” (unrealized) gains in the applicable Federated Fund’s assets when such gains are eventually realized (if applicable) and distributed by the Federated Fund, as well as any taxable gains realized by the Federated Fund but not distributed to its shareholders prior to the Reorganization.

Shareholders of the Fifth Third Funds should consult their tax advisors regarding the federal, state and local tax treatment and implications of the Reorganizations in light of their individual circumstances.

THE BOARD OF TRUSTEES OF THE FIFTH THIRD FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” APPROVAL OF THE REORGANIZATIONS.

Comparison Of Investment Objectives, Policies And Risks

This section will help you compare the investment objectives, policies and risks of each of the Fifth Third Funds with the corresponding Federated Fund. In general, the investment objectives, policies and risks of the Funds are similar. The differences in the Funds’ objectives, policies and risks also are discussed below. While there is no assurance that any Fund will achieve its investment objective, each Fund endeavors to achieve its investment objectives by following the policies and strategies discussed below. Please be aware that the foregoing is only a summary, and this section is only a brief discussion. More complete information may be found in the Prospectuses of the Fifth Third Funds and the Federated Funds. See “Summary – Comparison of Investment Limitations” for a comparison of the Funds’ investment limitations.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, any other government agency or Fifth Third Bank. Although money market funds seek to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in these Funds.

Fifth Third Prime Money Market Fund - Federated Prime Value Obligations Fund

Investment Objectives

The investment objective of the Fifth Third Prime Money Market Fund is current income consistent with stability of principal. This investment objective may not be changed without shareholder approval. Similarly, the investment objective of the Federated Prime Value Obligations Fund is to provide current income consistent with stability of principal and liquidity. Unlike the Fifth Third Fund’s investment objective, this investment objective may be changed by the Federated Fund Board without shareholder approval.

Investment Policies and Strategies

The Fifth Third Prime Money Market Fund and the Federated Prime Value Obligations Fund both are money market funds that pursue their investment objectives and implement their investment strategies consistent with Rule 2a-7 under the 1940 Act. Both Funds seek to maintain a stable net asset value (“NAV”) of $1.00 per share, although there is no guarantee that they will do so. Both Funds invest primarily in a portfolio of high-quality, fixed-income securities maturing in 397 days or less. Both Funds also maintain a dollar-weighted average maturity (“DWAM”) of 60 days or less and maintain a weighted average life (“WAL”) of 120 days or less. Both Funds invest in U.S. treasury and government securities, corporate debt securities, commercial paper, asset backed-securities, foreign securities, repurchase agreements and securities of other investment companies, among other investments, and each Fund’s investment adviser relies on financial data and ratings from certain nationally recognized statistical ratings organizations (“NRSROs”) in performing fundamental credit analysis.

The Fifth Third Prime Money Market Fund invests at least 97% of its portfolio in high quality securities called “first-tier securities” or unrated securities that are considered equivalent by the Fifth Third Adviser. These securities generally will be domestic or foreign fixed income securities, including commercial paper, that at the time of purchase, are rated by such firm’s (NRSROs) as Standard & Poor’s and Moody’s Rating Service in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fifth Third Adviser. These securities also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, the Fund may invest in shares of money market investment companies that invest exclusively in these securities. The Fund reserves the right to invest up to 3% of its total assets in “second tier” securities, which generally are corporate securities that, at the time of purchase, are rated by such firms (NRSROs) as Standard & Poor’s and Moody’s Rating Service in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fifth Third Adviser. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights. The Fund also may invest in asset-backed securities and repurchase agreements collateralized by the securities mentioned above. Finally, while the Fifth Third Prime Money Market Fund also may invest in foreign currency denominated securities, the Fund currently does not hold such securities and currently does not have an intent to do so.

The Federated Prime Value Obligations Fund invests primarily in high-quality, dollar-denominated, fixed income securities issued by banks, corporations and the U.S. Government. Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. Government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities (which are often referred to as “government sponsored entities” or “GSEs”) are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities supported by the full faith and credit of the U.S. Government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). The Fund also may invest in a few government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Under Rule 2a-7 under the 1940 Act, the Fund generally is prohibited from investing more than 3% of its assets in second tier securities. If a security is downgraded to second tier after its acquisition, the Fund may continue to hold the security even if the portfolio exceeds Rule 2a-7’s limits on second tier securities.

The Federated Adviser actively manages the Fund’s portfolio, seeking to limit the credit risk taken by a Fund and to select investments with enhanced yields. The Federated Adviser performs a fundamental credit analysis to develop an approved database of issuers and securities that meet the Federated Adviser’s standard for minimal credit risk. The Federated Adviser monitors the credit risk of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of certain NRSROs. The Federated Adviser structures the Fund’s portfolio by investing primarily in securities that pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”) and commercial paper to achieve a limited barbell structure. In this structure, the maturities of the Fund’s investments tend to be concentrated towards the shorter and longer ends of the maturity range of the Fund’s investments, rather than evenly spread across the range. The Federated Adviser generally adjusts the portfolio’s DWAM by increasing or decreasing the maturities of the investments at the longer end of the barbell. The Federated Adviser generally shortens the portfolio’s DWAM when it expects interest rates to rise and extends the DWAM when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

The Federated Prime Value Obligations Fund has an industry concentration policy. Under the industry concentration policy, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Fund will invest more than 25% of its total assets in the financial services industry.

The Federated Prime Value Obligations Fund may temporarily depart from its principal investment strategies, including its strategy of investing at least 25% of its assets in the financial services industry, by holding cash, shortening the portfolio’s DWAM, or investing in any security that is an eligible security for purchase by money market funds. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflow. It is possible that such investments could affect the Fund’s investment returns and/or the Fund’s ability to achieve its investment objective.

Investment Risks

Because Federated Prime Value Obligations Fund and Fifth Third Prime Money Market Fund have similar investment objectives and strategies, their principal risks are similar. All mutual funds take investment risks. Therefore, even though both Funds are money market funds that seek to maintain a stable NAV, it is possible to lose money by investing in either Fund. An investment in either Fund is not insured or guaranteed by any bank (including the Bank) or by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either Fund.

The following provides general information on some of the more significant risks associated with the Funds’ principal investments. These primary factors may negatively impact the Funds’ ability to maintain a stable NAV, delay the payment of redemptions by the Funds or reduce the Funds’ dividends. Please refer to the Funds’ prospectuses for more detailed information on the risks associated with investments in the Funds.

•	Issuer Credit Risk. There is a possibility that issuers of securities in which a Fund may invest may default on the payment of interest or principal on the securities when due, which would cause a Fund to lose money.
•	Counterparty Credit Risk. A party to a transaction involving a Fund may fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategies.
•	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
•	Liquidity Risk. Liquidity risk is the risk that a Fund will experience significant net redemptions of Fund shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
•	Risk of Foreign Investing. Because the Funds invest in securities issued by foreign companies, the Funds may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

While the risks of the Funds are similar, the Federated Prime Value Obligations Fund’s prospectus also contains the following risk disclosure:

•	Sector Risk. A substantial part of the Fund’s portfolio may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these companies.
•	Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same credit enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such a credit enhancement provider.
•	Prepayment Risk. The Fund may invest in asset-backed and mortgage-backed securities, which may be subject to prepayment risk. If interest rates fall, and unscheduled prepayments on such securities accelerate, the Fund will be required to reinvest the proceeds at the lower interest rates then available.
•	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund’s Board of Trustees were to determine pursuant to Rule 2a-7 that the extent of the deviation between the Fund’s amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Fund’s Board of Trustees will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
•	Risk Associated with Investing Share Purchase Proceeds. On days where there are net purchases of Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund’s portfolio, or if the Fund holds cash, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
•	Changing Distribution Levels Risk. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation.

Fifth Third Institutional Money Market Fund - Federated Prime Cash Obligations Fund

Investment Objectives

The investment objective of the Fifth Third Institutional Money Market Fund is current income from short-term securities consistent with the stability of principal. This investment objective may not be changed without shareholder approval. Similarly, the investment objective of the Federated Prime Cash Obligations Fund is to provide current income consistent with stability of principal and liquidity. Unlike the Fifth Third Fund’s investment objective, this investment objective may be changed by the Federated Fund Board without shareholder approval.

Investment Policies and Strategies

The Fifth Third Institutional Money Market Fund and the Federated Prime Cash Obligations Fund both are money market funds that pursue their investment objectives and implement their investment strategies consistent with Rule 2a-7 under the 1940 Act. Both Funds seek to maintain a stable NAV of $1.00 per share, although there is no guarantee that they will do so. Both Funds invest primarily in a portfolio of high-quality, fixed-income securities maturing in 397 days or less. Both Funds also maintain a DWAM of 60 days or less and maintain a WAL of 120 days or less. Both Funds invest in U.S. treasury and government securities, corporate debt securities, commercial paper, asset backed-securities, foreign securities, repurchase agreements and securities of other investment companies, among other investments, and each Fund’s investment adviser relies on financial data and ratings from certain NRSROs in performing fundamental credit analysis.

The Fifth Third Institutional Money Market Fund invests at least 97% if its portfolio in high quality securities called “first-tier securities” or unrated securities that are considered equivalent by the Fifth Third Adviser. These securities generally will be corporate foreign fixed income securities, including commercial paper, that at the time of purchase, are rated by such firm’s (NRSROs) as Standard & Poor’s and Moody’s Rating Service in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fifth Third Adviser. These securities also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, the Fund may invest in shares of money market investment companies that invest exclusively in these securities. The Fund reserves the right to invest up to 3% of its total assets in “second tier” securities, which generally are corporate securities that, at the time of purchase, are rated by such firms (NRSROs) as Standard & Poor’s and Moody’s Rating Service in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fifth Third Adviser. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights. The Fund also may invest in asset-backed securities and repurchase agreements collateralized by the securities mentioned above. While the Fifth Third Institutional Money Market Fund also may invest in foreign currency denominated securities, the Fund currently does not hold such securities and currently does not have an intent to do so.

The Federated Prime Cash Obligations Fund invests primarily in high-quality, dollar-denominated, fixed income securities issued by banks, corporations and the U.S. Government. Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. Government, such as those issued by Freddie Mac, Fannie Mae and the Federal Home Loan Bank System. These entities (which are often referred to as “government sponsored entities” or “GSEs”) are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities supported by the full faith and credit of the U.S. Government, such as those issued by Ginnie Mae. The Fund also may invest in a few government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. The securities in which the Fund invests will be rated in the highest short-term rating category (without regard for gradations or subcategories) by one or more NRSROs or be deemed by the Federated Adviser to be of comparable quality to securities having such ratings.

The Federated Adviser actively manages the Fund’s portfolio, seeking to limit the credit risk taken by a Fund and to select investments with enhanced yields. The Federated Adviser performs a fundamental credit analysis to develop an approved database of issuers and securities that meet the Federated Adviser’s standard for minimal credit risk. The Federated Adviser monitors the credit risk of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of certain NRSROs. The Federated Adviser structures the Fund’s portfolio by investing primarily in securities that pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”) and commercial paper to achieve a limited barbell structure. In this structure, the maturities of the Fund’s investments tend to be concentrated towards the shorter and longer ends of the maturity range of the Fund’s investments, rather than evenly spread across the range. The Federated Adviser generally adjusts the portfolio’s DWAM by increasing or decreasing the maturities of the investments at the longer end of the barbell. The Federated Adviser generally shortens the portfolio’s DWAM when it expects interest rates to rise and extends the DWAM when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

The Federated Prime Cash Obligations Fund has an industry concentration policy. Under the industry concentration policy, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Fund will invest more than 25% of its total assets in the financial services industry.

The Federated Prime Cash Obligations Fund may temporarily depart from its principal investment strategies, including its strategy of investing at least 25% of its assets in the financial services industry, by holding cash, shortening the portfolio’s DWAM, or investing in any security that is an eligible security for purchase by money market funds. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflow. It is possible that such investments could affect the Fund’s investment returns and/or the Fund’s ability to achieve its investment objective.

Investment Risks

Because Federated Prime Cash Obligations Fund and Fifth Third Institutional Money Market Fund have similar investment objectives and strategies, their principal risks are similar. All mutual funds take investment risks. Therefore, even though both Funds are money market funds that seek to maintain a stable NAV, it is possible to lose money by investing in either Fund. An investment in either Fund is not insured or guaranteed by any bank (including the Bank) or by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either Fund.

The following provides general information on some of the more significant risks associated with the Funds’ principal investments. These primary factors may negatively impact the Funds’ ability to maintain a stable NAV, delay the payment of redemptions by the Funds or reduce the Funds’ dividends. Please refer to the Funds’ prospectuses for more detailed information on the risks associated with investments in the Funds.

•	Issuer Credit Risk. There is a possibility that issuers of securities in which a Fund may invest may default on the payment of interest or principal on the securities when due, which would cause a Fund to lose money.
•	Counterparty Credit Risk. A party to a transaction involving a Fund may fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategies.
•	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
•	Liquidity Risk. Liquidity risk is the risk that a Fund will experience significant net redemptions of Fund shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
•	Risk of Foreign Investing. Because the Funds invest in securities issued by foreign companies, the Funds may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

While the risks of the Funds are similar, the Federated Prime Cash Obligations Fund’s prospectus also contains the following risk disclosure:

•	Sector Risk. A substantial part of the Fund’s portfolio may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these companies.
•	Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same credit enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such a credit enhancement provider.
•	Prepayment Risk. The Fund may invest in asset-backed and mortgage-backed securities, which may be subject to prepayment risk. If interest rates fall, and unscheduled prepayments on such securities accelerate, the Fund will be required to reinvest the proceeds at the lower interest rates then available.
•	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund’s Board of Trustees were to determine pursuant to Rule 2a-7 that the extent of the deviation between the Fund’s amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Fund’s Board of Trustees will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
•	Risk Associated with Investing Share Purchase Proceeds. On days where there are net purchases of Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund’s portfolio, or if the Fund holds cash, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
•	Changing Distribution Levels Risk. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation.

Fifth Third Institutional Government Money Market Fund – Federated Government Obligations Fund

Investment Objectives

The investment objective of the Fifth Third Institutional Government Money Market Fund is current income consistent with the stability of principal. This investment objective may not be changed without shareholder approval. Similarly, the investment objective of the Federated Government Obligations Fund is to provide current income consistent with stability of principal. This investment objective also may not be changed without shareholder approval.

Investment Policies and Strategies

The Fifth Third Institutional Government Money Market Fund and the Federated Government Obligations Fund both are money market funds that pursue their investment objectives and implement their investment strategies consistent with Rule 2a-7 under the 1940 Act. Both Funds seek to maintain a stable NAV of $1.00 per share, although there is no guarantee that they will do so. Both Funds invest primarily in a portfolio of short-term U.S. Treasury and government securities maturing in 397 days or less. Both Funds also maintain a DWAM of 60 days or less and maintain a WAL of 120 days or less. Both Funds primarily invest in U.S. treasury and government securities and repurchase agreements. The Fifth Third Institutional Government Money Market Fund also may invest principally in securities of other investment companies.

Under normal circumstances, the Fifth Third Institutional Government Money Market Fund invests at least 80% of its assets in U.S. Government securities, repurchase agreements collateralized by these securities, and shares of money market investment companies that invest exclusively in these securities. U.S. Government securities include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored entities (“GSEs”), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by Ginnie Mae, the Overseas Private Investment Corporation (“OPIC”), and the Small Business Administration (“SBA”). U.S. Government securities issued by GSEs, the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank, Student Loan Marketing Association (“Sallie Mae”), Tennessee Valley Authority (“TVA”), Fannie Mae, Freddie Mac and Federal Agricultural Mortgage Corporation (“Farmer Mac”). Federal Farm Credit Bank (“FFCB”) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and has no ability to borrow from the U.S. Treasury. While there are different degrees of credit quality, U.S. Government securities and securities issued by GSEs generally are considered to be of higher quality than other types of securities.

Under normal circumstances, the Federated Government Obligations Fund invests at least 80% of its assets in U.S. government securities. Because the Fund refers to government securities in its name, the Fund will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government securities. The Federated Government Obligations Fund invests primarily in a portfolio of short-term U.S. Treasury and government securities. These investments include repurchase agreements collateralized fully by U.S. Treasury and government securities. The Fund limits its investments to those that would enable it to qualify as a permissible investment for federally chartered credit unions. Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. Government, such as those issued by Freddie Mac, Fannie Mae and the Federal Home Loan Bank System. These entities (which are often referred to as “government sponsored entities” or “GSEs”) are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities supported by the full faith and credit of the U.S. Government, such as those issued by Ginnie Mae. The Fund also may invest in a few government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. The Federated Adviser generally shortens the Fund’s portfolio’s DWAM when it expects interest rates to rise and extends the DWAM when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Federated Adviser selects securities used to shorten or extend the Fund’s portfolio’s DWAM by comparing the returns current offered by different investments to their historical and expected returns.

The Federated Government Obligations Fund may temporarily depart from its principal investment strategies by holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflow. Such temporary cash positions could affect the Fund’s investment returns and/or the Fund’s ability to achieve its investment objective.

Investment Risks

Because Federated Government Obligations Fund and Fifth Third Institutional Government Money Market Fund have similar investment objectives and strategies, their principal risks are similar. All mutual funds take investment risks. Therefore, even though both Funds are money market funds that seek to maintain a stable NAV, it is possible to lose money by investing in either Fund. An investment in either Fund is not insured or guaranteed by any bank (including the Bank) or the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either Fund.

The following provides general information on some of the more significant risks associated with the Funds’ principal investments. These primary factors may negatively impact the Funds’ ability to maintain a stable NAV, delay the payment of redemptions by the Funds or reduce the Funds’ dividends. Please refer to the Funds’ prospectuses for more detailed information on the risks associated with investments in the Funds.

•	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
•	Liquidity Risk. Liquidity risk is the risk that a Fund will experience significant net redemptions of Fund shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

While the risks of the Funds are similar, the Federated Government Obligations Fund’s prospectus also contains the following risk disclosure:

•	Issuer Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
•	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
•	Call Risk. The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
•	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund’s Board of Trustees were to determine pursuant to Rule 2a-7 that the extent of the deviation between the Fund’s amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Fund’s Board of Trustees will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
•	Risk Associated with Investing Share Purchase Proceeds. On days where there are net purchases of Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund’s portfolio, or if the Fund holds cash, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
•	Changing Distribution Levels Risk. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation.

Fifth Third U.S. Treasury Money Market Fund - Federated Treasury Obligations Fund

Investment Objectives

The investment objective of the Fifth Third U.S. Treasury Money Market Fund is stability of principal and current income consistent with stability of principal. This investment objective may not be changed without shareholder approval. Similarly, the investment objective of the Federated Treasury Obligations Fund is to provide current income consistent with stability of principal. This investment objective also may not be changed without shareholder approval.

Investment Policies and Strategies

The Fifth Third U.S. Treasury Money Market Fund and the Federated Treasury Obligations Fund both are money market funds that pursue their investment objectives and implement their investment strategies consistent with Rule 2a-7 under the 1940 Act. Both Funds seek to maintain a stable NAV of $1.00 per share, although there is no guarantee that they will do so. Both Funds invest primarily in a portfolio of short-term U.S. Treasury securities maturing in 397 days or less. Both Funds also maintain a DWAM of 60 days or less and maintain a WAL of 120 days or less. Both Funds primarily invest in U.S. treasury securities and repurchase agreements. The Fifth Third U.S. Treasury Money Market Fund also may invest principally in securities of other investment companies.

Under normal circumstances, the Fifth Third U.S. Treasury Money Market Fund invests at least 80% of its net assets (plus borrowing made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities. The remaining 20% of the Fund’s assets may be invested in short-term obligations that are issued by private issuers or agencies or instrumentalities of the U.S. Government that are guaranteed as to principal or interest by the U.S. Government. U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury. Securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include, but are not limited to, U.S. Treasury securities issued by Ginnie Mae and the SBA, as well as obligations of private issuers guaranteed by the FDIC under its Temporary Liquidity Guarantee Program announced on October 14, 2008. The interest on securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program may be subject to state and local income taxes.

Under normal circumstances, the Federated Treasury Obligations Fund invests at least 80% of its assets in Treasury investments. Because the Fund refers to Treasury investments in its name, the Fund will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in Treasury investments. The Federated Treasury Obligations Fund invests primarily in a portfolio of U.S. Treasury securities. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The Federated Adviser generally shortens the Fund’s portfolio’s DWAM when it expects interest rates to rise and extends the DWAM when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Federated Adviser selects securities used to shorten or extend the Fund’s portfolio’s DWAM by comparing the returns currently offered by different investments to their historical and expected returns.

The Federated Treasury Obligations Fund may temporarily depart from its principal investment strategies by holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflow. Such temporary cash positions could affect the Fund’s investment returns and/or the Fund’s ability to achieve its investment objective.

Investment Risks

Because Federated Treasury Obligations Fund and Fifth Third U.S. Treasury Money Market Fund have similar investment objectives and strategies, their principal risks are similar. All mutual funds take investment risks. Therefore, even though both Funds are money market funds that seek to maintain a stable NAV, it is possible to lose money by investing in either Fund. An investment in either Fund is not insured or guaranteed by any bank (including the Bank) or the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either Fund.

The following provides general information on some of the more significant risks associated with the Funds’ principal investments. These primary factors may negatively impact the Funds’ ability to maintain a stable NAV, delay the payment of redemptions by the Funds or reduce the Funds’ dividends. Please refer to the Funds’ prospectuses for more detailed information on the risks associated with investments in the Funds.

•	Interest Rate Risk. Prices of U.S. Treasury securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of U.S. Treasury securities with longer maturities.
•	Liquidity Risk. Liquidity risk is the risk that a Fund will experience significant net redemptions of Fund shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
•	Call Risk. A Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.

While the risks of the Funds are similar, the Federated Treasury Obligations Fund’s prospectus also contains the following risk disclosure:

•	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
•	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund’s Board of Trustees were to determine pursuant to Rule 2a-7 that the extent of the deviation between the Fund’s amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Fund’s Board of Trustees will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
•	Risk Associated with Investing Share Purchase Proceeds. On days where there are net purchases of Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund’s portfolio, or if the Fund holds cash, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
•	Changing Distribution Levels Risk. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation.

Comparison Of Investment Limitations

Each Fund has fundamental investment limitations which cannot be changed without shareholder approval, and non-fundamental investment limitations which may be changed with Fifth Third Fund Board or Federated Fund Board (as applicable) approval without shareholder approval. The summary below is qualified in its entirety by the description of the fundamental limitations of each Federated Fund and each Fifth Third Fund as set forth in Annex B to this Prospectus/ Proxy Statement. The limitations for each Federated Fund and each corresponding Fifth Third Fund are similar; however, you may want to note the following differences:

Fifth Third Prime Money Market Fund – Federated Prime Value Obligations Fund

The Fifth Third Prime Money Market Fund has fundamental investment limitations covering Selling Short and Buying on Margin, Issuing Senior Securities and Borrowing Money, Pledging Securities or Assets, Investing in Commodities, Commodity Contracts or Real Estate, Underwriting, Lending Cash or Securities, Acquiring Voting Securities, Diversification of Investments, Concentration of Investments and Dealing in Puts and Calls, and non-fundamental investment limitations covering Investing in Securities of Other Investment Companies and Investing in Illiquid Securities. The Federated Prime Value Obligations Fund has similar fundamental investment limitations except that it does not have limitations on Dealing in Puts and Calls or Acquiring Voting Securities, and its investment limitations on Purchases on Margin and Pledging Assets are non-fundamental investment limitations. The Federated Prime Value Obligations Fund also does not have a non-fundamental investment limitation on Investing in Securities of Other Investment Companies. Regarding additional differences between the investment limitations, you may want to note the following:

The Fifth Third Prime Money Market Fund may not issue senior securities or borrow money, except the Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. The Fund does not consider a cash advance used to cover a short-term overdraft to be a borrowing. The Federated Prime Obligations Fund may issue senior securities and borrow money to the maximum extent permitted under the 1940 Act.

The Fifth Third Prime Money Market Fund may not pledge its securities. While the Federated Prime Value Obligations Fund may not mortgage, pledge or hypothecate any of its assets, this limitation does not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

The Fifth Third Prime Money Market Fund may not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, the Fund reserves the right to invest more than 25% of its total assets in domestic bank instruments, U.S. Government obligations or instruments secured by these money market instruments (e.g., repurchase agreements). The Fund will not invest more than 25% of its total assets in instruments of foreign banks. The Federated Prime Value Obligations Fund has a similar limitation, except that it may invest in securities issued by the U.S. Government or any of its agencies or instrumentalities and in securities in the financial services industry without limitation. The Federated Prime Value Obligations Fund also does not have the 25% of total assets limitation on investments in foreign banks.

The Fifth Third Prime Money Market Fund may not invest in commodities or commodity contracts. The Federated Prime Value Obligations Fund may not purchase or sell physical commodities; however, it may purchase securities of companies that deal in commodities.

Fifth Third Institutional Money Market Fund - Federated Prime Cash Obligations Fund

The Fifth Third Institutional Money Market Fund has fundamental investment limitations covering Selling Short and Buying on Margin, Issuing Senior Securities and Borrowing Money, Pledging Securities or Assets, Investing in Commodities, Commodity Contracts or Real Estate, Underwriting, Lending Cash or Securities, Acquiring Voting Securities, Diversification of Investments, Concentration of Investments and Dealing in Puts and Calls, and non-fundamental investment limitations covering Investing in Securities of Other Investment Companies and Investing in Illiquid Securities. The Federated Prime Cash Obligations Fund has similar fundamental investment limitations except that it does not have limitations on Dealing in Puts and Calls or Acquiring Voting Securities, and its investment limitations on Purchases on Margin and Pledging Assets are non-fundamental investment limitations. The Federated Prime Cash Obligations Fund also does not have a non-fundamental investment limitation on Investing in Securities of Other Investment Companies. Regarding additional differences between the investment limitations, you may want to note the following:

The Fifth Third Institutional Money Market Fund may not issue senior securities or borrow money, except the Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. The Fund does not consider a cash advance used to cover a short-term overdraft to be a borrowing. The Federated Government Obligations Fund may issue senior securities and borrow money to the maximum extent permitted under the 1940 Act.

The Fifth Third Institutional Money Market Fund may not mortgage, pledge or hypothecate any assets except to secure permitted borrowings, subject to a limitation that it may not pledge assets having a market value exceeding the lesser of the dollar amounts borrowed or 10% of the value of its total assets at the time of the pledge. While the Federated Prime Cash Obligations Fund may not mortgage, pledge or hypothecate any of its assets, this limitation does not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities. The investment limitation applicable to the Federated Prime Cash Obligations Fund also does not contain the express 10% limitation contained in the Fifth Third Institutional Money Market Fund’s investment limitation.

The Fifth Third Institutional Money Market Fund may not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. The Federated Prime Cash Obligations Fund has a similar limitation, except that it may invest in securities issued by the U.S. Government or any of its agencies or instrumentalities and in securities in the financial services industry without limitation.

The Fifth Third Institutional Money Market Fund may not purchase or sell commodities, commodity contracts, or commodity futures contracts. The Federated Prime Cash Obligations Fund may not purchase or sell physical commodities; however, it may purchase securities of companies that deal in commodities.

Fifth Third Institutional Government Money Market Fund – Federated Government Obligations Fund

The Fifth Third Institutional Government Money Market Fund has fundamental investment limitations covering Selling Short and Buying on Margin, Issuing Senior Securities and Borrowing Money, Pledging Securities or Assets, Investing in Commodities, Commodity Contracts or Real Estate, Underwriting, Lending Cash or Securities, Acquiring Voting Securities, Diversification of Investments, Concentration of Investments and Dealing in Puts and Calls, and non-fundamental investment limitations covering Investing in Securities of Other Investment Companies and Investing in Illiquid Securities. The Federated Government Obligations Fund has similar fundamental investment limitations except that it does not have limitations on Dealing in Puts and Calls or Acquiring Voting Securities, and its investment limitations on Purchases on Margin and Pledging Assets are non-fundamental investment limitations. The Federated Government Obligations Fund also does not have a non-fundamental investment limitation on Investing in Securities of Other Investment Companies. Regarding additional differences between the investment limitations, you may want to note the following:

The Fifth Third Institutional Government Money Market Fund may not issue senior securities or borrow money, except the Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. The Fund does not consider a cash advance used to cover a short-term overdraft to be a borrowing. The Federated Prime Obligations Fund may issue senior securities and borrow money to the maximum extent permitted under the 1940 Act.

The Fifth Third Institutional Government Money Market Fund may not mortgage, pledge or hypothecate any assets except to secure permitted borrowings, subject to a limitation that it may not pledge assets having a market value exceeding the lesser of the dollar amounts borrowed or 10% of the value of its total assets at the time of the pledge. While the Federated Government Obligations Fund may not mortgage, pledge or hypothecate any of its assets, this limitation does not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities. The investment limitation applicable to the Federated Government Obligations Fund also does not contain the express 10% limitation contained in the Fifth Third Institutional Government Money Market Fund’s investment limitation.

The Fifth Third Institutional Government Money Market Fund may not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. The Federated Government Obligations Fund has a similar limitation, except that it may invest in securities issued by the U.S. Government or any of its agencies or instrumentalities and in securities in the financial services industry without limitation.

The Fifth Third Institutional Government Money Market Fund may not purchase or sell commodities, commodity contracts, or commodity futures contracts. The Federated Government Obligations Fund may not purchase or sell physical commodities; however, it may purchase securities of companies that deal in commodities.

Fifth Third U.S. Treasury Money Market Fund – Federated Treasury Obligations Fund

The Fifth Third U.S. Treasury Money Market Fund has fundamental investment limitations covering Selling Short and Buying on Margin, Issuing Senior Securities and Borrowing Money, Pledging Securities or Assets, Underwriting, Lending Cash or Securities, Diversification of Investments and Dealing in Puts and Calls, and non-fundamental investment limitations covering Investing in Securities of Other Investment Companies and Investing in Illiquid Securities. The Federated Treasury Obligations Fund has similar fundamental investment limitations except that it also has fundamental investment limitations covering Investing in Commodities and Concentration and does not have limitations on Dealing in Puts and Calls. The Federated Treasury Obligations Fund’s investment limitations on Purchases on Margin and Pledging Assets are non-fundamental investment limitations. The Federated Treasury Obligations Fund also does not have a non-fundamental investment limitation on Investing in Securities of Other Investment Companies. Regarding additional differences between the investment limitations, you may want to note the following:

The Fifth Third U.S. Treasury Money Market Fund may not issue senior securities or borrow money, except the Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. The Fund does not consider a cash advance used to cover a short-term overdraft to be a borrowing. The Federated Treasury Obligations Fund may issue senior securities and borrow money to the maximum extent permitted under the 1940 Act.

The Fifth Third U.S. Treasury Money Market Fund may not mortgage, pledge or hypothecate any assets except to secure permitted borrowings, subject to a limitation that it may not pledge assets having a market value exceeding the lesser of the dollar amounts borrowed or 10% of the value of its total assets at the time of the pledge. While the Federated Treasury Obligations Fund may not mortgage, pledge or hypothecate any of its assets, this limitation does not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities. The investment limitation applicable to the Federated Treasury Obligations Fund also does not contain the express 10% limitation contained in the Fifth Third U.S. Treasury Money Market Fund’s investment limitation.

Comparative Fee Tables

Like all mutual funds, the Fifth Third Funds and Federated Funds incur certain expenses in their operations. These expenses include management fees, as well as the cost of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities. Set forth in the tables below is information regarding the fees and expenses currently incurred by each class of each Fifth Third Fund and each corresponding class of the corresponding Federated Fund, and pro forma fees and expenses for the corresponding class of the Federated Fund after giving effect to the applicable Reorganization (which are based on asset and expense information assuming the Reorganizations occurred on July 31, 2011). In accordance with the structure of each proposed Reorganization, as described in the chart on the first page of this Prospectus/Proxy Statement, each table reflects the Reorganization of a single Fifth Third Fund into a single Federated Fund.

Shareholders should note that the Fifth Third Adviser and Federated Adviser, and their affiliates and Fund service providers, may voluntarily waive fees below the stated expense ratios reflected in the tables below. These additional voluntary waivers can be changed or terminated at any time at the discretion of the Fifth Third Adviser, Federated Adviser, their affiliates or Fund service providers. While the Fifth Third Funds generally have been operated at various times at lower net expense ratios than the Federated Funds after voluntary waivers, there is no guarantee that such voluntary waivers would continue given the Bank’s determination that the Fifth Third Funds no longer fit the Bank’s long-term strategic plan.

Fifth Third Prime Money Market Fund– Federated Prime Value Obligations Fund

Fees and Expenses

This table describes (1) the actual fees and expenses for the Institutional Shares (IS), Class A Shares (A), Class B Shares (B) and Class C Shares (C) of Fifth Third Prime Money Market Fund for the fiscal year ended July 31, 2011; (2) the actual fees and expenses for the Service Shares (SS) of Federated Prime Value Obligations Fund for the fiscal year ended July 31, 2011; and (3) the pro forma fees and expenses of the Service Shares (SS) of Federated Prime Value Obligations Fund on a combined basis after giving effect to the Reorganization (which are based on asset and expense information assuming the Reorganization occurred on July 31, 2011).

Shareholder Fees	Fifth Third Prime Money Market Fund – IS	Fifth Third Prime Money Market Fund – A	Fifth Third Prime Money Market Fund – B	Fifth Third Prime Money Market Fund – C	Federated Prime Value Obligations Fund - SS	Federated Prime Value Obligations Fund - SS Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	5.00%(1)	1.00%(2)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.40%	0.40%	0.40%	0.40%	0.20%	0.20%
Distribution (12b-1) Fee	None	0.25%	1.00%	0.75%	None	None
Other Expenses	0.24%	0.24%	0.24%	0.49%	0.34%	0.34%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	None	None
Total Annual Fund Operating Expenses	0.65%	0.90%	1.65%	1.65%	0.54%	0.54%
Fee Waivers and/or Expense Reimbursements	0.10%(3)	0.10%(3)	0.10%(3)	0.10%(3)	0.09% (4)	0.09% (4)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.55%	0.80%	1.55%	1.55%	0.45%	0.45%

1 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, the B class automatically converts to the A class.

2 The contingent deferred sales charge (“CDSC”) for the C class of 1% applies to shares redeemed within the first year of purchase.

3 The Fifth Third Adviser, the adviser and administrator for the Fifth Third Fund, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Fifth Third Adviser are subject to reimbursement by the Fifth Third Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fifth Third Fund if it would result in the Fifth Third Fund exceeding the expense limitation described herein.

4 The Federated Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Federated Fund’s SS class (after the voluntary waivers and/or reimbursements) will not exceed 0.45% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2012, or (b) the date of the Federated Fund’s next effective prospectus. While the Federated Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Fund Board. If this Reorganization is approved, the Termination Date will be extended to up to but not including the later of (a) July 9, 2013 or (b) the date of the Federated Fund’s next effective Prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the each Fund’s shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Fifth Third Prime Money Market Fund – IS	$56	$197	$350	$796
Fifth Third Prime Money Market Fund – A	$81	$275	$485	$1,091
Fifth Third Prime Money Market Fund – B
Expenses assuming redemption	$657	$809	$1,085	$1,741
Expenses assuming no redemption	$157	$509	$885	$1,741
Fifth Third Prime Money Market Fund – C
Expenses assuming redemption	$257	$509	$885	$1,941
Expenses assuming no redemption	$157	$509	$885	$1,941
Federated Prime Value Obligations Fund – SS	$55	$173	$302	$677
Federated Prime Value Obligations Fund – SS, Pro Forma Combined	$55	$173	$302	$677

Fifth Third Institutional Money Market Fund – Federated Prime Cash Obligations Fund

Fees and Expenses

This table describes (1) the actual fees and expenses for the Institutional Shares (IS) and the Select Shares (SEL) of Fifth Third Institutional Money Market Fund for the fiscal year ended July 31, 2011; (2) the actual fees and expenses for the Institutional Shares (IS) of Federated Prime Cash Obligations Fund for the fiscal year ended July 31, 2011; and (3) the pro forma fees and expenses of the Institutional Shares (IS) of Federated Prime Cash Obligations Fund on a combined basis after giving effect to the Reorganization (which are based on asset and expense information assuming the Reorganization occurred on July 31, 2011).

Shareholder Fees	Fifth Third Institutional Money Market Fund – IS	Fifth Third Institutional Money Market Fund – SEL	Federated Prime Cash Obligations Fund - IS	Federated Prime Cash Obligations Fund - IS Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.40%	0.40%	0.20%	0.20%
Distribution (12b-1) Fee	None	None	None	None
Other Expenses	0.22%	0.30%	0.33%	0.33%
Acquired Fund Fees and Expenses	0.01%	0.01%	None	None
Total Annual Fund Operating Expenses	0.63%	0.71%	0.53%	0.53%
Fee Waivers and/or Expense Reimbursements	0.41%(1)	0.41%(1)	0.33% (2)	0.33% (2)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.22%	0.30%	0.20%	0.20%

1 The Fifth Third Adviser, the adviser and administrator for the Fifth Third Fund, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Fifth Third Adviser is subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fifth Third Fund if it would result in the Fifth Third Fund exceeding the expense limitation described herein.

2 The Federated Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Federated Fund’s IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2012, or (b) the date of the Federated Fund’s next effective prospectus. While the Federated Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Fund Board. If this Reorganization is approved, the Termination Date will be extended to up to but not including the later of (a) July 9, 2013 or (b) the date of the Federated Fund’s next effective Prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the each Fund’s shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Fifth Third Institutional Money Market Fund – IS	$22	$159	$308	$741
Fifth Third Institutional Money Market Fund – SEL	$30	$184	$352	$838
Federated Prime Cash Obligations Fund – IS	$54	$170	$296	$665
Federated Prime Cash Obligations Fund – IS, Pro Forma Combined	$54	$170	$296	$665

Fifth Third Institutional Money Market Fund – Federated Prime Cash Obligations Fund

Fees and Expenses

This table describes (1) the actual fees and expenses for Preferred Shares (PRE) of Fifth Third Institutional Money Market Fund for the fiscal year ended July 31, 2011; (2) the actual fees and expenses for the Capital Shares (CAP) of Federated Prime Cash Obligations Fund for the fiscal year ended July 31, 2011; and (3) the pro forma fees and expenses of the Capital Shares (CAP) of Federated Prime Cash Obligations Fund on a combined basis after giving effect to the Reorganization (which are based on asset and expense information assuming the Reorganization occurred on July 31, 2011).

Shareholder Fees	Fifth Third Institutional Money Market Fund – PRE	Federated Prime Cash Obligations Fund - CAP	Federated Prime Cash Obligations Fund - CAP Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.40%	0.20%	0.20%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.37%	0.33%	0.33%
Acquired Fund Fees and Expenses	0.01%	None	None
Total Annual Fund Operating Expenses	0.78%	0.53%	0.53%
Fee Waivers and/or Expense Reimbursements	0.41%(1)	0.23% (2)	0.23% (2)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.37%	0.30%	0.30%

1 The Fifth Third Adviser, the adviser and administrator for the Fifth Third Fund, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Fifth Third Adviser is subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fifth Third Fund if it would result in the Fifth Third Fund exceeding the expense limitation described herein.

2 The Federated Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Federated Fund’s CAP class (after the voluntary waivers and/or reimbursements) will not exceed 0.30% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2012, or (b) the date of the Federated Fund’s next effective prospectus. While the Federated Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Fund Board. If this Reorganization is approved, the Termination Date will be extended to up to but not including the later of (a) July 9, 2013 or (b) the date of the Federated Fund’s next effective Prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the each Fund’s shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Fifth Third Institutional Money Market Fund – PRE	$37	$206	$390	$922
Federated Prime Cash Obligations Fund – CAP	$54	$170	$296	$665
Federated Prime Cash Obligations Fund – CAP, Pro Forma Combined	$54	$170	$296	$665

Fifth Third Institutional Money Market Fund – Federated Prime Cash Obligations Fund

Fees and Expenses

This table describes (1) the actual fees and expenses for the Trust Shares (TR) of Fifth Third Institutional Money Market Fund for the fiscal year ended July 31, 2011; (2) the actual fees and expenses for the Service Shares (SS) of Federated Prime Cash Obligations Fund for the fiscal year ended July 31, 2011; and (3) the pro forma fees and expenses of the Service Shares (SS) of Federated Prime Cash Obligations Fund on a combined basis after giving effect to the Reorganization (which are based on asset and expense information assuming the Reorganization occurred on July 31, 2011).

Shareholder Fees	Fifth Third Institutional Money Market Fund – TR	Federated Prime Cash Obligations Fund - SS	Federated Prime Cash Obligations Fund - SS Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.40%	0.20%	0.20%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.47%	0.33%	0.33%
Acquired Fund Fees and Expenses	0.01%	None	None
Total Annual Fund Operating Expenses	0.88%	0.53%	0.53%
Fee Waivers and/or Expense Reimbursements	0.41%(1)	0.08% (2)	0.08% (2)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.47%	0.45%	0.45%

1 The Fifth Third Adviser, the adviser and administrator for the Fifth Third Fund, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Fifth Third Adviser are subject to reimbursement by the Fifth Third Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fifth Third Fund if it would result in the Fifth Third Fund exceeding the expense limitation described herein.

2 The Federated Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Federated Fund’s SS class (after the voluntary waivers and/or reimbursements) will not exceed 0.45% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2012, or (b) the date of the Federated Fund’s next effective prospectus. While the Federated Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Fund Board. If this Reorganization is approved, the Termination Date will be extended to up to but not including the later of (a) July 9, 2013 or (b) the date of the Federated Fund’s next effective Prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the each Fund’s shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Fifth Third Institutional Money Market Fund – TR	$48	$238	$444	$1,040
Federated Prime Cash Obligations Fund – SS	$54	$170	$296	$665
Federated Prime Cash Obligations Fund – SS, Pro Forma Combined	$54	$170	$296	$665

Fifth Third Institutional Government Money Market Fund – Federated Government Obligations Fund

Fees and Expenses

This table describes (1) the actual fees and expenses for the Institutional Shares (IS) and Select Shares (SEL) of Fifth Third Institutional Government Money Market Fund for the fiscal year ended July 31, 2011; (2) the actual fees and expenses for the Institutional Shares (IS) of Federated Government Obligations Fund for the fiscal year ended July 31, 2011; and (3) the pro forma fees and expenses of the Institutional Shares (IS) of Federated Government Obligations Fund on a combined basis after giving effect to the Reorganization (which are based on asset and expense information assuming the Reorganization occurred on July 31, 2011).

Shareholder Fees	Fifth Third Institutional Government Money Market Fund – IS	Fifth Third Institutional Government Money Market Fund – SEL	Federated Government Obligations Fund - IS	Federated Government Obligations Fund - IS Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.40%	0.40%	0.20%	0.20%
Distribution (12b-1) Fee	None	None	None	None
Other Expenses	0.22%	0.30%	0.33%	0.33%
Total Annual Fund Operating Expenses	0.62%	0.70%	0.53%	0.53%
Fee Waivers and/or Expense Reimbursements	0.41%(1)	0.41%(1)	0.33% (2)	0.33% (2)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.21%	0.29%	0.20%	0.20%

1 The Fifth Third Adviser, the adviser and administrator for the Fifth Third Fund, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Fifth Third Adviser are subject to reimbursement by the Fifth Third Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fifth Third Fund if it would result in the Fifth Third Fund exceeding the expense limitation described herein.

2 The Federated Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Federated Fund’s IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2012, or (b) the date of the Federated Fund’s next effective prospectus. While the Federated Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Fund Board. If this Reorganization is approved, the Termination Date will be extended to up to but not including the later of (a) July 9, 2013 or (b) the date of the Federated Fund’s next effective Prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the each Fund’s shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Fifth Third Institutional Government Money Market Fund – IS	$22	$158	$306	$737
Fifth Third Institutional Government Money Market Fund – SEL	$30	$183	$350	$835
Federated Government Obligations Fund – IS	$54	$170	$296	$665
Federated Government Obligations Fund – IS, Pro Forma Combined	$54	$170	$296	$665

Fifth Third Institutional Government Money Market Fund – Federated Government Obligations Fund

Fees and Expenses

This table describes (1) the actual fees and expenses for the Preferred Shares (PRE) of Fifth Third Institutional Government Money Market Fund for the fiscal year ended July 31, 2011; (2) the actual fees and expenses for the Capital Shares (CAP) of Federated Government Obligations Fund for the fiscal year ended July 31, 2011; and (3) the pro forma fees and expenses of the Capital Shares (CAP) of Federated Government Obligations Fund on a combined basis after giving effect to the Reorganization (which are based on asset and expense information assuming the Reorganization occurred on July 31, 2011).

Shareholder Fees	Fifth Third Institutional Government Money Market Fund – PRE	Federated Government Obligations Fund - CAP	Federated Government Obligations Fund - CAP Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.40%	0.20%	0.20%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.37%	0.33%	0.33%
Total Annual Fund Operating Expenses	0.77%	0.53%	0.53%
Fee Waivers and/or Expense Reimbursements	0.41%(1)	0.23% (2)	0.23% (2)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.36%	0.30%	0.30%

1 The Fifth Third Adviser, the adviser and administrator for the Fifth Third Fund, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Fifth Third Adviser are subject to reimbursement by the Fifth Third Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fifth Third Fund if it would result in the Fifth Third Fund exceeding the expense limitation described herein.

2 The Federated Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Federated Fund’s CAP class (after the voluntary waivers and/or reimbursements) will not exceed 0.30% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2012, or (b) the date of the Federated Fund’s next effective prospectus. While the Federated Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Fund Board. If this Reorganization is approved, the Termination Date will be extended to up to but not including the later of (a) July 9, 2013 or (b) the date of the Federated Fund’s next effective Prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the each Fund’s shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Fifth Third Institutional Government Money Market Fund – PRE	$37	$205	$388	$917
Federated Government Obligations Fund – CAP	$54	$170	$296	$665
Federated Government Obligations Fund – CAP, Pro Forma Combined	$54	$170	$296	$665

Fifth Third Institutional Government Money Market Fund – Federated Government Obligations Fund

Fees and Expenses

This table describes (1) the actual fees and expenses for the Trust Shares (TR) of Fifth Third Institutional Government Money Market Fund for the fiscal year ended July 31, 2011; (2) the actual fees and expenses for the Service Shares (SS) of Federated Government Obligations Fund for the fiscal year ended July 31, 2011; and (3) the pro forma fees and expenses of the Service Shares (SS) of Federated Government Obligations Fund on a combined basis after giving effect to the Reorganization (which are based on asset and expense information assuming the Reorganization occurred on July 31, 2011).

Shareholder Fees	Fifth Third Institutional Government Money Market Fund – TR	Federated Government Obligations Fund - SS	Federated Government Obligations Fund - SS Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.40%	0.20%	0.20%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.47%	0.33%	0.33%
Total Annual Fund Operating Expenses	0.87%	0.53%	0.53%
Fee Waivers and/or Expense Reimbursements	0.41%(1)	0.08% (2)	0.08% (2)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.46%	0.45%	0.45%

1 The Fifth Third Adviser, the adviser and administrator for the Fifth Third Fund, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Fifth Third Adviser are subject to reimbursement by the Fifth Third Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fifth Third Fund if it would result in the Fifth Third Fund exceeding the expense limitation described herein.

2 The Federated Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Federated Fund’s SS class (after the voluntary waivers and/or reimbursements) will not exceed 0.45% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2012, or (b) the date of the Federated Fund’s next effective prospectus. While the Federated Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Fund Board. If this Reorganization is approved, the Termination Date will be extended to up to but not including the later of (a) July 9, 2013 or (b) the date of the Federated Fund’s next effective Prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the each Fund’s shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Fifth Third Institutional Government Money Market Fund – TR	$47	$237	$443	$1,035
Federated Government Obligations Fund – SS	$54	$170	$296	$665
Federated Government Obligations Fund – SS, Pro Forma Combined	$54	$170	$296	$665

Fifth Third U.S. Treasury Money Market Fund – Federated Treasury Obligations Fund

Fees and Expenses

This table describes (1) the actual fees and expenses for the Institutional Shares (IS) and Select Shares (SEL) of Fifth Third U.S. Treasury Money Market Fund for the fiscal year ended July 31, 2011; (2) the actual fees and expenses for the Institutional Shares (IS) of Federated Treasury Obligations Fund for the fiscal year ended July 31, 2011; and (3) the pro forma fees and expenses of the Institutional Shares (IS) of Federated Treasury Obligations Fund on a combined basis after giving effect to the Reorganization (which are based on asset and expense information assuming the Reorganization occurred on July 31, 2011).

Shareholder Fees	Fifth Third U.S. Treasury Money Market Fund – IS	Fifth Third U.S. Treasury Money Market Fund – SEL	Federated Treasury Obligations Fund - IS	Federated Treasury Obligations Fund - IS Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.40%	0.40%	0.20%	0.20%
Distribution (12b-1) Fee	None	None	None	None
Other Expenses	0.22%	0.30%	0.33%	0.33%
Total Annual Fund Operating Expenses	0.62%	0.70%	0.53%	0.53%
Fee Waivers and/or Expense Reimbursements	0.41%(1)	0.41%(1)	0.33% (2)	0.33% (2)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.21%	0.29%	0.20%	0.20%

1 The Fifth Third Adviser, the adviser and administrator for the Fifth Third Fund, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Fifth Third Adviser are subject to reimbursement by the Fifth Third Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fifth Third Fund if it would result in the Fifth Third Fund exceeding the expense limitation described herein.

2 The Federated Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Federated Fund’s IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2012, or (b) the date of the Federated Fund’s next effective prospectus. While the Federated Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Fund Board. If this Reorganization is approved, the Termination Date will be extended to up to but not including the later of (a) July 9, 2013 or (b) the date of the Federated Fund’s next effective Prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the each Fund’s shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Fifth Third U.S. Treasury Money Market Fund – IS	$22	$158	$306	$737
Fifth Third U.S. Treasury Money Market Fund – SEL	$30	$183	$350	$835
Federated Treasury Obligations Fund – IS	$54	$170	$296	$665
Federated Treasury Obligations Fund – IS, Pro Forma Combined	$54	$170	$296	$665

Fifth Third U.S. Treasury Money Market Fund – Federated Treasury Obligations Fund

Fees and Expenses

This table describes (1) the actual fees and expenses for the Preferred Shares (PRE) of Fifth Third U.S. Treasury Money Market Fund for the fiscal year ended July 31, 2011; (2) the actual fees and expenses for the Capital Shares (CAP) of Federated Treasury Obligations Fund for the fiscal year ended July 31, 2011; and (3) the pro forma fees and expenses of the Capital Shares (CAP) of Federated Treasury Obligations Fund on a combined basis after giving effect to the Reorganization (which are based on asset and expense information assuming the Reorganization occurred on July 31, 2011).

Shareholder Fees	Fifth Third U.S. Treasury Money Market Fund – PRE	Federated Treasury Obligations Fund - CAP	Federated Treasury Obligations Fund - CAP Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.40%	0.20%	0.20%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.37%	0.34%	0.34%
Total Annual Fund Operating Expenses	0.77%	0.54%	0.54%
Fee Waivers and/or Expense Reimbursements	0.41%(1)	0.24% (2)	0.24% (2)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.36%	0.30%	0.30%

1 The Fifth Third Adviser, the adviser and administrator for the Fifth Third Fund, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Fifth Third Adviser are subject to reimbursement by the Fifth Third Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fifth Third Fund if it would result in the Fifth Third Fund exceeding the expense limitation described herein.

2 The Federated Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Federated Fund’s CAP class (after the voluntary waivers and/or reimbursements) will not exceed 0.30% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2012, or (b) the date of the Federated Fund’s next effective prospectus. While the Federated Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Fund Board. If this Reorganization is approved, the Termination Date will be extended to up to but not including the later of (a) July 9, 2013 or (b) the date of the Federated Fund’s next effective Prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the each Fund’s shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Fifth Third U.S. Treasury Money Market Fund – PRE	$37	$205	$388	$917
Federated Treasury Obligations Fund – CAP	$55	$173	$302	$677
Federated Treasury Obligations Fund – CAP, Pro Forma Combined	$55	$173	$302	$677

Fifth Third U.S. Treasury Money Market Fund – Federated Treasury Obligations Fund

Fees and Expenses

This table describes (1) the actual fees and expenses for the Trust Shares (TR) of Fifth Third U.S. Treasury Money Market Fund for the fiscal year ended July 31, 2011; (2) the actual fees and expenses for the Service Shares (SS) of Federated Treasury Obligations Fund for the fiscal year ended July 31, 2011; and (3) the pro forma fees and expenses of the Service Shares (SS) of Federated Treasury Obligations Fund on a combined basis after giving effect to the Reorganization (which are based on asset and expense information assuming the Reorganization occurred on July 31, 2011).

Shareholder Fees	Fifth Third U.S. Treasury Money Market Fund – TR	Federated Treasury Obligations Fund - SS	Federated Treasury Obligations Fund - SS Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.40%	0.20%	0.20%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.47%	0.33%	0.33%
Total Annual Fund Operating Expenses	0.87%	0.53%	0.53%
Fee Waivers and/or Expense Reimbursements	0.41%(1)	0.08% (2)	0.08% (2)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.46%	0.45%	0.45%

1 The Fifth Third Adviser, the adviser and administrator for the Fifth Third Fund, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Fifth Third Adviser are subject to reimbursement by the Fifth Third Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fifth Third Fund if it would result in the Fifth Third Fund exceeding the expense limitation described herein.

2 The Federated Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Federated Fund’s SS class (after the voluntary waivers and/or reimbursements) will not exceed 0.45% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2012, or (b) the date of the Federated Fund’s next effective prospectus. While the Federated Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Fund Board. If this Reorganization is approved, the Termination Date will be extended to up to but not including the later of (a) July 9, 2013 or (b) the date of the Federated Fund’s next effective Prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the each Fund’s shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Fifth Third U.S. Treasury Money Market Fund – TR	$47	$237	$443	$1,035
Federated Treasury Obligations Fund – SS	$54	$170	$296	$665
Federated Treasury Obligations Fund – SS, Pro Forma Combined	$54	$170	$296	$665

Comparison Of Potential Risks And Rewards; Performance Information

The bar charts and performance tables shown below reflect historical performance data for the Fifth Third Funds and the Federated Funds and are intended to help you analyze the Fifth Third Funds’ and the Federated Funds’ investment risks in light of their historical returns. The bar charts and performance tables below compare the potential risks and rewards of investing in each Fifth Third Fund and the corresponding Federated Fund. The bar charts show the variability in each Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return Tables show returns averaged over stated periods. Total returns for different classes of shares of the same Fund will differ because of differences in the expenses of each class. The tables show how each Fund’s average annual total returns vary for the one year, five years and ten years (or start of performance). A Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Federated Funds is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400. Updated performance information for the Fifth Third Funds is available at http://fifththirdfunds.com/performance or by calling 1-800-282-5706.

Fifth Third Prime Money Market Fund - Federated Prime Value Obligations Fund

Fifth Third Prime Money Market Fund - Class A Shares

Risk/Return Bar Chart

Class A Total Return Per Calendar Year (%)

The Fifth Third Fund’s Class A Shares total return for the three month period from January 1, 2012 to March 31, 2012 was 0.00%. Within the periods shown in the bar chart, the Fifth Third Fund’s Class A Shares highest quarterly return was 1.22% (quarter ended September 30, 2007). Its lowest quarterly return was 0.00% (quarter ended December 31, 2011).

Average Annual Total Return Table

The following table represents the Fifth Third Fund’s shares Average Annual Total Returns for the calendar period ended December 31, 2011.

	Inception Date	1 Year	5 Years	10 Years or Since Inception (if less than 10 years)
Class A Shares	8/11/92
Return Before Taxes		0.01%	1.42%	1.63%
Class B Shares (with applicable Contingent Deferred Sales Charge)	10/11/00
Return Before Taxes		-4.99%	0.70%	1.18%
Class C Shares (with applicable Contingent Deferred Sales Charge)	5/1/02
Return Before Taxes		0.01%	1.08%	1.18%
Institutional Shares	6/14/89
Return Before Taxes		0.01%	1.54%	1.82%

The Fifth Third Fund’s Class A Shares 7-Day Net Yield as of December 31, 2011, was 0.02%. You may call the Fifth Third Fund at 1-800-282-5706 for the current 7-Day Net Yield.

Federated Prime Value Obligations Fund - Service Shares (SS)

Risk/Return Bar Chart

The Federated Fund’s SS class total return for the three month period from January 1, 2012 to March 31, 2012, was 0.00%. Within the periods shown in the bar chart, the Federated Fund’s SS class highest quarterly return was 1.27% (quarter ended September 30, 2007). Its lowest quarterly return was 0.00% (quarter ended June 30, 2011).

Average Annual Total Return Table

The following table represents the Federated Fund’s SS class Average Annual Total Returns for the calendar period ended December 31, 2011.

Calendar Period	Federated Prime Value Obligations Fund-Service Shares
1 Year	0.01%
5 Years	1.65%
10 Years	1.94%

The Federated Fund’s SS class 7-Day Net Yield as of December 31, 2011, was 0.01%. You may go to FederatedInvestors.com or call the Federated Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Fifth Third Institutional Money Market Fund - Federated Prime Cash Obligations Fund

Fifth Third Institutional Money Market Fund - Institutional Shares

Risk/Return Bar Chart

Institutional Shares Total Return Per Calendar Year (%)

The Fifth Third Fund’s Institutional Shares total return for the three month period from January 1, 2012 to March 31, 2012 was 0.02%. Within the periods shown in the bar chart, the Fifth Third Fund’s Institutional Shares highest quarterly return was 1.32% (quarter ended September 30, 2007). Its lowest quarterly return was 0.01% (quarter ended December 31, 2011).

Average Annual Total Return Table

The following table represents the Fifth Third Fund’s shares Average Annual Total Returns for the calendar period ended December 31, 2011.

	Inception Date	1 Year	5 Years	10 Years or Since Inception (if less than 10 years)
Institutional Shares	4/11/00	0.06%	1.74%	2.08%
Select Shares	10/20/03	0.01%	1.67%	2.14%
Preferred Shares	10/20/03	0.01%	1.62%	2.08%
Trust Shares	10/20/03	0.01%	1.57%	2.01%

The Fifth Third Fund’s Institutional Shares 7-Day Net Yield as of December 31, 2011, was 0.08%. You may call the Fifth Third Fund at 1-800-282-5706 for the current 7-Day Net Yield.

Federated Prime Cash Obligations Fund - Institutional Shares (IS)

Risk/Return Bar Chart

The Federated Fund’s IS class total return for the three month period from January 1, 2012 to March 31, 2012, was 0.05%. Within the periods shown in the bar chart, the Federated Fund’s IS class highest quarterly return was 1.33% (quarter ended September 30, 2007). Its lowest quarterly return was 0.03% (quarter ended June 30, 2011).

Average Annual Total Return Table

The following table represents the Federated Fund’s IS class Average Annual Total Returns for the calendar period ended December 31, 2011.

Calendar Period	Federated Prime Cash Obligations Fund-Institutional Shares
1 Year	0.15%
5 Years	1.82%
10 Years	2.14%

The Federated Fund’s IS class 7-Day Net Yield as of December 31, 2011, was 0.21%. You may go to FederatedInvestors.com or call the Federated Fund at 1-800-341-7400 for the current 7 Day Net Yield.

Federated Prime Cash Obligations Fund - Capital Shares (CAP)

Risk/Return Bar Chart

The Federated Fund’s CAP class total return for the three month period from January 1, 2012 to March 31, 2012, was 0.03%. Within the periods shown in the bar chart, the Federated Fund’s CAP class highest quarterly return was 1.30% (quarter ended September 30, 2007). Its lowest quarterly return was 0.00% (quarter ended September 30, 2011).

Average Annual Total Return Table

The following table represents the Federated Fund’s CAP class Average Annual Total Returns for the calendar period ended December 31, 2011.

Calendar Period	Federated Prime Cash Obligations Fund-Capital Shares
1 Year	0.05%
5 Years	1.72%
10 Years	2.03%

The Federated Fund’s CAP class 7-Day Net Yield as of December 31, 2011, was 0.11%. You may go to FederatedInvestors.com or call the Federated Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Federated Prime Cash Obligations Fund - Service Shares (SS)

Risk/Return Bar Chart

The Federated Fund’s SS class total return for the three month period from January 1, 2012 to March 31, 2012, was 0.00%. Within the periods shown in the bar chart, the Federated Fund’s SS class highest quarterly return was 1.27% (quarter ended September 30, 2007). Its lowest quarterly return was 0.00% (quarter ended June 30, 2011).

Average Annual Total Return Table

The following table represents the Federated Fund’s SS class Average Annual Total Returns for the calendar period ended December 31, 2011.

Calendar Period	Federated Prime Cash Obligations Fund-Service Shares
1 Year	0.01%
5 Years	1.61%
10 Years	1.90%

The Federated Fund’s SS class 7-Day Net Yield as of December 31, 2011, was 0.01%. You may go to FederatedInvestors.com or call the Federated Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Fifth Third Institutional Government Money Market Fund - Federated Government Obligations Fund

Fifth Third Institutional Government Money Market Fund - Institutional Shares

Risk/Return Bar Chart

Institutional Shares Total Return Per Calendar Year (%)

The Fifth Third Fund’s Institutional Shares total return for the three month period from January 1, 2012 to March 31, 2012 was 0.00%. Within the periods shown in the bar chart, the Fifth Third Fund’s Institutional Shares highest quarterly return was 1.29% (quarter ended December 31, 2006). Its lowest quarterly return was 0.00% (quarter ended December 31, 2011).

Average Annual Total Return Table

The following table represents the Fifth Third Fund’s shares Average Annual Total Returns for the calendar period ended December 31, 2011.

	Inception Date	1 Year	5 Years	10 Years or Since Inception (if less than 10 years)
Institutional Shares	6/2/97	0.02%	1.55%	1.92%
Select Shares	10/20/03	0.01%	1.50%	2.01%
Preferred Shares	10/20/03	0.01%	1.46%	1.96%
Trust Shares	10/20/03	0.01%	1.41%	1.89%

The Fifth Third Fund’s Institutional Shares 7-Day Net Yield as of December 31, 2011, was 0.02%. You may call the Fifth Third Fund at 1-800-282-5706 for the current 7-Day Net Yield.

Federated Government Obligations Fund - Institutional Shares (IS)

Risk/Return Bar Chart

The Federated Fund’s IS class total return for the three month period from January 1, 2012 to March 31, 2012 was 0.00%. Within the periods shown in the bar chart, the Federated Fund’s IS class highest quarterly return was 1.30% (quarter ended December 31, 2006). Its lowest quarterly return was 0.00% (quarter ended December 31, 2011).

Average Annual Total Return Table

The following table represents the Fund’s IS class Average Annual Total Returns for the calendar period ended December 31, 2011.

Calendar Period	Federated Government Obligations Fund-Institutional Shares
1 Year	0.01%
5 Years	1.53%
10 Years	1.96%

The Federated Fund’s IS class 7-Day Net Yield as of December 31, 2011, was 0.01%. You may go to FederatedInvestors.com or call the Federated Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Federated Government Obligations Fund - Capital Shares (CAP)

Risk/Return Bar Chart

The Federated Fund’s CAP class total return for the three month period from January 1, 2012 to March 31, 2012 was 0.00%. Within the periods shown in the bar chart, the Federated Fund’s CAP class highest quarterly return was 1.28% (quarter ended December 31, 2006). Its lowest quarterly return was 0.00% (quarter ended December 31, 2011).

Average Annual Total Return Table

The following table represents the Federated Fund’s CAP class Average Annual Total Returns for the calendar period ended December 31, 2011.

Calendar Period	Federated Government Obligations Fund-Capital Shares
1 Year	0.01%
5 Years	1.46%
Since Inception/Start of Performance (1/18/2005)	2.16%

The Federated Fund’s CAP class 7-Day Net Yield as of December 31, 2011 was 0.01%. You may go to FederatedInvestors.com or call the Federated Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Federated Government Obligations Fund - Service Shares (SS)

Risk/Return Bar Chart

The Federated Fund’s SS class total return for the three month period from January 1, 2012 to March 31, 2012 was 0.00%. Within the periods shown in the bar chart, the Federated Fund’s SS class highest quarterly return was 1.33% (quarter ended March 31, 2001). Its lowest quarterly return was 0.00% (quarter ended December 31, 2011).

Average Annual Total Return Table

The following table represents the Federated Fund’s SS class Average Annual Total Returns for the calendar period ended December 31, 2011.

Calendar Period	Federated Government Obligations Fund-Service Shares
1 Year	0.01%
5 Years	1.39%
10 Years	1.76%

The Federated Fund’s SS class 7-Day Net Yield as of December 31, 2011, was 0.01%. You may go to FederatedInvestors.com or call the Federated Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Fifth Third U.S. Treasury Money Market Fund – Federated Treasury Obligations Fund

Fifth Third U.S. Treasury Money Market Fund - Institutional Shares

Risk/Return Bar Chart

Institutional Shares Total Return Per Calendar Year (%)

The Fifth Third Fund’s Institutional Shares total return for the three month period from January 1, 2012 to March 31, 2012 was 0.00%. Within the periods shown in the bar chart, the Fifth Third Fund’s Institutional Shares highest quarterly return was 1.28% (quarter ended December 31, 2006). Its lowest quarterly return was 0.00% (quarter ended December 31, 2011).

Average Annual Total Return Table

The following table represents the Fifth Third Fund’s shares Average Annual Total Returns for the calendar period ended December 31, 2011.

	Inception Date	1 Year	5 Years	10 Years or Since Inception (if less than 10 years)
Institutional Shares	6/2/97	0.01%	1.33%	1.77%
Select Shares	10/20/03	0.01%	1.29%	1.85%
Preferred Shares	10/20/03	0.01%	1.26%	1.80%
Trust Shares	10/20/03	0.01%	1.21%	1.74%

The Fifth Third Fund’s Institutional Shares 7-Day Net Yield as of December 31, 2011, was 0.01%. You may call the Fifth Third Fund at 1-800-282-5706 for the current 7-Day Net Yield.

Federated Treasury Obligations Fund - Institutional Shares (IS)

Risk/Return Bar Chart

The Federated Fund’s IS class total return for the three month period from January 1, 2012 to March 31, 2012 was 0.00%. Within the periods shown in the bar chart, the Federated Fund’s IS class highest quarterly return was 1.29% (quarter ended December 31, 2006). Its lowest quarterly return was 0.00% (quarter ended June 30, 2011).

Average Annual Total Return Table

The following table represents the Federated Fund’s IS class Average Annual Total Returns for the calendar period ended December 31, 2011.

Calendar Period	Federated Treasury Obligations Fund-Institutional Shares
1 Year	0.01%
5 Years	1.30%
10 Years	1.81%

The Federated Fund’s IS class 7-Day Net Yield as of December 31, 2011, was 0.01%. You may go to FederatedInvestors.com or call the Federated Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Federated Treasury Obligations Fund - Capital Shares (CAP)

Risk/Return Bar Chart

The Federated Fund’s CAP class total return for the three month period from January 1, 2012 to March 31, 2012 was 0.00%. Within the periods shown in the bar chart, the Federated Fund’s CAP class highest quarterly return was 1.26% (quarter ended December 31, 2006). Its lowest quarterly return was 0.00% (quarter ended December 31, 2011).

Average Annual Total Return Table

The following table represents the Federated Fund’s CAP class Average Annual Total Returns for the calendar period ended December 31, 2011.

Calendar Period	Federated Treasury Obligations Fund-Capital Shares
1 Year	0.01%
5 Years	1.25%
10 Years	1.73%

The Federated Fund’s CAP class 7-Day Net Yield as of December 31, 2011 was 0.01%. You may go to FederatedInvestors.com or call the Federated Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Federated Treasury Obligations Fund - Service Shares (SS)

Risk/Return Bar Chart

The Federated Fund’s SS class total return for the three month period from January 1, 2012 to March 31, 2012 was 0.00%. Within the periods shown in the bar chart, the Federated Fund’s SS class highest quarterly return was 1.22% (quarter ended December 31, 2006). Its lowest quarterly return was 0.00% (quarter ended December 31, 2011).

Average Annual Total Return Table

The following table represents the Fund’s SS class Average Annual Total Returns for the calendar period ended December 31, 2011.

Calendar Period	Federated Treasury Obligations Fund-Service Shares
1 Year	0.01%
5 Years	1.18%
10 Years	1.63%

The Federated Fund’s SS class 7-Day Net Yield as of December 31, 2011, was 0.01%. You may go to FederatedInvestors.com or call the Federated Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Financial Highlights

The Financial Highlights will help you understand each Federated Fund’s financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information for the Federated Funds has been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Federated Fund's audited financial statements, is included in the Federated Fund’s Annual Report.

Federated Prime Value Obligations Fund

Financial Highlights – Service Shares (SS)

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.015	0.038	0.050
Net realized gain (loss) on investments	0.000[1]	0.000[1]	(0.000)[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.015	0.038	0.050
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.015)	(0.038)	(0.050)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.04%	1.48%	3.83%	5.09%
Ratios to Average Net Assets:
Net expenses	0.37%[3]	0.40%	0.41%	0.47%	0.42%	0.42%
Net investment income	0.01%[3]	0.01%	0.05%	1.49%	3.74%	4.99%
Expense waiver/reimbursement[4]	0.17%[3]	0.14%	0.13%	0.11%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,009,608	$989,380	$1,052,627	$2,138,614	$2,319,962	$2,282,934
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Federated Prime Cash Obligations Fund

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.002	0.016	0.040	0.052
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.002	0.016	0.040	0.052
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.002)	(0.016)	(0.040)	(0.052)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.002)	(0.002)	(0.016)	(0.040)	(0.052)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.08%	0.18%	0.19%	1.58%	4.09%	5.33%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.21%	0.22%	0.18%	0.18%
Net investment income	0.16%[3]	0.17%	0.20%	1.37%	3.85%	5.20%
Expense waiver/reimbursement[4]	0.08%[3]	0.08%	0.08%	0.10%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,625,808	$21,021,890	$17,271,503	$14,086,196	$10,476,830	$5,428,996
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Federated Prime Cash Obligations Fund

Financial Highlights – Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.001	0.015	0.039	0.051
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.001	0.015	0.039	0.051
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.001)	(0.015)	(0.039)	(0.051)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.001)	(0.015)	(0.039)	(0.051)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.08%	0.10%	1.48%	3.99%	5.23%
Ratios to Average Net Assets:
Net expenses	0.30%[3]	0.30%	0.31%	0.32%	0.28%	0.28%
Net investment income	0.06%[3]	0.07%	0.10%	1.40%	3.83%	5.10%
Expense waiver/reimbursement[4]	0.08%[3]	0.08%	0.08%	0.10%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,986,669	$1,630,823	$1,142,742	$1,523,322	$1,495,405	$982,594
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Federated Prime Cash Obligations Fund

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.013	0.038	0.050
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.013	0.038	0.050
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)	(0.038)	(0.050)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)	(0.038)	(0.050)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.02%	1.33%	3.83%	5.07%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.37%	0.39%	0.47%	0.43%	0.43%
Net investment income	0.01%[3]	0.01%	0.02%	1.22%	3.70%	4.95%
Expense waiver/reimbursement[4]	0.18%[3]	0.16%	0.15%	0.10%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$967,160	$969,180	$1,176,540	$2,172,963	$2,120,381	$1,913,630
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Federated Government Obligations Fund

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.001	0.009	0.036	0.051
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.009	0.036	0.051
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.009)	(0.036)	(0.051)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.001)	(0.009)	(0.036)	(0.051)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.03%	0.07%	0.95%	3.64%	5.25%
Ratios to Average Net Assets:
Net expenses	0.14%[3]	0.18%	0.21%	0.23%	0.20%	0.20%
Net investment income	0.01%[3]	0.03%	0.06%	0.74%	3.33%	5.14%
Expense waiver/reimbursement[4]	0.14%[3]	0.10%	0.08%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,206,679	$22,402,775	$24,719,818	$45,592,513	$20,425,207	$8,943,042
1	Represents less than $0.001.
2	Based on net asset value. Total returns of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Federated Government Obligations Fund

Financial Highlights–Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.008	0.035	0.050
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.008	0.035	0.050
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.008)	(0.035)	(0.050)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.008)	(0.035)	(0.050)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.02%	0.85%	3.54%	5.14%
Ratios to Average Net Assets:
Net expenses	0.14%[3]	0.20%	0.26%	0.33%	0.30%	0.31%
Net investment income	0.01%[3]	0.01%	0.01%	0.73%	3.45%	5.04%
Expense waiver/reimbursement[4]	0.24%[3]	0.18%	0.13%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,235,426	$1,259,845	$1,655,591	$2,196,774	$1,128,743	$637,491
1	Represents less than $0.001.
2	Based on net asset value. Total returns of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Federated Government Obligations Fund

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.007	0.033	0.049
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.007	0.033	0.049
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.007)	(0.033)	(0.049)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.007)	(0.033)	(0.049)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.02%	0.71%	3.38%	4.99%
Ratios to Average Net Assets:
Net expenses	0.14%[3]	0.20%	0.26%	0.47%	0.45%	0.45%
Net investment income	0.01%[3]	0.01%	0.01%	0.66%	3.07%	4.89%
Expense waiver/reimbursement[4]	0.39%[3]	0.33%	0.28%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,780,893	$5,628,043	$5,870,000	$7,913,479	$8,770,060	$4,267,271
1	Represents less than $0.001.
2	Based on net asset value. Total returns of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Federated Treasury Obligations Fund

Financial Highlights–Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.005	0.030	0.051
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.005	0.030	0.051
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.005)	(0.030)	(0.051)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.005)	(0.030)	(0.051)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.02%	0.47%	3.09%	5.17%
Ratios to Average Net Assets:
Net expenses	0.07%[3]	0.15%	0.18%	0.23%	0.20%	0.20%
Net investment income	0.01%[3]	0.01%	0.02%	0.46%	2.75%	5.04%
Expense waiver/reimbursement[4]	0.21%[3]	0.13%	0.10%	0.08%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,661,219	$10,259,195	$9,951,813	$15,279,432	$17,018,264	$6,723,409
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Federated Treasury Obligations Fund

Financial Highlights – Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.004	0.029	0.050
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.004	0.029	0.050
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.004)	(0.029)	(0.050)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.004)	(0.029)	(0.050)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.37%	2.99%	5.06%
Ratios to Average Net Assets:
Net expenses	0.07%[3]	0.16%	0.21%	0.33%	0.30%	0.30%
Net investment income	0.01%[3]	0.01%	0.01%	0.28%	2.73%	4.94%
Expense waiver/reimbursement[4]	0.31%[3]	0.23%	0.17%	0.08%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,044,443	$1,171,302	$748,595	$2,411,738	$1,640,798	$1,138,133
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Federated Treasury Obligations Fund

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.003	0.028	0.048
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.003	0.028	0.048
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)	(0.028)	(0.048)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)	(0.028)	(0.048)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.28%	2.83%	4.91%
Ratios to Average Net Assets:
Net expenses	0.07%[3]	0.16%	0.20%	0.43%	0.45%	0.45%
Net investment income	0.01%[3]	0.01%	0.01%	0.29%	2.86%	4.79%
Expense waiver/reimbursement[4]	0.46%[3]	0.37%	0.33%	0.13%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,828,594	$5,048,852	$4,335,717	$4,009,139	$5,863,864	$6,123,403
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Fund Management

Fifth Third Funds

Fifth Third Asset Management, Inc. (the “Fifth Third Adviser”), 38 Fountain Square Plaza, Cincinnati, Ohio 45202, serves as investment adviser to the Fifth Third Funds. The Fifth Third Adviser is a wholly-owned subsidiary of Fifth Third Bank (the “Bank”). The Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation (“FTFC”), which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. The Fifth Third Adviser provides comprehensive advisory services for institutional and personal clients. The Fifth Third Adviser offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced and knowledgeable investment professionals, advanced research resources, and disciplined investment processes, the Fifth Third Adviser’s goal is to produce superior, long-term investment results and client satisfaction.

Subject to the supervision of the Fifth Third Fund Board, the Fifth Third Adviser manages the Funds’ assets, including buying and selling portfolio securities. The Fifth Third Adviser employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Fifth Third Adviser also furnishes office space and certain administrative services to the Fifth Third Funds.

As of December 31, 2011, the Fifth Third Adviser had approximately $14.6 billion of assets under management, including approximately $7.8 billion of assets in the Fifth Third Funds.

Although the Fifth Third Adviser may appoint one or more subadvisers to manage all or a portion of the assets of the portfolios of the Fifth Third Trust, the Fifth Third Adviser has not appointed any subadvisers for the Fifth Third Funds.

Federated Funds

The Federated Fund Board governs the Federated Funds. The Federated Fund Board selects and oversees the adviser, Federated Investment Management Company (“Federated Adviser”). The Federated Adviser manages the Federated Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (“FASC”), an affiliate of the Federated Adviser, provides certain support services to the Federated Adviser. The fee for these services is paid by the Federated Adviser and not by the Federated Funds. The address of Federated Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Federated Adviser and other subsidiaries of Federated advise approximately 134 equity, fixed-income, and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies, and customized separately managed accounts (including non-U.S/offshore funds), which totaled approximately $369.7 billion in assets as of December 31, 2011. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,352 employees. Federated provides investment products to approximately 4,700 investment professionals and institutions

The Federated Adviser advises approximately 91 fixed-income and money market mutual funds (including sub-advised funds) and private investment companies, which totaled approximately $273.8 billion in assets as of December 31, 2011.

Advisory Fees, Services Fees, Shareholder Fees And Other Expenses

The Fifth Third Funds and the Federated Funds pay certain affiliated and non-affiliated service providers fees as described below. The Funds and their affiliated service providers also may pay fees as described below to certain affiliates or to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Funds. For additional information regarding the fees paid by the Funds, see “Summary -- Comparative Fee Tables.”

Advisory Fees

Each Fund’s investment advisory contract provides for payment to each Fund’s investment adviser of the following annual investment advisory fee:

Fund	Advisory Fee

Fifth Third Prime Money Market Fund 0.40% of the Fund’s average daily net assets

Federated Prime Value Obligations Fund 0.20% of the Fund’s average daily net assets

Fifth Third Institutional Money Market Fund 0.40% of the Fund’s average daily net assets

Federated Prime Cash Obligations Fund 0.20% of the Fund’s average daily net assets

Fifth Third Institutional Government

Money Market Fund 0.40% of the Fund’s average daily net assets

Federated Government Obligations Fund 0.20% of the Fund’s average daily net assets

Fifth Third U.S. Treasury Money Market Fund 0.40% of the Fund’s average daily net assets

Federated Treasury Obligations Fund 0.20% of the Fund’s average daily net assets

Each investment adviser may voluntarily waive a portion of its investment advisory fee or reimburse a Fund for certain operating expenses. Any voluntary waiver or reimbursement may be terminated by either Fund’s investment adviser at any time in its sole discretion. Each investment adviser also has agreed to certain fee limits, or expense reimbursement arrangements, as discussed in the footnotes to the fee tables found under “Comparative Fee Tables” above.

A discussion of the Fifth Third Fund Board’s review of the investment advisory contract for the Fifth Third Funds is available in the Fifth Third Fund’s Semi-Annual Report. A discussion of the Federated Fund Board’s review of the investment advisory contract for the Federated Funds is available in each of the Federated Fund’s Semi-Annual Report.

Administrative Fees

Fifth Third Funds

The Fifth Third Adviser is the Fifth Third Funds’ administrator which generally assists in all aspects of the Fifth Third Funds’ administration and operations including providing the Fifth Third Funds with certain administrative personnel and services necessary to operate the Fifth Third Funds. The Fifth Third Funds pay the Fifth Third Adviser administration fees at the annual rates set forth below which are computed daily and paid monthly based upon average daily net assets of the Fifth Third Trust; the fees are prorated among the Fifth Third Funds based upon their relative average daily net assets. For certain Fifth Third Funds, the Fifth Third Adviser has voluntarily agreed to waive a portion of its net asset-based administration fee. In addition, a minimum fee of $10,000 per portfolio for each additional class is assessed and each Fifth Third Fund is subject to an annual $20,000 minimum fee.

Administration Fee Trust Average Daily Net Assets

0.20% Up to $1 billion

0.18% In excess of $1 billion up to $2 billion

0.17% In excess of $2 billion

State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111 is the Fifth Third Funds’ sub-administrator (the “Sub-Administrator”). The Sub-Administrator performs sub-administration services on behalf of each Fifth Third Fund, for which it receives compensation from the Fifth Third Adviser.

Federated Funds

Federated Administrative Services (“FAS”), an affiliate of the Federated Adviser, serves as administrator to the Federated Funds and provides certain administrative personnel and services as necessary. FAS provides these services at an annual rate based on the average aggregate daily net assets of the Federated Funds and most of the other Federated funds advised by the Federated Adviser or its affiliates.

Administration Fee Trust Average Daily Net Assets

0.150% on the first $5 billion

0.125% on the next $5 billion

0.100% on the next $10 billion

0.075% on assets over $20 billion

FAS’ minimum annual administrative fee with respect to each Federated Fund is $150,000 per portfolio and $40,000 per each additional class of shares. FAS may choose voluntarily to waive a portion of its fee.

The Federated Funds and their affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Federated Funds.

Account Administration Fees

Fifth Third Funds

The Fifth Third Funds, with respect to the C class, Select Shares, Preferred Shares and Trust Shares, have entered into an Administrative Service Agreement to permit the payment of non-12b-1 fees to FTAM Funds Distributor, Inc. (“FTAM Distributor”) to cause services to be provided to shareholders by a representative who has knowledge of the shareholder’s particular circumstances and goals. These non-12b-1 fees are paid at the following amounts: C class, up to 0.25% of daily average net assets; Select Shares, up to 0.08% of daily average net assets; Preferred Shares, up to 0.15% of average daily net assets; and Trust Shares, up to 0.25% of average daily net assets.

Federated Funds

All classes of the Federated Funds to be issued in the Reorganizations may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisors for providing administrative services to the Federated Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

12b-1 Plan (Fifth Third Prime Money Market Fund – A Class, B Class and C Class Only)

The Fifth Third Trust has adopted a Rule 12b-1 Plan with respect to the A class, B class and C class of the Fifth Third Prime Money Market Fund pursuant to which the A class, B class and C class may pay a fee to the FTAM Distributor in an amount computed at an annual rate of up to 0.25% of the average daily net assets of the A class of the Fifth Third Prime Money Market Fund, equal to 1.00% (0.75% distribution fee and 0.25% service fee) of the average daily net assets of the B class of the Fifth Third Money Market Fund and equal to 0.75% (distribution fee) of the average daily net assets of the C class of the Fifth Third Money Market Fund.

Service Fees (Federated Funds Only)

The Federated Funds may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

Recordkeeping Fees (Federated Funds Only)

The Federated Funds may pay Recordkeeping Fees on an average-net-assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to a Federated Fund and its shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

Networking Fees (Federated Funds Only)

The Federated Funds may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to a Federated Funds and its shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

Additional Payments to Financial Intermediaries

If a shareholder purchases a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and the shareholder’s salesperson to recommend the Fund over another investment. A shareholder should ask his or her salesperson or visit his or her financial intermediary’s website for more information.

Fifth Third Funds

The Fifth Third Adviser and/or its affiliates may pay amounts from their own assets to selling or servicing agents of the Fifth Third Funds for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing- related services, or access advantages to the Funds, including, for example, presenting the Fifth Third Funds on “approved” or “select” lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fifth Third Funds shares or allocate or invest client assets among different investment options.

In addition, the Fifth Third Adviser and/or its affiliates may pay amounts from their own assets for services provided and costs incurred by third parties that are of a type that would typically be provided or incurred directly by Fifth Third Funds’ transfer agent. The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

Federated Funds

The Federated Funds’ distributor, Federated Securities Corp. (“Distributor”), may pay, out of its own resources, amounts (including items of material value) to certain financial intermediaries that support the sale of shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell shares of the Federated Fund to shareholders. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Federated Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of a Fund’s prospectus and described above because they are not paid by the Federated Fund.

These payments are negotiated and may be based on such factors as: the number or value of shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments, as described above, made by the Federated Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Federated Fund and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. A shareholder can ask the shareholder’s financial intermediary for information about any payments it receives from the Distributor or a Federated Fund and any services provided.

Purchase, Redemption And Exchange Procedures

The transfer agent and dividend-distributing agent for the Fifth Third Funds is Boston Financial Data Services, Inc. (“BFDS”), and the transfer agent and dividend disbursing agent for the Federated Funds is State Street Bank and Trust Company (“State Street Bank”). Services provided by BFDS and State Street Bank include the issuance, cancellation and transfer of the Funds’ shares, and the maintenance of records regarding the ownership of such shares.

Reference is made to the Prospectus of the Fifth Third Funds dated November 23, 2011, as amended, and the Incorporated Federated Funds Prospectuses respectively, as amended, each of which is incorporated herein by reference, for a complete description of the purchase, exchange and redemption procedures applicable to purchases, exchanges, and redemptions of the Fifth Third Funds and the Federated Funds.

The following chart shows the minimum initial and subsequent investment amounts for the Federated Funds and the Fifth Third Funds:

Fifth Third Fund	Initial Investment Minimum	Subsequent Investment Minimum	Retirement Plan Initial Investment Minimum	Retirement Plan Subsequent Investment Minimum	Systematic Investment Plan Investment Minimum (Initial/Subsequent)
Class A Shares (Fifth third Prime Money Market Fund)	$1,000	$50	$500	$50	No minimum required
Class B Shares* (Fifth third Prime Money Market Fund)	--	--	--	$50	--
Class C Shares (Fifth third Prime Money Market Fund)	$1,000		$500	$50	No minimum required
Institutional Shares (Fifth Third Prime Money Market Fund)	$1,000	$50	$500	$50	--
Institutional Shares (Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third U.S. Treasury Money Market Fund)	$5,000,000	$50	$500	$50	--
Select Shares (Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third U.S. Treasury Money Market Fund)	$1,000,000	$50	$500	$50	--
Preferred Shares (Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third U.S. Treasury Money Market Fund)	$500,000	$50	$500	$50	--
Trust Shares (Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third U.S. Treasury Money Market Fund)	$100,000	$50	$500	$50	--

*Class B Shares are closed to all investments.

Federated Funds	Initial Investment Minimum	Subsequent Investment Minimum	Retirement Plan Initial Investment Minimum	Retirement Plan Subsequent Investment Minimum	Systematic Investment Plan Investment Minimum (Initial/Subsequent)
Institutional Shares	$500,000	No minimum required	--	--	--
Capital Shares	$500,000	No minimum required	--	--	--
Service Shares	$500,000	No minimum required	--	--	--

Initial investment minimums of the Federated Funds will be waived for purposes of the Reorganizations.

Purchases of shares of the Federated Funds are made through an investment professional, directly from the Funds or through an exchange from another Federated Fund. Purchases of shares of the Fifth Third Funds may be made through the Fifth Third Funds or through intermediaries such as banks, brokers and other investment representatives, which/who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. Once an account is opened additional shares may be purchased through a depository institution that is an automatic clearing house member.

The Federated Funds and the Fifth Third Funds both reserve the right to reject any purchase request. The Funds attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. In addition, for regulatory purposes, the Funds calculate a market-based NAV per share on a periodic basis. The Funds cannot guarantee that its NAV will always remain at $1.00 per share. The Funds do not charge a front-end sales charge.

Procedures for the purchase, redemption and exchange of the Fifth Third Funds shares are substantially the same as the procedures applicable to the purchase, redemption and exchange of the Federated Funds’ shares. Reference is made to the Prospectus of the Fifth Third Funds dated November 23, 2011, as amended, and the Federated Funds Prospectuses dated September 30, 2011, each of which is incorporated by reference, for a complete description of the purchase, redemption and exchange procedures applicable to purchases, redemptions and exchanges of the Fifth Third Funds’ shares and the Federated Funds’ shares, respectively. Set forth below is a brief description of the significant purchase, redemption and exchange procedures applicable to purchases, redemptions and exchanges of the Funds’ shares.

Redemptions and Exchanges

Redemption and exchanges of the Federated Funds and the Fifth Third Funds may be made through an investment professional or directly from a Fund by telephone or by mailing a written request. The Federated Funds and the Fifth Third Funds also offer their shareholders a systematic withdrawal plan for the following: holders of Class A Shares and Class F Shares of Federated Funds may be automatically redeemed or exchanged in a minimum amount of $100 on a regular basis. Holders of Class A Shares and Class C Shares of the Fifth Third Funds may make automatic withdrawals on a monthly, quarterly or annual basis in a minimum amount of $100.

Class A Shares, Class B Shares, Class C Shares, Institutional Shares, Select Shares, Preferred Shares and Trust Shares shareholders of the Fifth Third Funds may exchange all or a portion of their investment from any class of shares of a Fifth Third Fund to the same class of shares of any other Fifth Third Fund. Any new account established through an exchange will be subject to the minimum investment requirements described above. Any questions about the foregoing procedures may be directed to, and assistance in effecting purchases, redemptions or exchanges may be obtained by calling 1-800-282-5706. After the Reorganizations are consummated, shareholders of the Fifth Third Funds that became shareholders of the Federated Funds as a result of the Reorganizations will no longer have any exchange privileges with the other portfolios of the Fifth Third Trust.

Institutional Shares, Capital Shares and Service Shares shareholders of the Federated Funds have an exchange privilege that allows shareholders to exchange shares of the Federated Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and R Class. Any new account established through an exchange will be subject to the minimum investment requirements described above. Any questions about the foregoing procedures may be directed to, and assistance in effecting purchases, redemptions or exchanges may be obtained by calling 1-800-341-7400.

Dividends And Distributions; Tax Information; Frequent Trading; Portfolio Holdings Information

Dividends and Distributions

The Federated Funds and the Fifth Third Funds declare any dividends daily and pay them monthly to shareholders. The Federated Funds and the Fifth Third Funds pay any capital gains annually. Dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless a shareholder elects cash payments.

Tax Information

The Federated Funds’ and the Fifth Third Funds’ dividend distributions of ordinary income and capital gains are taxable to shareholders whether paid in cash or reinvested in the Funds. Dividends are taxable at different rates depending on the source of the income and, with respect to capital gains, the length of time a Fund holds the sold assets. The Federated Funds’ and Fifth Third Funds’ distributions are expected to be primarily ordinary income dividends. Redemptions and exchanges of Fund shares are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Frequent Trading

Given the short-term nature of the Federated Funds’ and the Fifth Third Funds’ investments and their use of the amortized cost method for calculating the NAV of Fund Shares, the Funds do not anticipate that in the normal case frequent or short-term trading into and out of the Funds will have significant adverse consequences for the Funds and their shareholders.

The Fifth Third Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Fifth Third Funds may reject purchases or exchanges, or terminate purchase or exchange privileges, where excessive short-term or other abusive trading practices are detected. The Fifth Third Fund Board has approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fifth Third Fund shares. For example, the Fifth Third Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fifth Third Funds recognize that the Fifth Third Adviser will not always be able to detect or prevent short-term of other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

Given the short-term nature of the Federated Funds, their use of amortized cost and that the Federated Funds do not anticipate significant adverse consequences to the Federated Funds, and because the Funds are intended to be used as a liquid short-term investment, the Federated Fund Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Federated Funds’ shares. Regardless of their frequency or short-term nature, purchases and redemptions of Federated Fund shares can have adverse effects on the management of the Federated Funds’ portfolio and their performance.

Portfolio Holdings Disclosure Policies

The SAI for each of the Federated Funds and the Fifth Third Funds contains a description of the Funds’ policies and procedures with respect to the disclosure of its portfolio securities. Federated Funds’ SAI is available on Federated Funds website, FederatedInvestors.com. Fifth Third Funds’ SAI is available on Fifth Third Funds’ website, http://fifththirdfunds.com.

INFORMATION ABOUT THE REORGANIZATIONS

Description Of The Agreements And Plans Of Reorganization

Each Plan provides for the respective Reorganization to occur on the Closing Date, which is expected to be on or about September 7, 2012. On the Closing Date all of the assets of the Fifth Third Funds (other than any deferred or prepaid expenses shown as an asset on the books of the Fifth Third Fund on the Closing Date, which deferred or prepaid expenses (if any) will not be acquired) will be transferred to the corresponding Federated Funds. In exchange for the transfer of these assets, the Federated Funds will simultaneously issue to the corresponding Fifth Third Funds a number of full and fractional Institutional Shares, Capital Shares or Service Shares (as applicable) of the Federated Funds equal in value to the aggregate NAV of the Class A Shares, Class B Shares, Class C Shares, Institutional Shares, Select Shares, Preferred Shares or Trust Shares (as applicable) of the Fifth Third Funds calculated as of 4:00 p.m. on the Closing Date.

The value of each Fifth Third Fund’s assets to be acquired by the corresponding Federated Fund shall be the value of such assets at the Closing Date of the Reorganizations, and the net asset value per share of each Fifth Third Funds’ shares shall be the net asset value per share of such class of Fifth Third Funds’ shares computed at the closing on the Closing Date, after the declaration and payment of any dividends and/or distributions on that date, using the Amortized Cost Method as defined in Rule 2a-7(a)(2) under the 1940 Act in accordance with valuation procedures established under such rule as set forth in the Federated Trust’s Declaration of Trust and the Federated Fund’s current Prospectus and SAI and established by the Federated Fund Board, or such other valuation procedures as the Fifth Third Funds and Federated Funds shall mutually agree (and as approved by the Federated Fund Board and the Fifth Third Fund Board).

Prior to the Reorganizations, each Fifth Third Fund will discharge all of its liabilities and obligations as provided in the Plans. Following the transfer of its assets in exchange for Institutional Shares, Capital Shares or Service Shares (as applicable) of the applicable Federated Fund, each corresponding Fifth Third Fund will distribute the Institutional Shares, Capital Shares or Service Shares of the Federated Fund pro rata to shareholders of record of the Fifth Third Fund in complete liquidation and dissolution of the Fifth Third Fund. Shareholders of a corresponding class of a Fifth Third Fund owning shares on the Closing Date of the Reorganizations will receive that number of Institutional Shares, Capital Shares or Service Shares (as applicable) of the corresponding Federated Fund which have the same aggregate value as the shareholder held in the Fifth Third Fund immediately before the Reorganizations. This distribution will be accomplished by the establishment of accounts in the names of Fifth Third Funds’ shareholders on the share records of the Federated Funds’ transfer agent. The Federated Funds do not issue share certificates to shareholders. Following the consummation of the Reorganizations, each Fifth Third Fund will terminate its existence. The transfer of shareholder accounts from the Fifth Third Funds to the Federated Funds will occur automatically. It is not necessary for the Fifth Third Funds’ shareholders to take any action to effect the transfer.

Each Plan contains customary representations, warranties and conditions. Each Plan provides that the consummation of the Reorganization is conditioned upon, among other things: (i) approval of the Reorganization by the Fifth Third Fund’s shareholders; and (ii) the receipt by the Fifth Third Trust and Federated Trust of an opinion to the effect that the Reorganization will be tax-free to the Fifth Third Fund, its shareholders and the Federated Fund. One or more of the Plans may be terminated if, prior to the closing time, any of the required conditions have not been met, the representations and warranties are not true or either the Fifth Third Fund Board or the Federated Fund Board determines that the Reorganization is not in the best interest of the Fifth Third Funds or the Federated Funds, respectively.

All fees and expenses incurred directly in connection with the consummation of the Reorganizations and the transactions contemplated by the Plans will be borne as contemplated in the Plans. See “Information About the Reorganizations – Costs of Reorganizations.”

The foregoing brief summary of each Plan is qualified in its entirety by the terms and provisions of the Plan, a form of which is attached hereto as Annex A and incorporated herein by reference.

In connection with the execution and delivery of the Plans, the Fifth Third Funds made certain limited disclosures to the Federated Funds with respect to specific representations and warranties in the Plans. In providing these disclosures, the Fifth Third Funds made no statement as to whether or not the disclosed matters were material to the Fifth Third Funds and did not waive any attorney-client or other privileges. Under the Plans, the Federated Funds will not assume any liabilities of the Fifth Third Funds.

Background And Trustees’ Considerations Relating To The Proposed Reorganizations

As described in “Summary – Reasons for the Proposed Reorganizations” above, at meetings held on December 13, 2011, February 15, 2012, February 28, 2012, March 14-15, 2012 and April 4, 2012, the Fifth Third Funds Board, including the independent Trustees, discussed, and on April 4, 2012, ultimately approved, the Reorganizations of the Fifth Third Funds. At these meetings, the Fifth Third Funds Board met with representatives from the Fifth Third Adviser and the Bank to discuss Fifth Third Adviser’s intent to exit the mutual fund advisory, administration and fund accounting business in light of the Bank’s determination that the Fifth Third Funds no longer fit the Bank’s long-term strategic plan. The Fifth Third Funds Board also considered that the Bank had engaged an investment banker to help identify parties interested in acquiring Fifth Third Adviser’s interest in managing the Fifth Third Funds. In identifying an acquisition party, the Bank advised the Fifth Third Funds Board that it sought a party who has a commitment to the mutual fund business, who has had success acquiring other mutual fund businesses and has a mutual fund family with a share class structure similar to that of the Fifth Third Funds.

In identifying a party, the Bank also advised the Fifth Third Funds Board that it sought an alternative that would allow shareholders of each Fifth Third Fund the opportunity to: (1) continue to pursue a similar investment opportunity through a tax-free combination of the Fifth Third Fund with a comparable portfolio in another fund group; (2) become part of a larger and more diverse family of mutual funds; (3) invest in a larger combined fund with increased long-term growth prospects, which could potentially use the increased asset size to achieve greater portfolio diversification and spread fixed costs over a larger asset base; and (4) invest in a family of mutual funds managed by an investment adviser that has extensive investment management resources and money market fund management experience. As a result of its search, the Fifth Third Adviser ultimately recommended to the Fifth Third Funds Board the Reorganizations of the Fifth Third Funds into the Federated Funds.

The independent Trustees met separately with their independent counsel to review the Reorganizations during the meetings identified above, as well as prior to such meetings. In connection with their review, the independent Trustees requested of and received from Fifth Third Adviser and the Bank information to assist them in considering the implications of the Reorganizations.

In connection with the Fifth Third Funds Board’s review of the Reorganizations, the Fifth Third Funds Board considered a variety of factors, including, but not limited to:

•	The investment objectives, restrictions and policies of each Fifth Third Fund are similar to those of the corresponding Federated Fund. Please see “Summary – Comparison of Investment Objectives, Policies and Risks” and “Summary – Comparison of Investment Limitations.”
•	The performance of the Federated Funds, historically, has generally been competitive with and comparable to (or for various periods better than) the performance of the Fifth Third Funds. Please see “Summary – Comparison of Potential Risks and Rewards: Performance Information.”
•	The Reorganizations would permit shareholders of each Fifth Third Fund the opportunity to pursue similar investment goals in a larger Federated Fund.
•	The Board noted that shareholders of the Fifth Third Funds may benefit from the lower management fees on the Federated Funds and lower stated overall expense ratios on the Federated Funds. Specifically, the Board was provided with Board materials that indicated that both the stated gross and net expense ratios of each class of each Federated Fund (based on information derived from the fee tables in the Federated Fund prospectuses dated as of September 30, 2011, as amended) were lower than the stated gross and net expense ratios of each corresponding class of each corresponding Fifth Third Fund (based on information derived from the fee tables in the Fifth Third Funds’ prospectus dated as of November 23, 2011, as amended). Please see “Summary – Comparative Fee Tables” and “Summary – Advisory Fees, Service Fees, Shareholder Fees and Other Expenses.”
•	If a Reorganization is approved, the Federated Adviser has voluntarily agreed that it, and its affiliates, will not terminate or increase the existing fee limits on the applicable Federated Funds without Federated Fund Board approval for one year following the effective date of this Prospectus/Proxy Statement, which fee limits are lower than the current expense caps of the corresponding Fifth Third Fund. Please see “Summary – Comparative Fee Tables.”
•	The Bank’s and Fifth Third Adviser’s agreement to bear the direct costs associated with the Reorganizations, including proxy statement and shareholder solicitation costs, legal costs and costs of tail insurance coverage for the independent Trustees. Costs borne by the Fifth Third Funds may only include transaction expenses associated with the sale and purchase of portfolio securities to the extent that any disposition of portfolio securities is required in connection with the Reorganizations. See “Information About the Reorganizations – Description of the Agreements and Plans of Reorganization,” “Information About the Reorganizations – Costs of Reorganizations” and “Information About the Reorganizations – Agreement Among Federated, Fifth Third Adviser and Fifth Third Financial Corporation.”
•	The Federated Adviser’s investment management resources, money market fund management experience and commitment to its mutual fund business.
•	Under the Purchase Agreement entered into among the Fifth Third Adviser, FTFC, its immediate parent company (which entered into the Purchase Agreement solely for purposes of indemnification and certain other limited purposes), and Federated, each of the Fifth Third Adviser and Federated, subject to compliance with its fiduciary duties, agreed to use commercially reasonable efforts to, and to use commercially reasonable efforts to cause the Trustees of each Federated Fund to, take (or refrain from taking, as the case may be) such actions as are necessary to ensure that: (1) for a three-year period following the Reorganizations, at least 75% of the Trustees of the Federated Funds are not “interested persons” (as defined in the 1940 Act) of the Federated Adviser or Fifth Third Adviser, and (2) for a two-year period following the Reorganizations, no “unfair burden” will be imposed on the Fifth Third Funds as a result of the Reorganizations. Please see “Information About the Reorganizations – Agreement Among Federated, Fifth Third Adviser and Fifth Third Financial Corporation.”
•	The Reorganizations are expected to be tax-free for federal income tax purposes. Please see “Summary – Federal Tax Consequences.”
•	The Bank’s agreement to indemnify each independent Trustee for any losses or expenses arising because the independent Trustee was a Trustee of the Fifth Third Trust. Please see “Information About the Reorganizations – Indemnification of Each Fifth Third Trust Independent Trustee.”

In its deliberations, the Fifth Third Funds Board considered all information it received, as described above. The Fifth Third Funds Board, including the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act, concluded, based on the information presented, that the Reorganizations were in the best interests of the Fifth Third Funds and that existing shareholders will not be diluted as a result thereof and to recommend that shareholders of the Fifth Third Funds approve the Reorganizations. For more information, please see “Information About the Reorganizations – Background and Trustees’ Considerations Relating to the Proposed Reorganizations.”

Likewise, the Board of Trustees of the Federated Funds (“Federated Fund Board”), including a majority of the Trustees who are not “interested persons”, determined, as of April 4, 2012, that each Reorganization is in the best interests of the applicable Federated Fund, and that the interests of existing Federated Fund shareholders would not be diluted as a result of the applicable Reorganization. The Federated Fund Board made its determinations after reviewing the materials provided to the members of the Federated Fund Board and having the opportunity to request and evaluate such additional information as the Federated Fund Board reasonably deemed necessary to make their determinations. The Federated Fund Board considered various information and factors in reviewing the proposals on behalf of each Federated Fund and its shareholders, including, but not limited to, the following:

•	The Federated Fund Board was advised, and considered, that the securities that would be acquired on the Closing Date for the Reorganizations by the Federated Funds are expected to be permissible investments for the Federated Funds, consistent with the Federated Funds investment objectives, policies and strategies and the requirements of Rule 2a-7 under the 1940 Act.
•	The Federated Fund Board was advised, and considered, that the investment objectives, policies and strategies, and fundamental investment limitations, of the Federated Funds would not change as a result of the Reorganizations. Please see “Summary – Comparison of Investment Objectives, Policies and Risks” and “Summary – Comparison of Investment Limitations.”
•	The Federated Fund Board was advised of, and considered, the relative performance of the Federated Funds and the Fifth Third Funds. The Federated Fund Board was advised of, and considered, the additional assets that would be acquired by the Federated Funds through the Reorganizations, which could result in larger, more viable funds with potential for greater efficiencies and investment opportunities and which may benefit the performance of the Federated Funds over time. Please see “Summary – Comparison of Potential Risks and Rewards: Performance Information.”
•	The Federated Fund Board was advised, and considered, that the Reorganizations are not expected to have a negative impact on Federated Fund fees and expenses. Please see “Summary – Comparative Fee Tables” and “Summary – Advisory Fees, Service Fees, Shareholder Fees and Other Expenses.”
•	The Federated Fund Board was advised of, and considered, the qualifications and stability of the investment personnel for the Federated Funds and the management of the Federated Funds, and such personnel’s experience with transactions similar to the Reorganizations.
•	The Federated Fund Board was advised that, and considered that, the Reorganization transactions were expected to be conducted on a tax-free basis. See “Summary – Federal Tax Consequences.”
•	The Federated Fund Board was advised that, and considered that, all fees and expenses incurred by the Funds as a direct result of the Reorganization transactions shall have been or, when due, will be paid in full by the Fifth Third Adviser, Federated, and/or their affiliates, and not by Fund shareholders, except that (1) the Federated Funds will bear expenses associated with the qualification of their shares for sale in various states, and (2) to the extent that any transfer of portfolio securities is required in connection with the Reorganization, the Funds may incur transaction expenses associated with the sale and purchase of portfolio securities. The Federated Fund Board was advised that, and considered that, the securities of the Fifth Third Funds acquired by the Federated Funds would be valued using the Federated Fund’s valuation policies and procedures approved by the Federated Fund Board. The Federated Fund Board also was advised of, and considered, certain other arrangements that are intended to prevent the Reorganizations from otherwise being dilutive. See “Information About the Reorganizations – Description of the Agreements and Plans of Reorganization,” “Information About the Reorganizations – Costs of Reorganizations” and “Information About the Reorganizations – Agreement Among Federated, Fifth Third Adviser and Fifth Third Financial Corporation.”

Based on these factors, the Federated Adviser recommended to the Federated Fund Board that the Federated Fund Board approve each Reorganization, and the Federated Fund Board, including the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act, approved each Reorganization and determined that each Reorganization is in the best interests of the applicable Federated Fund, and that the interests of existing Federated Fund shareholders will not be diluted as a result of the applicable Reorganization.

Costs Of Reorganizations

Under the Plans, the Fifth Third Funds and the Federated Funds will not bear any expenses associated with their participation in the Reorganizations, except as contemplated below and under Article IX of each Plan, a form of which is attached hereto as Annex A and incorporated herein by reference. Federated and/or the Fifth Third Adviser, or their affiliates, will bear certain expenses associated with the Fifth Third Funds’ and the Federated Funds’ participation in the Reorganizations as agreed between them. Such Reorganization expenses include: (a) expenses associated with the preparation and filing of proxy materials; (b) postage; (c) printing; (d) accounting fees; (e) legal and accounting fees incurred in connection with the preparation of the proxy materials (f) solicitation costs of the transaction; and (g) other related administrative or operational costs. Each of the foregoing expenses will be borne by Federated, the Fifth Third Adviser, or their affiliates, as agreed between Federated and the Fifth Third Adviser, and will not be borne by the Funds. The Federated Funds will bear expenses associated with the qualification of Federated Fund shares for sale in the various states on an as incurred basis. In addition, to the extent that any disposal of portfolio securities is required in connection with a Reorganization, the Funds may incur transaction expenses associated with the sale and purchase of portfolio securities. The Federated Funds also may dispose of certain securities, and acquire replacement securities, after the Reorganizations are consummated in the ordinary course. The amount of transaction costs incurred by each Fifth Third Fund and each Federated Fund in connection with these potential sales and acquisitions of portfolio securities is not expected to be significant.

Description Of The Fifth Third Funds And The Federated Funds Capitalization

The Institutional Shares, Capital Shares and Service Shares of the Federated Funds to be issued to shareholders of the Fifth Third Funds under the Plans will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectuses for the Institutional Shares, Capital Shares and Service Shares Prospectuses of the Federated Funds provided with this Prospectus/Proxy Statement for additional information about Institutional Shares, Capital Shares and Service Shares of the Federated Funds.

The following table sets forth the unaudited capitalization of Fifth Third Prime Money Market Fund into Federated Prime Value Obligations Fund as of April 30, 2012.

Fund	Total Net Assets[1]	Shares Outstanding	Net Asset Value Per Share
Fifth Third Prime Money Market Fund – Institutional Shares	$523,511,049	523,976,183	$1.00
Adjustments[2]	$465,134	-
Fifth Third Prime Money Market Fund – Class A Shares	$348,307,095	348,616,561	$1.00
Adjustments[2]	$309,466	-
Fifth Third Prime Money Market Fund – Class B Shares	$216,726	216,918	$1.00
Adjustments[2]	$192	-
Fifth Third Prime Money Market Fund – Class C Shares	$80,722	80,794	$1.00
Adjustments[2]	$72	-
Federated Prime Value Obligations Fund – Service Shares	$952,239,222	952,534,689	$1.00
Federated Prime Value Obligations Fund, Pro Forma Combined - Service Shares	$1,825,129,678	1,825,425,145	$1.00
1	Does not reflect additional $6,092,146,972 in assets of Federated Prime Value Obligations Fund represented by other share classes.
2	Adjustments are to reflect an estimated capital contribution necessary to approximate the transfer of the Fifth Third Prime Money Market Fund’s assets at the NAV of the Federated Prime Value Obligations Fund. The capital contribution is to be actually determined on the Closing Date by applying the provisions in the Purchase Agreement that contemplate reimbursement of realized losses (and permanent impairments on the net asset value of the Fifth Third Prime Money Market Fund) to the Fifth Third Prime Money Market Fund and a potential additional reimbursement/contribution based on a shadow market net asset value comparison between the Fifth Third Prime Money Market Fund and the resulting combined Federated Prime Value Obligations Fund, as generally described in “Summary - Federal Tax Consequences” and “Information About the Reorganizations - Agreement Among Federated, Fifth Third Adviser and Fifth Third Financial Corporation” in this Prospectus/Proxy Statement.

The following table sets forth the unaudited capitalization of Fifth Third Institutional Money Market Fund into Federated Prime Cash Obligations Fund as of April 30, 2012.

Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
Fifth Third Institutional Money Market Fund – Institutional Shares	$1,442,748,577	1,444,569,429	$1.00
Adjustments[1]	$1,820,852	-
Fifth Third Institutional Money Market Fund – Select Shares	$196,254,309	196,501,996	$1.00
Adjustments[1]	$247,687	-
Federated Prime Cash Obligations Fund – Institutional Shares	$18,594,406,451	18,594,106,065	$1.00
Federated Prime Cash Obligations Fund, Pro Forma Combined – Institutional Shares	$20,235,477,876	20,235,177,490	$1.00

Fifth Third Institutional Money Market Fund – Preferred Shares	$43,881,096	43,936,477	$1.00
Adjustments[1]	$55,381	-
Federated Prime Cash Obligations Fund –Capital Shares	$2,467,345,947	2,467,195,298	$1.00
Federated Prime Cash Obligations Fund, Pro Forma Combined –Capital Shares	$2,511,282,424	2,511,131,775	$1.00

Fifth Third Institutional Money Market Fund – Trust Shares	$227,014,718	227,301,227	$1.00
Adjustments[1]	$286,509	-
Federated Prime Cash Obligations Fund – Service Shares	$950,980,028	951,448,860	$1.00
Federated Prime Cash Obligations Fund, Pro Forma Combined –Service Shares	$1,178,281,255	1,178,750,087	$1.00
1	Adjustments are to reflect an estimated capital contribution necessary to approximate the transfer of the Fifth Third Institutional Money Market Fund’s assets at the NAV of the Federated Prime Cash Obligations Fund. The capital contribution is to be actually determined on the Closing Date by applying the provisions in the Purchase Agreement that contemplate reimbursement of realized losses (and permanent impairments on the net asset value of the Fifth Third Institutional Money Market Fund) to the Fifth Third Institutional Money Market Fund and a potential additional reimbursement/contribution based on a shadow market net asset value comparison between the Fifth Third Institutional Money Market Fund and the resulting combined Federated Prime Cash Obligations Fund, as generally described in “Summary - Federal Tax Consequences” and “Information About the Reorganizations - Agreement Among Federated, Fifth Third Adviser and Fifth Third Financial Corporation” in this Prospectus/Proxy Statement.

The following table sets forth the unaudited capitalization of Fifth Third Institutional Government Money Market Fund into Federated Government Obligations Fund as of April 30, 2012.

Fund	Total Net Assets[1]	Shares Outstanding	Net Asset Value Per Share
Fifth Third Institutional Government Money Market Fund – Institutional Shares	$1,063,601,165	1,063,605,994	$1.00
Adjustments[2]	$4,829	-
Fifth Third Institutional Government Money Market Fund – Select Shares	$37,392,304	37,392,473	$1.00
Adjustments[2]	$169	-
Federated Government Obligations Fund – Institutional Shares	$25,332,716,813	25,333,059,132	$1.00
Federated Government Obligations Fund, Pro Forma Combined – Institutional Shares	$26,433,715,280	26,434,057,599	$1.00

Fifth Third Institutional Government Money Market Fund – Preferred Shares	$417,249,759	417,251,654	$1.00
Adjustments[2]	$1,895	-
Federated Government Obligations Fund –Capital Shares	$1,276,384,558	1,276,512,689	$1.00
Federated Government Obligations Fund, Pro Forma Combined –Capital Shares	$1,693,636,212	1,693,764,343	$1.00

Fifth Third Institutional Government Money Market Fund – Trust Shares	$109,747,224	109,747,722	$1.00
Adjustments[2]	$498	-
Federated Government Obligations Fund – Service Shares	$6,246,699,600	6,246,478,756	$1.00
Federated Government Obligations Fund, Pro Forma Combined –Service Shares	$6,356,447,322	6,356,226,478	$1.00
1	Does not reflect additional $628,678,203 in assets of Federated Government Obligations Fund represented by another share class.
2	Adjustments are to reflect an estimated capital contribution necessary to approximate the transfer of the Fifth Third Institutional Government Money Market Fund’s assets at the NAV of the Federated Government Obligations Fund. The capital contribution is to be actually determined on the Closing Date by applying the provisions in the Purchase Agreement that contemplate reimbursement of realized losses (and permanent impairments on the net asset value of the Fifth Third Institutional Government Money Market Fund) to the Fifth Third Institutional Government Money Market Fund and a potential additional reimbursement/contribution based on a shadow market net asset value comparison between the Fifth Third Institutional Government Money Market Fund and the resulting combined Federated Government Obligations Fund as generally described in “Summary - Federal Tax Consequences” and “Information About the Reorganizations - Agreement Among Federated, Fifth Third Adviser and Fifth Third Financial Corporation” in this Prospectus/Proxy Statement.

The following table sets forth the unaudited capitalization of Fifth Third U.S. Treasury Money Market Fund into Federated Treasury Obligations Fund as of April 30, 2012.

Fund	Total Net Assets[1]	Shares Outstanding	Net Asset Value Per Share
Fifth Third U.S. Treasury Money Market Fund – Institutional Shares	$645,935,336	645,811,664	$1.00
Adjustments	-	-
Fifth Third U.S. Treasury Money Market Fund – Select Shares	$11,103,327	11,101,201	$1.00
Adjustments	-	-
Federated Treasury Obligations Fund – Institutional Shares	$17,725,057,148	17,725,678,149	$1.00
Federated Treasury Obligations Fund, Pro Forma Combined – Institutional Shares	$18,382,095,811	18,382,591,014	$1.00

Fifth Third U.S. Treasury Money Market Fund – Preferred Shares	$252,346,543	252,298,228	$1.00
Adjustments	-	-
Federated Treasury Obligations Fund –Capital Shares	$421,123,513	420,958,972	$1.00
Federated Treasury Obligations Fund, Pro Forma Combined –Capital Shares	$673,470,056	673,257,200	$1.00

Fifth Third U.S. Treasury Money Market Fund – Trust Shares	$85,117,105	85,100,809	$1.00
Adjustments	-	-
Federated Treasury Obligations Fund – Service Shares	$4,594,427,610	4,593,987,914	$1.00
Federated Treasury Obligations Fund, Pro Forma Combined –Service Shares	$4,679,544,715	4,679,088,723	$1.00
1	Does not reflect additional $757,799,163 in assets of Federated Treasury Obligations Fund represented by another share class.

Federal Income Tax Consequences

As a condition to each Reorganization, the Fifth Third Fund Trust and the Federated Trust will receive an opinion of counsel (i.e., Reed Smith LLP) to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), current administrative rules and court decisions, for federal income tax purposes:

•	The transfer of all or substantially all of the Fifth Third Fund’s assets to the Federated Fund solely in exchange for Federated Fund shares (followed by the distribution of Federated Fund shares to the Fifth Third Fund’s shareholders in dissolution and liquidation of the Fifth Third Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Federated Fund and the Fifth Third Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.
•	No gain or loss will be recognized by the Federated Fund upon the receipt of the assets of the Fifth Third Fund solely in exchange for Federated Fund shares.
•	No gain or loss will be recognized by the Fifth Third Fund upon the transfer of the Fifth Third Fund’s assets to the Federated Fund solely in exchange for Federated Fund shares, or upon the distribution (whether actual or constructive) of Federated Fund shares to the Fifth Third Fund’s shareholders in exchange for their Fifth Third Fund shares.
•	No gain or loss will be recognized by any Fifth Third Fund shareholder upon the exchange of its Fifth Third Fund shares for Federated Fund shares.
•	The aggregate tax basis of the Federated Fund shares received by each Fifth Third Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Fifth Third Fund shares held by such Fifth Third Fund shareholder immediately prior to the Reorganization. The holding period of Federated Fund shares received by each Fifth Third Fund shareholder will include the period during which the Fifth Third Fund shares exchanged therefor were held by such shareholder, provided the Fifth Third Fund shares are held as capital assets at the time of the Reorganization.
•	The tax basis of the Fifth Third Fund’s assets acquired by the Federated Fund will be the same as the tax basis of such assets to the Fifth Third Fund immediately prior to the Reorganization. The holding period of the assets of the Fifth Third Fund in the hands of the Federated Fund will include the period during which those assets were held by the Fifth Third Fund.

The opinion provided in connection with each Reorganization shall be based on customary assumptions and such representations as Reed Smith LLP may reasonably request, and the Fifth Third Funds and the Federated Funds will cooperate to make and certify the accuracy of such representations. Each opinion may state that no opinion is expressed as to the effect of the Reorganization on the applicable Federated Fund, the corresponding Fifth Third Fund or any shareholder of such Fifth Third Fund with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything in a Plan to the contrary, the requirement that the above-described opinion be provided in connection with a Reorganization cannot be waived by either the applicable Federated Fund or the corresponding Fifth Third Fund.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If a Reorganization is consummated but does not qualify as tax-free reorganization under the Code, a shareholder of the Fifth Third Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fifth Third Fund shares and the fair market value of the Federated Fund shares received in exchange therefor.

See the discussion under “Summary – Tax Consequences” in this Prospectus/Proxy Statement for further information regarding the tax consequences of the Reorganizations, including (without limitation) the possibility that a Fifth Third Fund may make distributions (which may be taxable) of ordinary income and/or realized capital gains to its shareholders prior to a Reorganization being consummated.

Shareholders of the Fifth Third Funds should consult their tax advisors regarding the effect, if any, of the Reorganizations in light of their individual circumstances. In addition, because the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganizations.

Agreement Among Federated, Fifth Third Adviser and Fifth Third Financial Corporation

Federated entered into the Purchase Agreement with the Fifth Third Adviser and FTFC, dated April 4, 2012, regarding the sale by the Fifth Third Adviser to Federated (or its designated affiliates) of certain assets relating to Fifth Third Adviser’s business of providing investment advisory services to the Fifth Third Funds, the Fifth Third Adviser’s and its affiliates’ cooperation in connection with the Reorganizations, the payment of transaction expenses, and related matters. The sale of such assets, and certain other obligations of the parties, is contingent upon shareholder approval of the Reorganizations and other conditions to closing, among other things. Assuming shareholder approval is obtained, and the other conditions in the Purchase Agreement and the Plans are met, shareholders of the applicable Fifth Third Fund will become shareholders of a corresponding Federated Fund pursuant to the Reorganizations.

If all conditions to closing are satisfied, and the Reorganizations are consummated, the Fifth Third Adviser expects to receive consideration under the Purchase Agreement for the sale by the Fifth Third Adviser of its business of advising the Fifth Third Funds. This transaction consideration will be in the form of annual contingent purchase price payments that will be payable after the first, second and third anniversaries of the Closing Date. This transaction consideration may be significant. The annual payments will be based on a percentage of the net revenue received by Federated and its affiliates during the anniversary year that derives from certain eligible accounts of shareholders of the Federated Funds who become shareholders of the Federated Funds as a result of the Reorganizations or that are sourced through the Fifth Third Adviser or its affiliates and for which the Fifth Third Adviser or its affiliates are broker-dealer or intermediary of record. Under the Purchase Agreement, the Fifth Third Adviser and Federated have agreed to share certain transaction costs as contemplated in, and subject to the terms of, the Purchase Agreement. The Plans also contemplate that certain transactions costs will be paid by Federated, the Fifth Third Adviser and/or their affiliates. See “Information About the Reorganizations – Costs of Reorganizations.”

Under the Purchase Agreement, Federated and the Fifth Third Adviser have each agreed, for the minimum time periods specified in Section 15(f) of the 1940 Act with respect to the Reorganizations and subject to its fiduciary duties, to (A) use commercially reasonable efforts not to cause (and to prevent their respective affiliates from causing) a violation of Section 15(f) of the 1940 Act in connection with the Reorganizations, and (B) use commercially reasonable efforts to cause the Federated Fund Board to take (or refrain from taking, as the case may be) such actions as are necessary to ensure that: (i) at least 75% of the Federated Fund Board are not “interested persons” (as that term is defined in the 1940 Act) of the Federated Adviser or any “interested person” of the Fifth Third Adviser; (ii) no “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) is imposed as a result of the Reorganizations and (iii) so as to comply with Section 15(f) of the 1940 Act as if such section is applicable to the Reorganizations, each vacancy on the Federated Fund Board is filled by a person who is not an “interested person” of the Federated Adviser nor of the Fifth Third Adviser and has been selected and proposed for election by a majority of the Federated Fund Board who are not “interested persons”. Federated may elect, in lieu of the covenants set forth in the preceding sentence, to apply for and obtain an exemptive order under Section 6(c) of the 1940 Act from the provisions of Section 15(f) (1)(A) of the 1940 Act, in form and substance reasonably acceptable to the Fifth Third Adviser.

The Purchase Agreement also contains provisions under which the Fifth Third Adviser or FTFC will be required to (a) reimburse each Fifth Third Fund for the full amount of any accumulated net realized loss as reflected in the Fifth Third Fund’s audited statement of assets as of July 31, 2011, as adjusted for all net gains and losses realized by the Fifth Third Fund after July 31, 2011 through the Closing Date (or any transaction that has caused a permanent impairment), and (b), depending upon the shadow market value of the assets of the Fifth Third Fund as of the Closing Date, its impact on the shadow market value of the corresponding Federated Fund upon the closing occurring, and certain determinations by the Federated Adviser (subject to consultation with counsel to the independent trustees of the Federated Fund Board and any Federated Fund Board determinations on the Reorganizations), contribute capital to the applicable Fifth Third Fund in order to seek to address the potential impact of the applicable Reorganization on the gross yield of the Federated Fund and to address potential dilution to Federated Fund shareholders. The Fifth Third Adviser’s and FTFC’s reimbursement, contribution and payment obligations are subject to the condition that, if such obligations exceed an amount agreed upon in the Purchase Agreement, the Fifth Third Adviser and FTFC may elect not to satisfy its obligations over such threshold amount, in which case the Reorganizations would not be consummated unless Federated agrees otherwise.

The Purchase Agreement requires that the Fifth Third Adviser assume any liabilities of the Fifth Third Funds that have not been discharged by the Fifth Third Funds on or prior to the date on which the Reorganizations are consummated.

Separate from the transaction consideration described above, it also is anticipated that the Bank, or its affiliates may, under agreements with one or more subsidiaries of Federated, be entitled to receive distribution or servicing fees on shareholder accounts for which it serves as the broker or dealer of record and performs administrative or other services. Such fees will be in an aggregate annual amount not to exceed 0.25% of the NAV of the shares of the Federated Funds that are held by shareholders. These fees may be significant. However, the Bank would no longer receive fees from the Fifth Third Funds, Fifth Third Adviser or their affiliates with respect to those accounts. For more information with respect to applicable arrangements for the payment of fees, including distribution and/or servicing fees, see “Summary - Comparative Fee Tables” and “Summary - Advisory Fees, Service Fees, Shareholder Fees and Other Expenses.”. In addition, it is anticipated that Fifth Third Adviser or its affiliates may, under agreements with one or more subsidiaries of Federated, be eligible to receive Federated-paid supplemental payments for services rendered based on a percentage of the value of the shares of the Federated Funds that are held by shareholders. These payments may be significant. See “Summary - Advisory Fees, Service Fees, Shareholder Fees and Other Expenses.”

Indemnification of each Fifth Third Fund Independent Trustee

In connection with the actions and recommendations of Fifth Third Adviser with respect to the Reorganization of each Fifth Third Fund, the Bank has agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the independent Trustees of the Fifth Third Trust against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the independent Trustees, arising by reason of the fact that the independent Trustee was a Trustee of the Fifth Third Trust, including, without limitation:

•	All reasonable legal and other expenses incurred by the independent Trustees in connection with any private actions brought by shareholders of a Fifth Third Fund and any enforcement actions brought by governmental authorities involving or potentially involving a Fifth Third Fund, and any proceedings or actions that may be threatened or commenced in the future by any person (including any governmental authority) involving a Fifth Third Fund, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;
•	All liabilities and expenses incurred by the independent Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;
•	Any loss or expense incurred by the independent Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by Fifth Third Adviser (or by a representative of Fifth Third Adviser acting as such, acting as a representative of the Fifth Third Funds or of the independent Trustees or acting otherwise) for the benefit of the independent Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of the Bank, any of its corporate affiliates, or any of their directors, officers or employees; and
•	All liabilities and expenses incurred by the independent Trustee in connection with any proceeding or action to enforce his rights under the agreement, unless the Bank prevails on the merits of any such dispute in a final, nonappealable court order.

The Bank is not required to pay costs or expenses or to provide indemnification under the agreement to or for any individual independent Trustee for any liability of the independent Trustee to a Fifth Third Fund or its shareholders to which such independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the independent Trustee’s duties as a Trustee of the Fifth Third Trust as determined in a final adjudication in such proceeding or action. In addition, to the extent the Bank has paid costs or expenses under the agreement to any individual independent Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the independent Trustee’s liability to a Fifth Third Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the independent Trustee’s duties as a Trustee of the Fifth Third Trust, such independent Trustee has undertaken to repay the Bank such costs or expenses.

Comparative Information on Shareholder Rights

Both the Fifth Third Trust and the Federated Trust are open-end, management investment companies registered under the 1940 Act, which continuously offer to sell shares at their current NAV. Each Fifth Third Fund is a portfolio of the Fifth Third Trust, which was established as a business trust under the laws of the Commonwealth of Massachusetts. The Federated Funds are portfolios of the Federated Trust, which was established as a business trust under the laws of the Commonwealth of Massachusetts.

The Fifth Third Trust and the Federated Trust are governed under their respective Declarations of Trust and By-laws and by their Boards of Trustees. The rights of shareholders of the Fifth Third Funds and shareholders of the Federated Funds as set forth in their respective Declarations of Trust and By-Laws are substantially similar. Set forth below is a brief summary of the significant rights of shareholders of the Fifth Third Funds and shareholders of the Federated Funds:

CATEGORY	FIFTH THIRD FUNDS	FEDERATED FUNDS
Preemptive Rights	None	Same
Preferences	None	Same
Appraisal Rights	None	Same
Conversion Rights	None	Same
Exchange Rights (other than the right to exchange for shares of other Federated Funds or Fifth Third Funds, as provided in the Funds’ prospectuses)	None	Same
Annual Meetings	Not required	Same
Right to Call Shareholder Meetings	Shall be called upon written notice of at least 10% of the outstanding shares of all series and classes entitled to vote at the meeting. If the Secretary shall fail to call any meeting of shareholders for a period of two days after receipt of notice, the requesting shareholders may call the meeting.	Same
Notice of Meetings	At least 15 days before the meeting to each shareholder entitled to vote.	Same
Record Date For Meetings	The Trustees may fix in advance a time, which shall not be more than 60 days before the date of any meeting of shareholders	Same
Quorum for Meetings	More than 50% of shares entitled to vote shall be a quorum for the transaction of business at a Shareholders’ meeting, except where any provision of law or of the Declaration of Trust permits or requires that holders of any series or class shall vote as a series or class, then more than 50% of the aggregate number of shares of that series or class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series or class.	Except when otherwise required by law, the presence in person or by proxy of the holders of 25% percent of the shares entitled to vote constitutes a quorum at any meeting of shareholders.
Vote Required for Election of Trustees	A plurality of votes cast shall elect a Trustee.	Same
Adjournment of Meetings	In the absence of a quorum, a plurality of the shares present in person of by proxy entitled to vote may adjourn the meeting from time to time without further notice than by announcement at the meeting until a quorum shall be present.	Same
Removal of Trustees by Shareholders	A Trustee may be removed from office at any special meeting of shareholders by a vote of two-thirds of the outstanding shares.	Same
Personal Liability of Officers and Trustees	Trustees and officers of the Trust shall be liable for their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer, as the case may be, and for nothing else.	Same
Personal Liability of Shareholders

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust’s obligations, the Trust is required by the Declaration of Trust to use its property to protect (or indemnify) or reimburse the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Same
Rights of Inspection	Under Massachusetts law, and under the Bylaws of the Trust, the trustees of a Massachusetts business trust may from time to time determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of the Trust maintained on behalf of each series and class of shares of the Trust or any of them may be open to the inspection of the shareholders of any series or class; and no shareholder may have right to inspect any account or book or document of the Trust except that, to the extent such account or book or document relates to the series or class in which he is a shareholder or the Trust generally, such shareholder will have such right of inspection as conferred by laws or authorized by the Trustees or by the resolution of the shareholders of the relevant series or class.	Same
Number of Authorized Shares; Par Value	Unlimited number of shares; no par value	Same

INFORMATION ABOUT THE FIFTH THIRD FUNDS AND THE FEDERATED FUNDS

Where to Find Additional Information

Information about the Fifth Third Funds is included in its Prospectus and SAI for Class A Shares, Class B Shares, Class C Shares, Institutional Shares, Select Shares Preferred Shares and Trust Shares, each dated November 23, 2011, as amended, and its SAI dated November 23, 2011, each of which is incorporated herein by reference. Information about the Federated Funds is included in the Prospectus and SAI for Federated Prime Value Obligations Fund - Service Shares; Federated Prime Cash Obligations Fund - Institutional Shares, Capital Shares and Service Shares; Federated Government Obligations Fund - Institutional Shares, Capital Shares and Service Shares; and Federated Treasury Obligations Fund - Institutional Shares, Capital Shares and Service Shares, each dated September 30, 2011, as amended, each of which is incorporated herein by reference. A copy of the applicable Federated Fund Prospectus accompanies this Prospectus/Proxy Statement. Copies of the SAI of each Federated Fund, the Prospectuses and SAIs of each Fifth Third Fund and the SAI dated [ ] 2012, relating to this Prospectus/Proxy Statement, all of which have been filed with the SEC, may be obtained without charge by contacting the Fifth Third Funds at 1-800-282-5706, or the Federated Funds at 1-800-341-7400 or by writing to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043, or to the Federated Investors Funds, 4000 Ericsson Drive, Warrendale, PA, 15086-7561.

The Federated Trust on behalf of the Federated Funds and the Fifth Third Trust, on behalf of the Fifth Third Funds, are subject to the informational requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act, and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements and other information filed by the Federated Trust, on behalf of the Federated Funds, and by the Fifth Third Trust on behalf of the Fifth Third Funds, can be obtained by calling or writing the Funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington DC 20549. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the SEC’s website http://www.sec.gov.

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING

Proxies are being solicited by the Fifth Third Fund Board on behalf of its portfolios, the Fifth Third Funds. The proxies will be voted at the special meeting of shareholders of the Fifth Third Funds to be held on September 5, 2012, at the offices of Fifth Third Asset Management, Inc., 511 Walnut Street, Cincinnati, Ohio 45202 at 10:00 a.m. (Eastern time), (such special meeting and any adjournment or postponement thereof are referred to as the “Special Meeting”).

In addition to solicitations through the mail, proxies may be solicited by officers, employees, and agents of the Fifth Third Adviser and/or Fifth Third Adviser or their affiliates, or, if necessary, a communications firm retained for this purpose. For example, AST Fund Solutions has been engaged to assist with the solicitation. The cost of the solicitation, including the printing and mailing of proxy materials and solicitation services, will be borne by Fifth Third Adviser and/or Federated, and/or their affiliates, as agreed between the Fifth Third Adviser and Federated in the Purchase Agreement entered into by them, and is estimated to be approximately $90,000. See “Information About the Reorganizations – Description of the Agreements and Plans of Reorganization,” “Information About the Reorganizations – Costs of Reorganizations” and “Information About the Reorganizations – Agreement Among Federated, Fifth Third Adviser and Fifth Third Financial Corporation.” Solicitations may be by telephone, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder’s instructions, and confirming to the shareholders after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. The Fifth Third Adviser may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

The purpose of the Special Meeting is set forth in the accompanying Notice. The Fifth Third Fund Board knows of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about July 27, 2012 to shareholders of record at the close of business on July 9, 2012 (the “Record Date”).

Fifth Third Funds’ Annual Report, which includes audited financial statements for the fiscal year ended July 31, 2011, was previously mailed to shareholders of the Fifth Third Funds. Fifth Third Fund’s Semi-Annual Report, which includes unaudited financial statements for the six-month period ended January 31, 2012, also was previously mailed to shareholders of the Fifth Third Funds. The Fifth Third Funds will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of the Annual Report and/or Semi-Annual Report of the Fifth Third Funds, which may be requested by writing to the Fifth Third Funds’ principal executive offices or by calling the Fifth Third Funds. The principal executive office of Fifth Third Funds is located at 38 Fountain Square, Cincinnati, OH 45263. These documents, as well as additional information about the Funds, (including portfolio holdings, performance, and distributions), are also available on the website for the Federated Funds and the Fifth Third Funds. The website for the Federated Funds is FederatedInvestors.com and the website for the Fifth Third Funds is http://fifththirdfunds.com.

Federated Funds’ toll-free telephone number is 1-800-341-7400 and the Fifth Third Funds’ toll-free telephone number is 1-800-282-5706.

Proxies, Quorum and Voting at the Special Meeting

Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of each Fifth Third Funds is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote. The votes of shareholders of the Federated Funds are not being solicited since their approval is not required in order to effect the Reorganizations.

Any person given a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of Fifth Third Funds. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the submitted proxy, the persons named as proxies will vote the shares represented thereby in favor of approval of the Agreements and Plans of Reorganizations.

In order to hold the Special Meeting, a “quorum” of shareholders of a Fifth Third Fund must be present. Holders of more than 50% of the total number of Shares of a Fifth Third Fund entitled to vote, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposal to approve an Agreement and Plan of Reorganization and for the purpose of transacting any other business which may come before the meeting. Under the Amended and Restated Declaration of Trust of the Fifth Third Funds, once a quorum is present, approval of a Reorganization requires the affirmative vote of more than fifty percent (50%) of the outstanding shares of the applicable Fifth Third Fund entitled to vote at the Special Meeting.

Shares represented by a properly executed proxy will be voted in accordance with the instructions on the proxy, or, if no instructions are provided, the shares will be voted in FAVOR of the approval of the Reorganization. For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a “no” vote for purposes of obtaining the requisite approval of the proposal.

If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting from time to time without further notice other than by announcement to be given at the meting until a quorum is met. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a plurality of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

Share Ownership Of The Funds

[INFORMATION IN THIS SECTION TO BE FILED BY AMENDMENT]

Fifth Third Funds

As of July 9, 2012, the Fifth Third Funds had the following numbers of outstanding shares of beneficial interest:

Name of Fund	Share Class	Outstanding Shares
Fifth Third Prime Money Market Fund	Class A Shares
Class B Shares
Class C Shares
Institutional Shares
Fifth Third Institutional Money Market Fund	Select Shares
Preferred Shares
Trust Shares
Institutional Shares
Fifth Third Institutional Government Money Market Fund	Select Shares
Preferred Shares
Trust Shares
Institutional Shares
Fifth Third U.S. Treasury Money Market Fund	Select Shares
Preferred Shares
Trust Shares
Institutional Shares

Each share is entitled to one vote and fractional shares have proportionate voting rights.

[Officers and Trustees of the Fifth Third Trust own less than 1% of each class of the Fifth Third Fund’s outstanding shares.]

To the knowledge of the Fifth Third Trust’s management, as of July 9, 2012, the following entities held beneficially or of record more than 5% of each Fifth Third Fund’s outstanding shares:

Name of Fund-Class	Shareholder Name and Address	Amount	Percentage of Shares
Fifth Third Prime Money Market Fund - Class A Shares

Fifth Third Prime Money Market Fund - Class B Shares

Fifth Third Prime Money Market Fund - Class C Shares

Fifth Third Prime Money Market Fund - Institutional Shares

Name of Fund-Class	Shareholder Name and Address	Amount	Percentage of Shares
Fifth Third Institutional Money Market Fund - Select Shares

Fifth Third Institutional Money Market Fund - Preferred Shares

Fifth Third Institutional Money Market Fund - Trust Shares

Fifth Third Institutional Money Market Fund - Institutional Shares

Name of Fund-Class	Shareholder Name and Address	Amount	Percentage of Shares
Fifth Third Institutional Government Money Market Fund - Select Shares

Fifth Third Institutional Government Money Market Fund - Preferred Shares

Fifth Third Institutional Government Money Market Fund - Trust Shares

Fifth Third Institutional Government Money Market Fund - Institutional Shares

Name of Fund-Class	Shareholder Name and Address	Amount	Percentage of Shares
Fifth Third U.S. Treasury Money Market Fund - Select Shares

Fifth Third U.S. Treasury Money Market Fund - Preferred Shares

Fifth Third U.S. Treasury Money Market Fund - Trust Shares

Fifth Third U.S. Treasury Money Market Fund - Institutional Shares

[Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.]

Federated Funds

[Officers and Trustees of the Federated Trust own less than 1% of each class of the Federated Fund’s outstanding shares.]

To the knowledge of the Federated Trusts’ management, as of July 9, 2012, the following entities held beneficially or of record more than 5% of each Federated Fund’s outstanding shares:

Name of Fund-Class	Shareholder Name and Address	Amount	Percentage of Shares
Federated Prime Value Obligations - Service Shares

Name of Fund-Class	Shareholder Name and Address	Amount	Percentage of Shares
Federated Prime Cash Obligations Fund -Institutional Shares

Federated Prime Cash Obligations Fund -Capital Shares

Federated Prime Cash Obligations Fund -Service Shares

Name of Fund-Class	Shareholder Name and Address	Amount	Percentage of Shares
Federated Government Obligations Fund -Institutional Shares

Federated Government Obligations Fund -Capital Shares

Federated Government Obligations Fund -Service Shares

Name of Fund-Class	Shareholder Name and Address	Amount	Percentage of Shares
Federated Treasury Obligations Fund -Institutional Shares

Federated Treasury Obligations Fund -Capital Shares

Federated Treasury Obligations Fund -Service Shares

[Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.]

Interests of Certain Persons

Federated Adviser is a subsidiary of Federated Investors, Inc. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue. John F. Donahue and J. Christopher Donahue currently serve as trustees of the Federated Trust.

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Fifth Third Funds.

SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.

By Order of the Board of Trustees,

Secretary

[ ], 2012

ANNEX A FORM OF AGREEMENTS AND PLANS OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 4th day of April, 2012, by and between Money Market Obligations Trust, a Massachusetts business trust, with its principal place of business at 4000 Ericsson Drive, Warrendale, PA 15086-7561 (the “Surviving Fund Registrant”), on behalf of its series, [Federated Prime Value Obligations Fund] [Federated Prime Cash Obligations Fund] [Federated Government Obligations Fund] [Federated Treasury Obligations Fund] (the “Surviving Fund”), and Fifth Third Funds, a Massachusetts business trust, with its principal place of business at 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (the “Reorganizing Fund Registrant”), on behalf of its series [Fifth Third Prime Money Market Fund] [Fifth Third Institutional Money Market Fund] [Fifth Third Institutional Government Money Market Fund] [Fifth Third U.S. Treasury Money Market Fund] (the “Reorganizing Fund” and, collectively with the Surviving Fund, the “Funds”), and Fifth Third Asset Management, Inc. (“Reorganizing Fund Adviser”) joins this Agreement solely for purposes of Article IX.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all or substantially all of the assets of the Reorganizing Fund (which offers [Institutional Shares, Class A Shares, Class B Shares and Class C Shares] [Institutional Shares, Select Shares, Preferred Shares and Trust Shares] [Institutional Shares, Select Shares, Preferred Shares and Trust Shares] [Institutional Shares, Select Shares, Preferred Shares and Trust Shares]) (the “Reorganizing Fund Shares”) in exchange solely for shares ([Service Shares] [Institutional Shares, Institutional Shares, Capital Shares and Service Shares, respectively] [Institutional Shares, Institutional Shares, Capital Shares and Service Shares, respectively] [Institutional Shares, Institutional Shares, Capital Shares and Service Shares, respectively]), no par value per share, of the Surviving Fund (“Surviving Fund Shares”); (ii) the distribution of the Surviving Fund Shares ([Service Shares] [Institutional Shares, Institutional Shares, Capital Shares and Service Shares, respectively] [Institutional Shares, Institutional Shares, Capital Shares and Service Shares, respectively] [Institutional Shares, Institutional Shares, Capital Shares and Service Shares, respectively]) to the holders of the outstanding shares of the Reorganizing Fund ([Institutional Shares, Class A Shares, Class B Shares and Class C Shares, respectively] [Institutional Shares, Select Shares, Preferred Shares and Trust Shares, respectively] [Institutional Shares, Select Shares, Preferred Shares and Trust Shares, respectively] [Institutional Shares, Select Shares, Preferred Shares and Trust Shares, respectively]), and (iii) the liquidation and dissolution of the Reorganizing Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, the Surviving Fund and the Reorganizing Fund are separate series of the Surviving Fund Registrant and the Reorganizing Fund Registrant, respectively, the Surviving Fund Registrant and Reorganizing Fund Registrant are open-end, registered management investment companies, and the Reorganizing Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;

WHEREAS, the Surviving Fund is authorized to issue its shares of beneficial interests;

WHEREAS, the Board of Trustees of the Surviving Fund Registrant has determined that the Reorganization, with respect to the Surviving Fund, is in the best interests of the Surviving Fund and that the interests of the Surviving Fund’s existing shareholders will not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Trustees of the Reorganizing Fund Registrant has determined that the Reorganization, with respect to the Reorganizing Fund, is in the best interests of the Reorganizing Fund and that the interests of the Reorganizing Fund’s existing shareholders will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE REORGANIZING FUND IN EXCHANGE FOR SURVIVING FUND SHARES AND LIQUIDATION AND DISSOLUTION OF THE REORGANIZING FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Reorganizing Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to the Surviving Fund. In exchange, the Surviving Fund agrees to deliver to the Reorganizing Fund the number of full and fractional [shares of each class of] Surviving Fund Shares determined by multiplying (a)  the outstanding shares of the corresponding class of the Reorganizing Fund Shares by (b) the ratio computed by dividing (x) the net asset value per share (rounded to two decimal places) of such corresponding class of the Reorganizing Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.1 by (y) the net asset value per share (rounded to two decimal places) of such class of Surviving Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of the Reorganizing Fund Shares will receive [the corresponding class of] Surviving Fund Shares in exchange for their Reorganizing Fund Shares. Such transactions shall take place at the Closing on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Reorganizing Fund to be acquired by the Surviving Fund shall consist of all of the assets of the Reorganizing Fund, including, without limitation, cash, current assets, securities, commodities, interests in futures and dividends or interest receivable, owned by the Reorganizing Fund. The assets to be acquired by the Surviving Fund shall not include any deferred or prepaid expenses shown as an asset on the books of the Reorganizing Fund on the Closing Date, which shall be written down by the Reorganizing Fund immediately prior to the Closing and excluded from the valuation of assets under paragraph 2.1 and the corresponding calculation of net asset value per share of each class of the Reorganizing Fund Shares under this Agreement.

The Reorganizing Fund has provided the Surviving Fund with its most recent audited financial statements, which contain a list of all of the Reorganizing Fund’s assets as of the date of such statements. The Reorganizing Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Reorganizing Fund Shares and the payment of normal operating expenses, dividends and capital gains distributions.

Commencing promptly after the date of this Agreement the Surviving Fund will advise the Reorganizing Fund of any investments of the Reorganizing Fund shown on the Reorganizing Fund’s most recently publicly available list of portfolio holdings that the Surviving Fund will not acquire by reason of prospectus restrictions, its investment strategies or policies or applicable law. The Reorganizing Fund agrees to work in good faith to remove any such identified investments from the Reorganizing Fund’s portfolio, either by disposition or, for those identified investments that mature prior to the Closing Date, by allowing any such identified investments to mature, and then not reacquiring other similar identified investments, in each case subject to the Reorganizing Fund’s prospectus and investment strategies and polices. Notwithstanding the foregoing, nothing herein will require the Reorganizing Fund to dispose of any portfolio securities or other investments, if, in the reasonable judgment of the Reorganizing Fund Trust Board or Reorganizing Fund Adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes such that the tax opinion required under Section 8.5 cannot be obtained.

1.3 LIABILITIES TO BE DISCHARGED. The Reorganizing Fund will discharge all of its liabilities and obligations prior to the Closing.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a)  the Reorganizing Fund will distribute in complete liquidation of the Reorganizing Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Reorganizing Fund Shareholders”), all of the Surviving Fund Shares received by the Reorganizing Fund pursuant to paragraph 1.1; and (b) the Reorganizing Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Surviving Fund Shares credited to the account of the Reorganizing Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the name of the Reorganizing Fund Shareholders, and representing the respective pro rata number of Surviving Fund Shares due such shareholders. All issued and outstanding Reorganizing Fund Shares will simultaneously be canceled on the books of the Reorganizing Fund. The Surviving Fund shall not issue certificates representing Surviving Fund Shares in connection with such transfer. After the Closing Date, the Reorganizing Fund shall not conduct any business except in connection with its dissolution and termination.

1.5 OWNERSHIP OF SHARES. Ownership of Surviving Fund Shares will be shown on the books of the Surviving Fund’s transfer agent. Surviving Fund Shares will be issued simultaneously to the Reorganizing Fund, in an amount computed in the manner set forth in paragraph 1.1.

1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Surviving Fund Shares in a name other than the registered holder of the Reorganizing Fund Shares on the books of the Reorganizing Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Surviving Fund Shares are to be issued and transferred.

1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Reorganizing Fund is and shall remain the responsibility of the Reorganizing Fund.

1.8 TERMINATION. The Reorganizing Fund shall be dissolved and terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9 BOOKS AND RECORDS. Except as previously provided to the Surviving Fund Registrant, copies of all books and records of the Reorganizing Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Surviving Fund from and after the Closing Date and shall be provided to the Surviving Fund as soon as practicable following the Closing Date.

1.10 OTHER REORGANIZATION SPECIFIC ITEMS. In connection with the Reorganization, any minimum investment amounts applicable to initial investments in the Surviving Fund Shares shall be waived with respect to the Reorganizing Fund Shareholder’s initial receipt of Surviving Fund Shares as part of the Reorganization.

ARTICLE II

VALUATION

2.1 VALUATION RELATING TO REORGANIZING FUND. The net asset value per share of each class of Reorganizing Fund Shares shall be the net asset value per share of such class of Reorganizing Fund Shares computed at the Closing on the Closing Date, after the declaration and payment of any dividends and/or other distributions on that date, using the Amortized Cost Method as defined in Rule 2a-7(a)(2) under the 1940 Act in accordance with the valuation procedures established under such rule by the Board of Trustees of the Surviving Fund Registrant or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by the respective Boards of Trustees (“Board”) of the Surviving Fund Registrant and Reorganizing Fund Registrant).

2.2 VALUATION RELATING TO SURVIVING FUND. The net asset value per share of each class of Surviving Fund Shares shall be the net asset value per share of such class of Surviving Fund Shares computed at the Closing on the Closing Date, using the Amortized Cost Method as defined in Rule 2a-7(a)(2) under the 1940 Act in accordance with the valuation procedures established under such rule by the Board of the Surviving Fund Registrant or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by their respective Boards).

2.3 SHARES TO BE ISSUED. The number of shares of each class of Surviving Fund Shares to be issued (including fractional shares, if any) in exchange for the Reorganizing Fund’s assets to be acquired by the Surviving Fund pursuant to this Agreement shall be determined in accordance with paragraph 1.1.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Surviving Fund and the Reorganizing Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The closing (“Closing”) shall occur on Friday, September 7, 2012, or such other date(s) as the parties may agree to in writing (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The Closing shall be held at the offices of Reorganizing Fund Adviser at, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Reorganizing Fund (the “Custodian”), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Reorganizing Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Surviving Fund on the Closing Date; and (b) to the extent applicable, all necessary taxes, including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment, shall have been made, in connection with the delivery of the portfolio securities of the Reorganizing Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Surviving Fund or the Reorganizing Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Surviving Fund or the Reorganizing Fund is impracticable, the Closing Date shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored.

3.4 TRANSFER AGENT’S CERTIFICATE. Boston Financial Data Services, Inc., as transfer agent for the Reorganizing Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Reorganizing Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Surviving Fund shall issue and deliver, or cause State Street Bank and Trust Company, its transfer agent, to issue and deliver, a confirmation evidencing Surviving Fund Shares to be credited on the Closing Date to the Secretary of the Reorganizing Fund Registrant or provide evidence satisfactory to the Reorganizing Fund that the Surviving Fund Shares have been credited to the Reorganizing Fund’s account on the books of the Surviving Fund. At the Closing, each party shall deliver to the other such bills of sale, assignments, checks, certificates, opinions, receipts and other instruments or documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE REORGANIZING FUND. The Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, represents and warrants to the Surviving Fund Registrant, on behalf of the Surviving Fund, as follows:

a)	The Reorganizing Fund is a legally designated, separate series of a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.
b)	The Reorganizing Fund Registrant is registered as an open-end management investment company under the 1940 Act, the Reorganizing Fund Registrant’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect, and the Reorganizing Fund’s shares are registered under the Securities Act of 1933, as amended (“1933 Act”), and such registration has not been revoked or rescinded and is in full force and effect.
c)	The prospectus and statement of additional information of the Reorganizing Fund as of [________], 201[_], conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
d)	The Reorganizing Fund is not in violation of, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in the violation of, any provision of the Reorganizing Fund Registrant’s Amended and Restated Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Reorganizing Fund is a party or by which the Reorganizing Fund is bound.
e)	The Reorganizing Fund will not incur any liabilities for termination of any material contract or other commitment (other than this Agreement) before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 above. All contracts of the Reorganizing Fund Registrant will be terminated with respect to the Reorganizing Fund as of the Closing Date (including any such contracts with affiliated persons of the Reorganizing Fund).
f)	Except as otherwise disclosed in writing to the Surviving Fund prior to the date of this Agreement, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Reorganizing Fund or any of its properties or assets. Any such litigation, if adversely determined, would not materially and adversely affect the Reorganizing Fund’s financial condition, the conduct of its business, or the ability of the Reorganizing Fund to carry out the transactions contemplated by this Agreement. The Reorganizing Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
g)	The audited financial statements of the Reorganizing Fund as of July 31, 2011, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Reorganizing Fund as of such date, and there are no known contingent liabilities of the Reorganizing Fund as of such date that are not disclosed in such statements.
h)	The unaudited financial statements of the Reorganizing Fund as of January 31, 2012, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Reorganizing Fund as of such date, and there are no known contingent liabilities of the Reorganizing Fund as of such date that are not disclosed in such statements.
i)	Since the date of the financial statements referred to in sub-paragraph (h) above, there have been no material adverse changes in the Reorganizing Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Reorganizing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For the purposes of this sub-paragraph (i), a decline in the net asset value of the Reorganizing Fund shall not constitute a material adverse change.
j)	Except as have been corrected as required by applicable law, and to the best of the Reorganizing Fund’s knowledge, there have been no material miscalculations of the net asset value of the Reorganizing Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been or will be made in accordance with the applicable provisions of the 1940 Act.
k)	Except as otherwise disclosed in writing to the Surviving Fund prior to the date of this Agreement, the minute books and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Reorganizing Fund, the Reorganizing Fund Registrant’s Board and committees of the Reorganizing Fund Registrant’s Board. The stock transfer ledgers and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement, and as existing on the Closing Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Closing Date, as applicable, in the Reorganizing Fund Shares.
l)	The Reorganizing Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.
m)	All federal and other tax returns and reports of the Reorganizing Fund required by law to be filed have been timely filed (taking into account permitted extensions for which required filings were made) and are complete and correct in all material respects, and all federal and other taxes of the Reorganizing Fund required to be paid (whether or not shown on any such returns and reports) have been paid, or provision shall have been made for the payment thereof. To the best of the Reorganizing Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.
n)	All issued and outstanding Reorganizing Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Reorganizing Fund. All of the issued and outstanding Reorganizing Fund Shares will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Reorganizing Fund’s transfer agent as provided in paragraph 3.4. The Reorganizing Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Reorganizing Fund Shares, and has no outstanding securities convertible into any of the Reorganizing Fund Shares.
o)	At the Closing Date, the Reorganizing Fund will have good and marketable title to the Reorganizing Fund’s assets to be transferred to the Surviving Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Surviving Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the Commonwealth of Massachusetts, the Surviving Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to the Surviving Fund prior to the date of this Agreement.
p)	Subject to approval by the Reorganizing Fund shareholders, the execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Reorganizing Fund. Subject to approval by the Reorganizing Fund shareholders, this Agreement constitutes a valid and binding obligation of the Reorganizing Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.
q)	The information to be furnished by the Reorganizing Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
r)	From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Reorganizing Fund shareholders and the Closing Date, any written information furnished by the Reorganizing Fund Registrant with respect to the Reorganizing Fund for use in the Proxy Materials (as defined in paragraph 5.7), or in any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
s)	The Reorganizing Fund has qualified and elected to be treated as a “regulated investment company” under the Code (a “RIC”), as of and since its first taxable year; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon the Closing Date.
t)	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Massachusetts law for the execution of this Agreement by the Reorganizing Fund Registrant, for itself and on behalf of the Reorganizing Fund, or the performance of the Agreement by the Reorganizing Fund Registrant, for itself and on behalf of the Reorganizing Fund, except, in each case, for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, (ii) such other consents, approvals, authorizations and filings as have been made or received, and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Reorganizing Fund as described in paragraph 5.2.
u)	The Reorganizing Fund, and the Reorganizing Fund Registrant with respect to the Reorganizing Fund, has complied, and is in compliance, in all material respects with the investment policies and restrictions set forth in its registration statement currently in effect. The value of the net assets of the Reorganizing Fund has been determined and is being determined using portfolio valuation methods that comply in all material respects with the methods described in its registration statement and the requirements of the 1940 Act. There are no legal or governmental actions, investigations, inquiries, or proceedings pending or, to the knowledge of the Reorganizing Fund, threatened against the Reorganizing Fund, or the Reorganizing Fund Registrant with respect to the Reorganizing Fund, that would question the right, power or capacity of (a) the Reorganizing Fund to conduct its business as conducted now or at any time in the past, or (b) the Reorganizing Fund Registrant’s ability to enter into this Agreement on behalf of the Reorganizing Fund or the Reorganizing Fund’s ability to consummate the transactions contemplated by this Agreement.

4.2 REPRESENTATIONS OF THE SURVIVING FUND. The Surviving Fund Registrant, on behalf of the Surviving Fund, represents and warrants to the Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, as follows:

a)	The Surviving Fund is a legally designated, separate series of a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.
b)	The Surviving Fund Registrant is registered as an open-end management investment company under the 1940 Act, the Surviving Fund Registrant’s registration with the Commission as an investment company under the 1940 Act is in full force and effect, and the Surviving Fund’s shares are registered under the 1933 Act and such registration has not been revoked or rescinded and is in full force and effect.
c)	The prospectus and statement of additional information of the Surviving Fund as of [______], 201[_] conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.
d)	The Surviving Fund is not in violation of, and the execution, delivery and performance of this Agreement will not result in a violation of, the Surviving Fund Registrant’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Surviving Fund is a party or by which it is bound.
e)	No litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Fund or any of its properties or assets. Any such litigation, if adversely determined, would not materially and adversely affect its financial condition, the conduct of its business or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement. The Surviving Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.
f)	The audited financial statements of the Surviving Fund as of July 31, 2011, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Reorganizing Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date that are not disclosed in such statements.
g)	The unaudited financial statements of the Surviving Fund as of January 31, 2012, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Reorganizing Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date that are not disclosed in such statements.
h)	Since the date of the financial statements referred to in sub-paragraph (g) above, there have been no material adverse changes in the Surviving Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For the purposes of this sub-paragraph (h), a decline in the net asset value of the Surviving Fund shall not constitute a material adverse change.
i)	Except as have been corrected as required by applicable law, and to the best of the Surviving Fund’s knowledge, there have been no material miscalculations of the net asset value of the Surviving Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been or will be made in accordance with the applicable provisions of the 1940 Act.
j)	All federal and other tax returns and reports of the Surviving Fund required by law to be filed have been timely filed (taking into account permitted extensions for which required filings were made) and are complete and correct in all material respects, and all federal and other taxes of the Surviving Fund required to be paid (whether or not shown on any such returns and reports) have been paid, or provision shall have been made for the payment thereof. To the best of the Surviving Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.
k)	All issued and outstanding Surviving Fund Shares are, and those Surviving Fund Shares that will be issued pursuant to paragraph 1.1 hereof will be, duly and validly issued and outstanding, fully paid and non-assessable by the Surviving Fund. The Surviving Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Surviving Fund Shares, and there are no outstanding securities convertible into any Surviving Fund Shares.
l)	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Surviving Fund. This Agreement constitutes a valid and binding obligation of the Surviving Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.
m)	Surviving Fund Shares to be issued and delivered to the Reorganizing Fund for the account of the Reorganizing Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Surviving Fund Shares, and will be fully paid and non-assessable.
n)	The information to be furnished by the Surviving Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
o)	From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Reorganizing Fund shareholders and the Closing Date, any written information furnished by the Surviving Fund Registrant with respect to the Surviving Fund for use in the Proxy Materials (as defined in paragraph 5.7), or in any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
p)	The Surviving Fund has qualified and elected to be treated as a RIC under the Code as of and since its first taxable year; and qualifies and shall continue to qualify as a RIC under the Code for its taxable year that includes the Closing Date.
q)	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Surviving Fund Registrant, for itself and on behalf of the Surviving Fund, or the performance of the Agreement by the Surviving Fund Registrant, for itself and on behalf of the Surviving Fund, except, in each case, for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, (ii) such other consents, approvals, authorizations and filings as have been made or received, and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.
r)	The Surviving Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.
s)	The Surviving Fund, and the Surviving Fund Registrant with respect to the Surviving Fund, is in compliance in all material respects with the investment policies and restrictions set forth in its registration statement currently in effect. The value of the net assets of the Surviving Fund is being determined using portfolio valuation methods that comply in all material respects with the methods described in its registration statement and the requirements of the 1940 Act. There are no legal or governmental actions, investigations, inquiries, or proceedings pending or, to the knowledge of the Surviving Fund, threatened against the Surviving Fund, or the Surviving Fund Registrant with respect to the Surviving Fund, that would question the right, power or capacity of (a) the Surviving Fund to conduct its business as conducted now, or (b) the Surviving Fund Registrant’s ability to enter into this Agreement on behalf of the Surviving Fund or the Surviving Fund’s ability to consummate the transactions contemplated by this Agreement.

ARTICLE V

COVENANTS OF THE SURVIVING FUND AND THE REORGANIZING FUND

5.1 OPERATION IN ORDINARY COURSE. The Surviving Fund and the Reorganizing Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. Notwithstanding the foregoing sentence, the Reorganizing Fund reserves the right to make distributions to the Reorganizing Fund shareholders on or before the Closing Date as contemplated in paragraph 5.8 below or, to the extent that the Reorganizing Fund’s shadow market net asset value is equal to or above, or does not decrease below, $1.000 per share immediately prior to the Closing after giving effect to any distribution, for purposes of fulfilling the conditions precedent to the obligations of Reorganizing Fund pursuant to Article VI. The shadow market net asset value of the Reorganizing Fund shall be determined for purposes of the foregoing sentence using available market quotations (or an appropriate substitute that reflects current market conditions) in accordance with Rule 2a-7(c)(8)(ii)(A)(1) under the 1940 Act and the valuation procedures of the Surviving Fund referred to in Sections 2.1 and 2.2 above.

5.2 APPROVAL OF SHAREHOLDERS. The Reorganizing Fund Registrant will call a special meeting of the Reorganizing Fund shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. The Reorganizing Fund covenants that the Surviving Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION. The Reorganizing Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Reorganizing Fund’s shares.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Surviving Fund and the Reorganizing Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Reorganizing Fund shall furnish the Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits of the Reorganizing Fund for federal income tax purposes that will be carried over by the Surviving Fund as a result of Section 381 of the Code, and which will be certified by the Reorganizing Fund Registrant’s Treasurer.

5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Surviving Fund Registrant will prepare and file with the Commission a registration statement on Form N-14 relating to the Surviving Fund Shares to be issued to shareholders of the Reorganizing Fund (the “Registration Statement”). The Registration Statement on Form N-14 shall include a proxy statement of the Reorganizing Fund and a prospectus of the Surviving Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the “Proxy Materials”), for inclusion therein, in connection with the meeting of the Reorganizing Fund’s shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8 PRE-CLOSING DIVIDEND. On or before the Closing Date, the Reorganizing Fund shall have declared and paid to its shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing all of the Reorganizing Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

5.9 TAX STATUS OF REORGANIZATION. The intention of the parties is that the Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. From and after the Closing Date, none of the Reorganizing Fund, the Reorganizing Fund Registrant, the Surviving Fund or the Surviving Fund Registrant shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return), that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Reorganizing Fund, the Reorganizing Fund Registrant, the Surviving Fund and the Surviving Fund Registrant will take such action, or cause such action to be taken, as is reasonably necessary to enable counsel to render the tax opinion contemplated in paragraph 8.5.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE REORGANIZING FUND

The obligations of the Reorganizing Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by the Surviving Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

All representations, covenants, and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Surviving Fund shall have delivered to the Reorganizing Fund a certificate executed in the Surviving Fund’s name by the Surviving Fund Registrant’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Reorganizing Fund and dated as of the Closing Date, to such effect and as to such other matters as the Reorganizing Fund shall reasonably request.

On the Closing Date, the Surviving Fund’s shadow market net asset value per share calculated immediately after the Closing shall not be more than 5 basis points less than the Reorganizing Fund’s net asset value immediately prior to the Reorganization. The shadow market net asset value of the Reorganizing Fund and Surviving Fund shall be determined for purposes of the foregoing sentence using available market quotations (or an appropriate substitute that reflects current market conditions) in accordance with Rule 2a-7(c)(8)(ii)(A)(1) under the 1940 Act and the valuation procedures of the Surviving Fund referred to in Sections 2.1 and 2.2 above.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND

The obligations of the Surviving Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Reorganizing Fund of all the obligations to be performed by the Reorganizing Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

All representations, covenants, and warranties of the Reorganizing Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Reorganizing Fund shall have delivered to the Surviving Fund on such Closing Date a certificate executed in the Reorganizing Fund’s name by the Surviving Fund Registrant’s President or Vice President and the Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Surviving Fund and dated as of such Closing Date, to such effect and as to such other matters as the Surviving Fund shall reasonably request.

The Reorganizing Fund shall have delivered to the Surviving Fund a statement of the Reorganizing Fund’s assets and liabilities, together with a list of the Reorganizing Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Reorganizing Fund Registrant.

The condition to closing in Section 7.4.6 of the Money Market Funds Purchase Agreement (the “Purchase Agreement”), dated April 4, 2012, by and among Federated Investors, Inc. (“Federated”), Reorganizing Fund Adviser and Fifth Third Financial Corporation (“Parent”), relating to certain contribution, reimbursement and other payment obligations to the Reorganizing Fund, shall have been satisfied by the Reorganizing Fund Adviser and/or Parent.

The Reorganizing Fund shall have discharged all of its liabilities and obligations prior to the Closing (including, if the Reorganizing Fund was unable to discharge all liabilities directly despite good faith efforts to comply with paragraph 1.3 above, by Reorganizing Fund Adviser having assumed any remaining liabilities of the Reorganizing Fund immediately prior to the Closing).

The Reorganizing Fund Adviser shall have determined in good faith, taking into account all relevant considerations, including certain contribution, reimbursement and other payment obligations to the Reorganizing Fund under Section 7.4.6 of the Purchase Agreement, the sale of the Reorganizing Fund’s assets for their Amortized Cost Value in exchange for Surviving Fund Shares represents the best price and execution reasonably available to the Reorganizing Fund on the Closing Date; provided, however, that if the condition to closing in the last paragraph of Article VI is not met (or waived), the Reorganizing Fund Adviser shall be deemed to be unable to make this determination and this condition to closing shall be deemed not to have been satisfied.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
SURVIVING FUND AND REORGANIZING FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Reorganizing Fund or the Surviving Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein, with respect to the Reorganizing Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Reorganizing Fund in accordance with applicable law and the provisions of the Reorganizing Fund Registrant’s Amended and Restated Declaration of Trust and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Surviving Fund. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Reorganizing Fund may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Reorganizing Fund, provided that either party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding relating to the Registration Statement shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The parties shall have received an opinion of Reed Smith LLP substantially to the effect that for federal income tax purposes:

a)	The transfer of all or substantially all of the Reorganizing Fund’s assets to the Surviving Fund solely in exchange for Surviving Fund Shares (followed by the distribution of Surviving Fund Shares to the Reorganizing Fund Shareholders in dissolution and liquidation of the Reorganizing Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Surviving Fund and the Reorganizing Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.
b)	No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Reorganizing Fund solely in exchange for Surviving Fund Shares.
c)	No gain or loss will be recognized by the Reorganizing Fund upon the transfer of the Reorganizing Fund’s assets to the Surviving Fund solely in exchange for Surviving Fund Shares, or upon the distribution (whether actual or constructive) of Surviving Fund Shares to Reorganizing Fund Shareholders in exchange for their Reorganizing Fund Shares.
d)	No gain or loss will be recognized by any Reorganizing Fund Shareholder upon the exchange of its Reorganizing Fund Shares for Surviving Fund Shares.
e)	The aggregate tax basis of the Surviving Fund Shares received by each Reorganizing Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Reorganizing Fund Shares held by such Reorganizing Fund Shareholder immediately prior to the Reorganization. The holding period of Surviving Fund Shares received by each Reorganizing Fund Shareholder will include the period during which the Reorganizing Fund Shares exchanged therefor were held by such shareholder, provided the Reorganizing Fund Shares are held as capital assets at the time of the Reorganization.
f)	The tax basis of the Reorganizing Fund’s assets acquired by the Surviving Fund will be the same as the tax basis of such assets to the Reorganizing Fund immediately prior to the Reorganization. The holding period of the assets of the Reorganizing Fund in the hands of the Surviving Fund will include the period during which those assets were held by the Reorganizing Fund.

Such opinion shall be based on customary assumptions and such representations as Reed Smith LLP may reasonably request, and the Reorganizing Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Surviving Fund, the Reorganizing Fund or any Reorganizing Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Reorganizing Fund may waive the condition set forth in this paragraph 8.5.

ARTICLE IX

EXPENSES

The Reorganizing Fund and the Surviving Fund will not bear any expenses associated with their participation in the Reorganization, except as contemplated in this Article IX. Federated or its affiliates, and/or the Reorganizing Fund Adviser or its affiliates, will bear certain expenses associated with Reorganizing Fund’s and Surviving Fund’s participation in the Reorganization as agreed among Federated, and the Reorganizing Fund Adviser. Such reorganization expenses include: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal and accounting fees incurred in connection with the preparation of the Proxy Materials (f) solicitation costs of the transaction; and (g) other related administrative or operational costs. In addition, to the extent that any disposal of portfolio securities is required in connection with the Reorganization, the Funds may incur transaction expenses associated with the sale and purchase of portfolio securities. The Surviving Fund shall bear expenses associated with the qualification of Surviving Fund Shares for sale in the various states. Notwithstanding the foregoing, fees and expenses shall in any event be paid by the Fund directly incurring such fees and expenses if and to the extent that the payment of such fees and expenses by Federated, the Reorganizing Fund Adviser and/or their affiliates, would result in disqualification of such Fund as a RIC within the meaning of Section 851 of the Code.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Surviving Fund Registrant, on behalf of the Surviving Fund, and the Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

This Agreement may be terminated by the mutual agreement of the Surviving Fund Registrant and the Reorganizing Fund Registrant. In addition, either the Surviving Fund Registrant or the Reorganizing Fund Registrant may at its option terminate this Agreement at or before the Closing Date due to:

a)	a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;
b)	a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or
c)	a good faith determination by a party’s Board, as appropriate, that the consummation of the transactions contemplated herein is not in the best interests of the Reorganizing Fund Registrant or the Surviving Fund Registrant, respectively, taking into account such Board’s applicable fiduciary duties, with notice given to the other party hereto.

In addition to the foregoing, this Agreement shall terminate automatically upon the termination of the Purchase Agreement.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Surviving Fund, the Surviving Fund Registrant, the Reorganizing Fund, the Reorganizing Fund Registrant, or their respective trustees or their respective officers.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, and the Surviving Fund Registrant, on behalf of the Surviving Fund, and as specifically authorized by their respective Boards; provided, however, that following the meeting of the Reorganizing Fund shareholders called by the Reorganizing Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Surviving Fund Shares to be issued to the Reorganizing Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflict of laws rules thereof that would require the application of the laws of another jurisdiction.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, corporation, trust, or entities other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

It is expressly agreed that the obligations of the Surviving Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Surviving Fund Registrant personally, but shall bind only the property of the Surviving Fund, as provided in the Declaration of Trust of the Surviving Fund Registrant. The execution and delivery of this Agreement have been authorized by the Board of the Surviving Fund Registrant on behalf of the Surviving Fund and signed by authorized officers of the Surviving Fund Registrant, acting as such. Neither the authorization by such Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Surviving Fund as provided in the Declaration of Trust of the Surviving Fund Registrant.

It is expressly agreed that the obligations of the Reorganizing Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Reorganizing Fund Registrant personally, but shall bind only the property of the Reorganizing Fund, as provided in the Amended and Restated Declaration of Trust of the Reorganizing Fund Registrant. The execution and delivery of this Agreement have been authorized by the Board of the Reorganizing Fund Registrant on behalf of the Reorganizing Fund and signed by authorized officers of the Reorganizing Fund Registrant, acting as such. Neither the authorization by such Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Reorganizing Fund as provided in the Amended and Restated Declaration of Trust of the Reorganizing Fund Registrant.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

MONEY MARKET OBLIGATIONS TRUST

on behalf of its portfolio,
[INSERT NAME OF SURVIVING FUND]

By:

Name:

Title:

FIFTH THIRD FUNDS,

on behalf of its portfolio,
[INSERT NAME OF REORGANIZING FUND]

By:

Name:

Title:

FIFTH THIRD ASSET MANAGEMENT, INC.,

solely for purposes of Article IX

By:

Name:

Title:

ANNEX B COMPARISON OF EACH FIFTH THIRD FUND’S AND EACH FEDERATED FUND’S
FUNDAMENTAL INVESTMENT LIMITATIONS

Each Fund has fundamental investment limitations which may not be changed without shareholder approval. Each Fund also has non-fundamental investment limitations with may be changed by the Fifth Third Fund Board or the Federated Fund Board (as applicable) without shareholder approval.

The following chart compares the fundamental investment limitations of the Fifth Third Funds and the Federated Funds. Where a Fund has a non-fundamental investment limitation, rather than a fundamental limitation, the non-fundamental investment limitations are also described. Reference should be made to the Prospectus and Statement of Additional Information for each Fund for more information regarding the Fund’s investment limitations.

INVESTMENT LIMITATIONS
Fifth Third Prime Money Market Fund	Federated Prime Value Obligations Fund

Selling Short and Buying on Margin (fundamental)

The Fund will not sell any securities short or purchase any securities on margin, but it may obtain such short-term credit as may be necessary for clearance of purchases and sales.

Purchases on Margin (non-fundamental)

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Issuing Senior Securities and Borrowing Money (fundamental)

The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. The Fund does not consider the issuance of separate classes of shares to involve the issuance of “senior securities” within the meaning of this investment limitation. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. The Fund does not have any present intention to borrow money. The Fund does not consider a cash advance used to cover a short-term overdraft to be a borrowing.

Borrowing Money and Issuing Senior Securities (fundamental) The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.
Pledging Securities or Assets (fundamental) The Fund will not pledge securities.

Pledging Assets (non-fundamental)

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Commodities, Commodity Contracts, or Real Estate (fundamental)

The Fund will not invest in commodities, commodity contracts or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests.

Investing in Commodities (fundamental)

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Investing in Real Estate (fundamental)

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting (fundamental)

The Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

Underwriting (fundamental)

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities (fundamental)

The Fund will not lend any of its assets except portfolio securities up to one-third of the value of total assets except that (i) cash may be lent to other Funds of the Trust subject to applicable SEC limitations and (ii) portfolio securities of the Fund may be lent to third parties. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund’s investment objectives, policies and limitations or the Fifth Third Trust’s Declaration of Trust.

Lending (fundamental)

The Fund may not make loans except the Fund may make loans to affiliated investment companies in accordance with SEC exemptive relief. This restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements and/or derivative contracts, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Acquiring Voting Securities (fundamental) The Fund will not acquire the voting securities of any issuer for the purpose of exercising control or management.	Acquiring Voting Securities None

Diversification of Investments (fundamental)

The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the Fund.

Diversification (fundamental)

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or a Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration of Investments (fundamental)

The Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, the Fund reserves the right to invest more than 25% of its total assets in domestic bank instruments (such as time and demand deposits and certificates of deposits), U.S. Government obligations or instruments secured by these money market instruments, such as repurchase agreements. The Fund will not invest more than 25% of its total assets in instruments of foreign banks.

Concentration of Investments (fundamental)

The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Fund will invest more than 25% of its total assets in the financial services industry.

Dealing in Puts and Calls (fundamental) The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.	Dealing in Puts and Calls None

Investing in Securities of Other Investment Companies (non-fundamental)

The Fund will limit its investments in other investment companies (other than the Money Market Funds) to no more than 3% of the total outstanding voting stock of any investment company. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker’s commissions. The preceding limitations do not apply if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The Fund may invest in shares of money market funds without limitation. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

Investing in Securities of Other Investment Companies None

Investing in Illiquid Securities (non-fundamental)

The Fund will not invest more than 5% of the value of its net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities determined in accordance with procedures adopted by the Trustees not to be liquid, and non-negotiable time deposits with maturities over seven days.

Investing in Illiquid Securities (non-fundamental)

The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.

Additional Information

With respect to each Fund, except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the Fifth Third Fund’s policies and limitations, and for purposes of the Federated Fund’s diversification limitation, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”

For purposes of Federated Fund’s concentration limitation, the Federated Adviser: (a) deems the financial services industry to include the group of industries in the financial services sector, and the financial services sector to include banks, broker-dealers and financial companies; (b) divides utility companies according to their services (for example, gas, gas transmission, electric and telephone); (c) classifies financial companies according to the end-users of their services (for example, automobile finance, bank finance and diversified finance); (d) classifies asset-backed securities according to the underlying assets securing such securities; and (e) deems investment in certain industrial development bonds funded by activities in a single industry to constitute investment in an industry. The Federated Adviser may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party provider used by the Adviser does not assign a classification. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

INVESTMENT LIMITATIONS
Fifth Third Institutional Money Market Fund	Federated Prime Cash Obligations Fund

Selling Short and Buying on Margin (fundamental)

The Fund will not sell any securities short or purchase any securities on margin, but it may obtain such short-term credit as may be necessary for clearance of purchases and sales.

Purchases on Margin (non-fundamental)

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Issuing Senior Securities and Borrowing Money (fundamental)

The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. The Fund does not consider the issuance of separate classes of shares to involve the issuance of “senior securities” within the meaning of this investment limitation. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. The Fund does not have any present intention to borrow money. The Fund does not consider a cash advance used to cover a short-term overdraft to be a borrowing.

Borrowing Money and Issuing Senior Securities (fundamental) The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Pledging Securities or Assets (fundamental)

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

Pledging Assets (non-fundamental)

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Commodities, Commodity Contracts, or Real Estate (fundamental)

The Fund will not purchase or sell commodities, commodity contracts, commodity futures contracts or real estate, including limited partnership interests.

Investing in Commodities (fundamental)

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Investing in Real Estate (fundamental)

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting (fundamental)

The Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

Underwriting (fundamental)

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities (fundamental)

The Fund will not lend any of its assets except portfolio securities up to one-third of the value of total assets except that (i) cash may be lent to other Funds of the Trust subject to applicable SEC limitations and (ii) portfolio securities of the Fund may be lent to third parties. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund’s investment objectives, policies and limitations or the Fifth Third Trust’s Declaration of Trust.

Lending Cash of Securities (fundamental)

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Acquiring Voting Securities (fundamental) The Fund will not acquire the voting securities of any issuer for the purpose of exercising control or management.	Acquiring Voting Securities None

Diversification of Investments (fundamental)

The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the Fund.

Diversification (fundamental)

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or a Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration of Investments (fundamental) The Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies.

Concentration of Investments (fundamental)

The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Fund will invest more than 25% of its total assets in the financial services industry.

Dealing in Puts and Calls (fundamental) The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.	Dealing in Puts and Calls None

Investing in Securities of Other Investment Companies (non-fundamental)

The Fund will limit its investments in other investment companies (other than the Money Market Funds) to no more than 3% of the total outstanding voting stock of any investment company. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker’s commissions. The preceding limitations do not apply if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The Fund may invest in shares of money market funds without limitation. The Fund may not invest in shares of other registered investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

Investing in Securities of Other Investment Companies None

Investing in Illiquid Securities (non-fundamental)

The Fund will not invest more than 5% of the value of its net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities determined in accordance with procedures adopted by the Trustees not to be liquid, and non-negotiable time deposits with maturities over seven days.

Investing in Illiquid Securities (non-fundamental)

The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.

Additional Information

With respect to each Fund, except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the Fifth Third Fund’s policies and limitations, and for purposes of the Federated Fund’s diversification limitation, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”

For purposes of Federated Fund’s concentration limitation, the Federated Adviser: (a) deems the financial services industry to include the group of industries in the financial services sector, and the financial services sector to include banks, broker-dealers and financial companies; (b) divides utility companies according to their services (for example, gas, gas transmission, electric and telephone); (c) classifies financial companies according to the end-users of their services (for example, automobile finance, bank finance and diversified finance); (d) classifies asset-backed securities according to the underlying assets securing such securities; and (e) deems investment in certain industrial development bonds funded by activities in a single industry to constitute investment in an industry. The Federated Adviser may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party provider used by the Adviser does not assign a classification. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

INVESTMENT LIMITATIONS
Fifth Third Institutional Government Money Market Fund	Federated Government Obligations Fund

Selling Short and Buying on Margin (fundamental)

The Fund will not sell any securities short or purchase any securities on margin, but it may obtain such short-term credit as may be necessary for clearance of purchases and sales.

Purchases on Margin (non-fundamental)

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Issuing Senior Securities and Borrowing Money (fundamental)

The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. The Fund does not consider the issuance of separate classes of shares to involve the issuance of “senior securities” within the meaning of this investment limitation. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. The Fund does not have any present intention to borrow money. The Fund does not consider a cash advance used to cover a short-term overdraft to be a borrowing.

Borrowing Money and Issuing Senior Securities (fundamental) The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Pledging Securities or Assets (fundamental)

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

Pledging Assets (non-fundamental)

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Commodities, Commodity Contracts, or Real Estate (fundamental)

The Fund will not purchase or sell commodities, commodity contracts, commodity futures contracts or real estate, including limited partnership interests.

Investing in Commodities (fundamental)

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Investing in Real Estate (fundamental)

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting (fundamental)

The Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

Underwriting (fundamental)

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities (fundamental)

The Fund will not lend any of its assets except portfolio securities up to one-third of the value of total assets except that (i) cash may be lent to other Funds of the Trust subject to applicable SEC limitations and (ii) portfolio securities of the Fund may be lent to third parties. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund’s investment objectives, policies and limitations or the Trust’s Declaration of Trust.

Lending or Securities (fundamental)

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Acquiring Voting Securities (fundamental) The Fund will not acquire the voting securities of any issuer for the purpose of exercising control or management.	Acquiring Voting Securities None

Diversification of Investments (fundamental)

The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the Fund.

Diversification (fundamental)

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or a Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration of Investments (fundamental) The Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies.

Concentration (fundamental)

The Fund may not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Dealing in Put and Calls (fundamental) The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.	Dealing in Put and Calls None

Investing in Securities of Other Investment Companies (non-fundamental)

The Fund will limit its investments in other investment companies (other than the Money Market Funds) to no more than 3% of the total outstanding voting stock of any investment company. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker’s commissions. The preceding limitations do not apply if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The Fund may invest in shares of money market funds without limitation. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

Investing in Securities of Other Investment Companies None

Investing in Illiquid Securities (non-fundamental)

The Fund will not invest more than 5% of the value of its net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities determined in accordance with procedures adopted by the Trustees not to be liquid, and non-negotiable time deposits with maturities over seven days.

Investing in Illiquid Securities (non-fundamental)

The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.

Additional Information

With respect to each Fund, except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the Fifth Third Fund’s policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”

INVESTMENT LIMITATIONS
Fifth Third U.S. Treasury Money Market Fund	Federated Treasury Obligations Fund

Selling Short and Buying on Margin (fundamental)

The Fund will not sell any securities short or purchase any securities on margin, but it may obtain such short-term credit as may be necessary for clearance of purchases and sales.

Purchases on Margin (non-fundamental)

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Issuing Senior Securities and Borrowing Money (fundamental)

The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. The Fund does not consider the issuance of separate classes of shares to involve the issuance of “senior securities” within the meaning of this investment limitation. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. The Fund does not have any present intention to borrow money. The Fund does not consider a cash advance used to cover a short-term overdraft to be a borrowing.

Borrowing Money and Issuing Senior Securities (fundamental) The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Pledging Securities or Assets (fundamental)

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

Pledging Assets (non-fundamental)

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Commodities, Commodity Contracts, or Real Estate None

Investing in Commodities (fundamental)

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Investing in Real Estate (fundamental)

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting (fundamental)

The Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

Underwriting (fundamental)

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities (fundamental)

The Fund will not lend any of its assets except portfolio securities up to one-third of the value of total assets except that cash may be lent to other Funds of the Trust subject to applicable SEC limitations. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund’s investment objectives, policies and limitations or the Fifth Third Trust’s Declaration of Trust.

Lending (fundamental)

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Diversification of Investments (fundamental)

The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the Fund.

Diversification (fundamental)

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or a Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration of Investments None

Concentration (fundamental)

The Fund may not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Dealing in Put and Calls (fundamental) The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.	Dealing in Put and Calls None

Investing in Securities of Other Investment Companies (non-fundamental)

The Fund will limit its investments in other investment companies (other than the Money Market Funds) to no more than 3% of the total outstanding voting stock of any investment company. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker’s commissions. The preceding limitations do not apply if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The Fund may invest in shares of money market funds without limitation. The Fund may not invest in shares of other registered investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

Investing in Securities of Other Investment Companies None

Investing in Illiquid Securities (non-fundamental)

The Fund will not invest more than 5% of the value of its net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities determined in accordance with procedures adopted by the Trustees not to be liquid, and non-negotiable time deposits with maturities over seven days.

Investing in Illiquid Securities (non-fundamental)

The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.

Additional Information

With respect to each Fund, except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the Fifth Third Fund’s policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”

STATEMENT OF ADDITIONAL INFORMATION

[____________], 2012

Acquisition of the assets of

Fifth Third Prime Money Market Fund

Fifth Third Institutional Money Market Fund

Fifth Third Institutional Government Money Market Fund

Fifth Third U.S. Treasury Money Market Fund

each a portfolio of FIFTH THIRD FUNDS

38 Fountain Square Plaza

Cincinnati, Ohio 45263

Telephone No: 1-800-282-5706

By and in exchange for shares of

FEDERATED PRIME VALUE OBLIGATIONS FUND

FEDERATED PRIME CASH OBLIGATIONS FUND

FEDERATED GOVERNMENT OBLIGATIONS FUND

FEDERATED TREASURY OBLIGATIONS FUND

each a portfolio of MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

Telephone No: 1-800-341-7400

This Statement of Additional Information dated [______], 2012, is not a prospectus. A Prospectus/Proxy Statement dated [______], 2012, related to the above-referenced matter may be obtained from Money Market Obligations Trust on behalf of Federated Prime Value Obligations Fund, Federated Prime Cash Obligations Fund, Federated Government Obligations Fund and Federated Treasury Obligations Fund, by writing or calling Money Market Obligations Trust at the address and telephone number shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

TABLE OF CONTENTS

1.	Statement of Additional Information of Federated Prime Value Obligations Fund- Service Shares, a portfolio of Money Market Obligations Trust, dated September 30, 2011.
2.	Statement of Additional Information of Federated Prime Cash Obligations Fund- Institutional Shares, Capital Shares and Service Shares, a portfolio of Money Market Obligations Trust, dated September 30, 2011.
3.	Statement of Additional Information of Federated Government Obligations Fund- Institutional Shares, Capital Shares and Service Shares, a portfolio of Money Market Obligations Trust, dated September 30, 2011.
4.	Statement of Additional Information of Federated Treasury Obligations Fund- Institutional Shares, Capital Shares and Service Shares, a portfolio of Money Market Obligations Trust, dated September 30, 2011.
5.	Statement of Additional Information of Fifth Third Fund’s Class A Shares, Class B Shares, Class C Shares, Institutional Shares, Select Shares, Preferred Shares and Trust Shares (as applicable), dated November 23, 2011.
6.	Audited Financial Statements of Federated Prime Value Obligations Fund- Service Shares; Federated Prime Cash Obligations Fund- Institutional Shares, Capital Shares and Service Shares; Federated Government Obligations Fund- Institutional Shares, Capital Shares and Service Shares; and Federated Treasury Obligations Fund- Institutional Shares, Capital Shares and Service Shares, each dated July 31, 2011.
7.	Audited Financial Statements of each Fifth Third Fund’s Class A Shares, Class B Shares, Class C Shares, Institutional Shares, Select Shares, Preferred Shares and Trust Shares (as applicable) dated July 31, 2011.
8.	Unaudited Financial Statements of Federated Prime Value Obligations Fund- Service Shares; Federated Prime Cash Obligations Fund- Institutional Shares, Capital Shares and Service Shares; Federated Government Obligations Fund- Institutional Shares, Capital Shares and Service Shares; and Federated Treasury Obligations Fund- Institutional Shares, Capital Shares and Service Shares, each dated January 31, 2012.
9.	Unaudited Financial Statements of each Fifth Third Fund’s Class A Shares, Class B Shares, Class C Shares, Institutional Shares, Select Shares, Preferred Shares and Trust Shares (as applicable), dated January 31, 2012.
Pursuant to Item 14(2) of Form N-14, the pro forma financial statements required by Rule 11-01 of Regulation S-X are not prepared for the following reorganizations because, in each case, the net asset value of the company being acquired does not exceed ten percent of the acquiring fund’s net asset value, measured at May 15, 2012:
Reorganizing Fund	Surviving Fund
Fifth Third Institutional Money Market Fund	Federated Prime Cash Obligations Fund
Institutional Shares	Institutional Shares
Select Shares	Institutional Shares
Preferred Shares	Capital Shares
Trust Shares	Service Shares
Fifth Third Institutional Government Money Market Fund	Federated Government Obligations Fund
Institutional Shares	Institutional Shares
Select Shares	Institutional Shares
Preferred Shares	Capital Shares
Trust Shares	Service Shares
Fifth Third U.S. Treasury Money Market Fund	Federated Treasury Obligations Fund
Institutional Shares	Institutional Shares
Select Shares	Institutional Shares
Preferred Shares	Capital Shares
Trust Shares	Service Shares

INFORMATION INCORPORATED BY REFERENCE

The Statement of Additional Information of Fifth Third Prime Money Market Fund, Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third U.S. Treasury Money Market Fund (collectively the “Fifth Third Funds”), each a portfolio of the Fifth Third Funds (the “Fifth Third Trust”), dated November 23, 2011, is incorporated by reference to Fifth Third Trust, Post-Effective Amendment No. 75 to its Registration Statement on Form N-1A (File No. 811-05669 and 033-24848), which was filed with the Securities and Exchange Commission on or about November 23, 2011. A copy may be obtained from the Fifth Third Trust at 38 Fountain Square Plaza, Cincinnati, Ohio 45263 or by calling 1-800-282-5706.

The Statements of Additional Information of Federated Prime Value Obligations Fund- Service Shares; Federated Prime Cash Obligations Fund- Institutional Shares, Capital Shares and Service Shares; Federated Government Obligations Fund- Institutional Shares, Capital Shares and Service Shares; and Federated Treasury Obligations Fund- Institutional Shares, Capital Shares and Service Shares (collectively, the “Federated Funds’), each dated September 30, 2011 (File Nos.: 811-5950 and 33-31602), each a portfolio of Money Market Obligations Trust (the “Federated Trust”), dated September 30, 2011, is incorporated by reference to the Federated Trust’s Post-Effective Amendment No. 121 to its Registration Statement on Form N-1A (File No. 811-5950), which were filed with the Securities and Exchange Commission on or about September 28, 2011. A copy may be obtained from the Federated Trust at Federated Investors Funds 4000 Ericsson Drive, Warrendale, Pittsburgh, Pennsylvania 15086-7561 or by calling 1-800-341-7400.

The audited financial statements of the Fifth Third Funds, dated July 31, 2011, are incorporated by reference to the Annual Report to shareholders of the Fifth Third Funds which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about September 28, 2011.

The audited financial statements of Federated Prime Value Obligations Fund- Service Shares; Federated Prime Cash Obligations Fund- Institutional Shares, Capital Shares and Service Shares; Federated Government Obligations Fund- Institutional Shares, Capital Shares and Service Shares; and Federated Treasury Obligations Fund- Institutional Shares, Capital Shares and Service Shares, each dated, July 31, 2011, are incorporated by reference to the Annual Report which were filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about September 28, 2011.

The unaudited financial statements of the Fifth Third Funds, dated January 31, 2012, are incorporated by reference to the Semi-Annual Report to shareholders of the Fifth Third Funds which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about April 9, 2012.

The unaudited financial statements of the Federated Prime Value Obligations Fund- Service Shares; Federated Prime Cash Obligations Fund- Institutional Shares, Capital Shares and Service Shares; Federated Government Obligations Fund- Institutional Shares, Capital Shares and Service Shares; and Federated Treasury Obligations Fund- Institutional Shares, Capital Shares and Service Shares, each dated January 31, 2012, are incorporated by reference to the Annual Report to shareholders which were filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about March 26, 2012.

PRO FORMA FINANCIAL STATEMENTS FOR THE PERIOD ENDED JANUARY 31, 2012 (UNAUDITED)

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Fifth Third Prime Money Market Fund and Federated Prime Value Obligations Fund (individually referred to as the “Fund” or collectively as the “Funds”), for the period ended January 31, 2012. Fifth Third Prime Money Market Fund (the “Acquired Fund”) will be reorganized into Federated Prime Value Obligations Fund (the “Acquiring Fund”) as of the close of business on or about September 7, 2012. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from February 1, 2011 to January 31, 2012. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2012.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Institutional Shares, Class A Shares, Class B Shares and Class C Shares of Fifth Third Prime Money Market Fund for Service Shares of Federated Prime Value Obligations Fund. Under generally accepted accounting principles, Federated Prime Value Obligations Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

Fifth Third Prime Money Market Fund
Federated Prime Value Obligations Fund
Pro Forma Combining Portfolio of Investments
January 31, 2012 (unaudited)

		Federated				Federated
		Prime Value				Prime Value
Fifth Third	Federated	Obligations		Fifth Third	Federated	Obligations
Prime Money	Prime Value	Fund		Prime Money	Prime Value	Fund
Market	Obligations	Pro Forma		Market	Obligations	Pro Forma
Fund	Fund	Combined		Fund	Fund	Combined

Shares or Principal Amount				Value
ASSET-BACKED SECURITIES - 2.9%
Finance – Automotive - 1.2%
$0	$31,602,104	$31,602,104	Honda Auto Receivables Trust 2011-3, Class A1, 0.398%, 10/22/2012	$0	$31,602,104	$31,602,104
0	4,774,201	4,774,201	Santander Drive Auto Receivables Trust 2011-2, Class A1, 0.286%, 6/15/2012	0	4,774,201	4,774,201
0	35,605,778	35,605,778	Santander Drive Auto Receivables Trust 2011-3, Class A1, 0.372%, 9/17/2012	0	35,605,778	35,605,778
0	15,755,424	15,755,424	Santander Drive Auto Receivables Trust 2011-4, Class A1, 0.419%, 10/15/2012	0	15,755,424	15,755,424
0	10,000,000	10,000,000	Santander Drive Auto Receivables Trust 2012-1, Class A1, 0.544%, 1/15/2013	0	10,000,000	10,000,000
			TOTAL	0	97,737,507	97,737,507

Finance - Equipment - 0.2%
0	4,584,684	4,584,684	GE Equipment Transportations LLC, (Series 2011-1), Class A1, 0.294%, 7/20/2012	0	4,584,684	4,584,684
0	370,426	370,426	(1)(2) Macquarie Equipment Funding Trust 2011-A, Class A1, 0.432%, 3/20/2012	0	370,426	370,426
0	4,962,517	4,962,517	(1)(2) MMAF Equipment Finance LLC 2011-A, Class A1, 0.323%, 8/15/2012	0	4,962,517	4,962,517
			TOTAL	0	9,917,627	9,917,627

Finance - Retail - 1.5%
0	56,500,000	56,500,000	(1)(2)(3) Fosse Master Issuer PLC 2011-2, Class A1, 0.482%, 2/21/2012	0	56,500,000	56,500,000
0	5,700,000	5,700,000	(1)(2)(3) Holmes Master Issuer PLC 2011-3, Class A1, 0.415%, 2/15/2012	0	57,000,000	57,000,000
0	8,000,000	8,000,000	(1)(2)(3) Holmes Master Issuer PLC 2012-1, Class A1, 0.447%, 2/15/2012	0	8,000,000	8,000,000
			TOTAL	0	121,500,000	121,500,000
			TOTAL ASSET-BACKED SECURITIES	0	229,155,134	229,155,134

BANK NOTE - 2.4%
Finance - Banking - 2.4%
0	191,000,000	191,000,000	Bank of America N.A., 0.460%, 2/10/2012	0	191,000,000	191,000,000

CERTIFICATES OF DEPOSIT - 28.5%
Finance - Banking - 28.5%
0	75,000,000	75,000,000	Bank of America N.A., 0.550%, 3/12/2012	0	75,000,000	75,000,000
5,000,000	0	5,000,000	Bank of Montreal, 0.32%, 2/5/2012	5,000,000	0	5,000,000
0	100,000,000	100,000,000	(3) Bank of Montreal, 0.435%, 2/14/2012	0	100,000,000	100,000,000
0	100,000,000	100,000,000	(3) Bank of Montreal, 0.545%, 2/14/2012	0	100,000,000	100,000,000
10,000,000	0	10,000,000	Bank of Nova Scotia, 0.54%, 9/10/2012	10,000,000	0	10,000,000
9,500,000	0	9,500,000	Bank of Nova Scotia, 0.75%, 10/15/2012	9,496,546	0	9,496,546
0	100,000,000	100,000,000	(3) Bank of Nova Scotia, Toronto, 0.445%, 2/8/2012	0	100,000,000	100,000,000
0	305,000,000	305,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.400% - 0.450%, 2/6/2012 - 3/1/2012	0	305,000,000	305,000,000
0	144,700,000	144,700,000	Barclays Bank PLC, 0.500%, 3/2/2012	0	144,700,000	144,700,000
0	50,000,000	50,000,000	Barclays Bank PLC, 0.560%, 4/27/2012	0	50,000,000	50,000,000
0	100,000,000	100,000,000	(3) Canadian Imperial Bank of Commerce, 0.485%, 2/13/2012	0	100,000,000	100,000,000
0	70,000,000	70,000,000	Credit Suisse, Zurich, 0.380% - 0.450%, 2/10/2012 - 4/10/2012	0	70,000,000	70,000,000
0	155,000,000	155,000,000	(3) Credit Suisse, Zurich, 0.385%, 2/8/2012	0	155,000,000	155,000,000
0	50,000,000	50,000,000	Deutsche Bank AG, 0.500% , 423/2012	0	50,000,000	50,000,000
0	50,000,000	50,000,000	(3) Deutsche Bank AG, 0.729% , 2/21/2012	0	50,000,000	50,000,000
0	149,000,000	149,000,000	Mizuho Corporate Bank Ltd., 0.420% - 0.480%, 4/10/2012 - 5/2/2012	0	149,000,000	149,000,000
0	75,000,000	75,000,000	Mizuho Corporate Bank Ltd., 0.545%, 4/30/2012	0	74,899,085	74,899,085
10,000,000	0	10,000,000	National Australia Bank, Ltd., 0.38%, 3/1/2012	10,000,000	0	10,000,000
0	50,000,000	50,000,000	(3) National Australia Bank Ltd., Melbourne, 0.445%, 2/13/2012	0	50,000,000	50,000,000
0	100,000,000	100,000,000	(3) National Australia Bank Ltd., Melbourne, 0.553%, 3/15/2012	0	99,996,208	99,996,208
0	105,000,000	105,000,000	National Australia Bank Ltd., Melbourne, 0.600%, 5/18/2012	0	105,001,556	105,001,556
0	160,000,000	160,000,000	Rabobank Nederland NV, Utrecht, 0.460% - 0.580%, 4/13/2012 - 4/27/2012	0	160,000,000	160,000,000
5,000,000	0	5,000,000	(3) Royal Bank of Canada, 0.59%, 4/10/2012	5,000,404	0	5,000,404
0	50,000,000	50,000,000	(3) Royal Bank of Canada, Montreal, 0.466%, 2/13/2012	0	50,000,000	50,000,000
0	30,000,000	30,000,000	Royal Bank of Canada, Montreal, 0.570%, 10/11/2012	0	30,000,000	30,000,000
0	50,000,000	50,000,000	(3) Royal Bank of Canada, Montreal, 0.629%, 3/19/2012	0	50,000,000	50,000,000
0	100,000,000	100,000,000	Svenkska Handelsbanken, Stockholm, 0.580%, 4/20/2012	0	100,000,000	100,000,000
6,500,000	0	6,500,000	Toronto Dominion, 0.38%, 5/1/2012	6,499,999	0	6,499,999
10,000,000	0	10,000,000	Toronto Dominion, 0.27%, 7/11/2012	10,000,000	0	10,000,000
0	50,000,000	50,000,000	Toronto Dominion, 0.496%, 2/10/2012	0	50,000,000	50,000,000
10,000,000	0	10,000,000	(3) Toronto Dominion, 0.58%, 4/19/2012	10,000,000	0	10,000,000
5,000,000	0	5,000,000	Toronto Dominion, 0.54%, 2/4/2013	5,000,000	0	5,000,000
			TOTAL CERTIFICATES OF DEPOSIT	70,996,949	2,218,596,849	2,289,593,798

COLLATERALIZED LOAN AGREEMENTS - 6.4%
Finance - Banking - 6.4%
0	50,000,000	50,000,000	Barclays Capital, Inc., 0.507%, 2/3/2012	0	50,000,000	50,000,000
0	120,000,000	120,000,000	Citigroup Global Markets, Inc., 0.600% - 0.980%, 2/1/2012 - 3/9/2012	0	120,000,000	120,000,000
0	25,000,000	25,000,000	Credit Suisse Securities (USA) LLC, 0.913%, 4/24/2012	0	25,000,000	25,000,000
0	100,000,000	100,000,000	Deutsche Bank Securities, Inc., 0.507%, 2/1/2012	0	100,000,000	100,000,000
0	50,000,000	50,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.700%, 2/1/2012	0	50,000,000	50,000,000
0	45,000,000	45,000,000	Mizuho Securities USA, Inc., 0.355%, 8/1/2011	0	45,000,000	45,000,000
0	75,000,000	75,000,000	RBS Securities, Inc., 0.500%, 2/1/2012	0	75,000,000	75,000,000
0	50,000,000	50,000,000	Wells Fargo Securities, LLC, 0.487%, 4/16/2012	0	50,000,000	50,000,000
			TOTAL COLLATERALIZED LOAN AGREEMENTS	0	515,000,000	515,000,000

COMMERCIAL PAPER - 21.1% (5)
Aerospace/Auto - 0.4%
0	33,000,000	33,000,000	(1)(2) VW Credit, Inc., (GTD by Volkswagen AG), 0.410% - 0.450%, 2/2/2012 - 2/6/2012	0	32,999,188	32,999,188

Asset-Backed - 0.5%
12,000,000	0	12,000,000	(1)(2) Chariot Funding LLC, 0.22%, 3/20/2012	11,996,480	0	11,996,480
13,600,000	0	13,600,000	(1)(2) Chariot Funding LLC, 0.21%, 4/5/2012	13,594,923	0	13,594,923
5,000,000	0	5,000,000	(1)(2) Old Line Funding LLC, 0.22%, 2/8/2012	4,999,786	0	4,999,786
10,000,000	0	10,000,000	(1)(2) Old Line Funding LLC, 0.22%, 3/6/2012	9,997,922	0	9,997,922
			TOTAL	40,589,111	0	40,589,111

Consumer Non-cyclical - Food/Beverage - 0.2%
10,000,000	0	10,000,000	(1)(2) Coca-Cola Co., 0.17%, 5/14/2012	9,995,136	0	9,995,136
10,000,000	0	10,000,000	(1)(2) Coca-Cola Co., 0.38%, 7/2/2012	9,984,378	0	9,984,378
			TOTAL	19,979,514	0	19,979,514

Consumer Products - 0.4%
0	36,078,000	36,078,000	(1)(2) Diageo Capital PLC, (GTD by Diageo PLC), 0.420% - 0.450%, 3/9/2012 - 3/15/2012	0	36,062,312	36,062,312

Diversified - 0.3%
0	25,000,000	25,000,000	(1)(2) BAE Systems Holding, Inc., (GTD by BAE Systems PLC), 0.410%, 2/22/2012	0	24,994,021	24,994,021

Electric Power - 0.3%
0	20,389,000	20,389,000	Virginia Electric & Power Co., 0.430% - 0.450%, 2/7/2012 - 3/14/2012	0	20,384,057	20,384,057

Finance - Automotive - 0.3%
12,250,000	0	12,250,000	Toyota Motor Credit Corp., 0.20%, 3/15/2012	12,247,074	0	12,247,074
10,000,000	0	10,000,000	Toyota Motor Credit Corp., 0.15%, 4/13/2012	9,997,000	0	9,997,000
			TOTAL	22,244,074	0	22,244,074

Finance - Banking - 14.2%
15,000,000	150,000,000	165,000,000	(1)(2) Commonwealth Bank of Australia, 0.461% - 0.610%, 4/26/2012 - 6/7/2012	14,980,683	149,734,028	164,714,711
0	118,000,000	118,000,000	(1)(2) Grampian Funding LLC, 0.280%, 2/6/2012 - 2/8/2012	0	117,993,855	117,993,855
0	25,000,000	25,000,000	ICICI Bank Ltd., (Bank of America N.A. LOC), 0.651%, 3/13/2012	0	24,981,493	24,981,493
0	334,500,000	334,500,000	ING (U.S.) Funding LLC, 0.551% - 0.586%, 4/10/2012 - 4/17/2012	0	334,122,952	334,122,952
15,000,000	0	15,000,000	(1)(2) National Australia Funding, 0.24%, 5/1/2012	14,991,000	0	14,991,000
0	145,000,000	145,000,000	(1)(2) Northern Pines Funding LLC, 0.501% - 0.561%, 3/1/2012 - 4/24/2012	0	144,881,964	144,881,964
10,000,000	0	10,000,000	(1)(2) Standard Chartered Bank, 0.19%, 2/3/2012	9,999,895	0	9,999,895
5,000,000	0	5,000,000	State Street Corp., 0.26%, 4/3/2012	4,997,761	0	4,997,761
9,250,000	0	9,250,000	State Street Corp., 0.15%, 5/9/2012	9,244,208	0	9,244,208
0	200,000,000	200,000,000	Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.200%, 2/1/2012	0	200,000,000	200,000,000
0	100,000,000	100,000,000	Svenska Handlesbanken, Inc., (GTD by Svenska Handelsbanken, Stockholm), 0.421%, 2/16/2012	0	99,982,500	99,982,500
5,000,000	0	5,000,000	(1)(2) Toronto Dominion Holding, 0.32%, 3/26/2012	4,997,600	0	4,997,600
5,000,000	0	5,000,000	(1)(2) Westpac Banking Corp., 0.46%, 8/3/2012	4,988,500	0	4,988,500
			TOTAL	64,199,647	1,071,696,792	1,135,896,439

Finance - Commercial - 1.2%
0	100,000,000	100,000,000	General Electric Capital Corp., 0.200%, 2/21/2012	0	99,988,889	99,988,889

Finance - Retail - 2.2%
0	98,000,000	98,000,000	(1)(2) Alpine Securitization Corp., 0.451%, 2/24/2012	0	97,971,825	97,971,825
0	75,000,000	75,000,000	(1)(2) Sheffield Receivables Corp., 0.380%, 2/8/2012 - 2/16/2012	0	74,992,347	74,992,347
			TOTAL	0	172,964,172	172,964,172

Machinery/Equipment/Auto - 0.4%
0	31,000,000	31,000,000	(1)(2) Harley-Davidson Funding Corp., (Harley-Davidson, Inc. SA), 0.430% - 0.470%, 2/16/2012 - 3/8/2012	0	30,987,490	30,987,490

Media - 0.3%
0	26,000,000	26,000,000	(1)(2) NBC Universal Media, LLC, 0.410% - 0.440%, 2/3/2012 - 2/13/2012	0	25,997,120	25,997,120

Municipal - 0.1%
6,495,000	0	6,495,000	Walnut Energy Center Authority, 0.25%, 3/12/2012	6,493,196	0	6,493,196

Oil & Oil Finance - 0.2%
0	16,500,000	16,500,000	(1)(2) Devon Energy Corp., 0.390% - 0.440%, 2/2/5012 - 3/9/2012	0	16,497,485	16,497,485

University - 0.1%
5,740,000	0	5,740,000	University of Michigan, 0.14%, 3/14/2012	5,740,000	0	5,740,000
			TOTAL COMMERICAL PAPER	159,245,542	1,532,571,526	1,691,817,068

CORPORATE BONDS - 5.6%
Consumer Non-cyclical - Food/Beverage - 0.0%
3,000,000	0	3,000,000	(3) Coca-Cola Co., 0.51%, 2/15/2012	3,000,908	0	3,000,908

Consumer Non-Cyclical - Products - 0.1%
7,885,000	0	7,885,000	Procter & Gamble International Funding SCA, 1.38%, 8/1/2012	7,938,144	0	7,938,144

Finance - Banking - 2.6%
12,690,000	0	12,690,000	Bank of Nova Scotia, 2.25%, 1/22/2013	12,866,665	0	12,866,665
6,474,000	0	6,474,000	(3) Bayerische Landesbank, 0.58%, 3/20/2012	6,468,769	0	6,468,769
5,100,000	0	5,100,000	(3) Bank of New York Mellon Corp., 0.67%, 3/23/2012	5,100,599	0	5,100,599
8,000,000	0	8,000,000	Bank of New York Mellon Corp., 4.95%, 11/1/2012	8,254,972	0	8,254,972
0	150,000,000	150,000,000	(3) JPMorgan Chase Bank, N.A., 0.399%, 2/21/2013	0	150,000,000	150,000,000
7,000,000	0	7,000,000	(3) Royal Bank of Canada, 0.49%, 2/1/2012	7,000,000	0	7,000,000
12,125,000	0	12,125,000	(3) State Street Corp., 0.65%, 4/30/2012	12,127,816	0	12,127,816
3,100,000	0	3,100,000	(3) US Bank NA, Series FRN, 0.78%, 4/26/2012	3,106,192	0	3,106,192
			TOTAL	54,925,013	150,000,000	204,925,013

Finance - Brokerage - 0.3%
10,038,000	0	10,038,000	Bear Stearns Cos. LLC, 5.35%, 2/1/2012	10,038,000	0	10,038,000
13,700,000	0	13,700,000	Bear Stearns Cos. LLC, 6.95%, 8/10/2012	14,144,328	0	14,144,328
			TOTAL	24,182,328	0	24,182,328

Finance - Commercial - 2.3%
10,000,000	0	10,000,000	(3) Berkshire Hathaway, Inc. 0.62%, 2/10/2012	10,000,457	0	10,000,457
2,500,000	0	2,500,000	Berkshire Hathaway Finance Corp., 4.75%, 5/15/2012	2,530,995	0	2,530,995
2,350,000	0	2,350,000	(3) General Electric Capital Corp., 0.73%, 4/27/2012	2,351,422	0	2,351,422
4,913,000	0	4,913,000	General Electric Capital Corp., 2.80%, 1/8/2013	5,010,496	0	5,010,496
0	52,580,000	52,580,000	General Electric Capital Corp., 3.500%, 8/13/2012	0	53,339,201	53,339,201
0	2,395,000	2,395,000	General Electric Capital Corp., 4.250%, 6/15/2012	0	2,426,657	2,426,657
10,000,000	32,641,000	42,641,000	General Electric Capital Corp., 5.250%, 10/19/2012	10,310,470	33,677,649	43,988,119
7,000,000	0	7,000,000	General Electric Capital Corp., 5.45%, 1/15/2013	7,308,634	0	7,308,634
0	2,000,000	2,000,000	General Electric Capital Corp., 5.875%, 2/15/2012	0	2,004,140	2,004,140
11,500,000	44,872,000	56,372,000	General Electric Capital Corp., 6.000%, 6/15/2012	11,733,977	45,759,013	57,492,990
			TOTAL	49,246,451	137,206,660	186,453,111

Government Agency - 0.1%
1,585,000	0	1,585,000	(4) Citigroup Funding, Inc., 1.88%, 11/15/2012	1,605,647	0	1,605,647
2,000,000	0	2,000,000	(3)(4) MetLife, Inc., 0.90%, 3/29/2012	2,004,079	0	2,004,079
			TOTAL	3,609,726	0	3,609,726

Oil & Oil Finance - 0.1%
10,000,000	0	10,000,000	(3) Shell International Finance BV, 0.92%, 3/2/2012	10,014,324	0	10,014,324

Technology - 0.1%
3,750,000	0	3,750,000	IBM International Group Capital LLC, 5.05%, 10/22/2012	3,875,197	0	3,875,197
2,903,000	0	2,903,000	(3) International Business Machines Corp., 4.7%, 11/29/2012	3,003,631	0	3,003,631
			TOTAL	6,878,828	0	6,878,828
			TOTAL CORPORATE BONDS	159,795,722	287,206,660	447,002,382

MUNICIPAL BONDS - 0.7%
0	53,800,000	53,800,000	(1)(2)(3) Nuveen Michigan Premium Income Municipal Fund, Inc., Variable Rate MuniFund Term Preferred Shares, Weekly VRDPs (Series 2014), (GTD by Citibank NA, New York), 0.260%, 2/2/2012	0	53,800,000	53,800,000
			TOTAL MUNICIPAL BONDS	0	53,800,000	53,800,000

NOTES- VARIABLE - 16.0%(3)
Chemicals - 0.2%
0	12,500,000	12,500,000	Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), (GTD by Air Products & Chemicals, Inc.), 0.080%, 2/1/2012	0	12,500,000	12,500,000

Finance - Banking - 13.9%
0	30,000	30,000	Alabama State IDA, (Welborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.220%, 2/2/2012	0	30,000	30,000
140,000	0	140,000	Albany Industrial Development Agency, Living Resources Corp. Project, Series B (LOC: HSBC Holdings PLC), 0.28%, 2/1/2012	140,000	0	140,000
5,000,000	0	5,000,000	American Association of Retired Persons, Series 2001 (LOC: Bank of America), 0.12%, 2/1/2012	5,000,000	0	5,000,000
0	100,000,000	100,000,000	Australia & New Zealand Banking Group, Melbourne, 0.445%, 2/6/2012	0	100,000,000	100,000,000
0	70,000,000	70,000,000	Australia & New Zealand Banking Group, Melbourne, 0.534%, 3/7/2012	0	70,000,000	70,000,000
0	3,370,000	3,370,000	Baramax LLC, (Series 2002), (TD Bank, N.A. LOC), 0.330%, 2/1/2012	0	3,370,000	3,370,000
0	5,775,000	5,775,000	Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo NY LOC), 0.620%, 2/7/2012	0	5,775,000	5,775,000
8,960,000	0	8,960,000	BJ Financing LLC, (LOC: M&I Marshall Ilsley Bank), 0.30%, 2/2/2012	8,960,000	0	8,960,000
5,000,000	0	5,000,000	Blair County Industrial Development Authority, Altoona-Blair County Development Corp. (LOC: PNC Bank NA), 0.16%, 2/2/2012	5,000,000	0	5,000,000
0	11,520,000	11,520,000	Boldt Healthcare Properties, LLC, (Series 2008A), (BMO Harris Bank, N.A. LOC), 0.300%, 2/2/2012	0	11,520,000	11,520,000
0	5,355,000	5,355,000	Capital Markets Access Co., LC, (Series 2006K), ESC Properties, LLC, (Compass Bank, Birmingham LOC), 0.600%, 2/2/2012	0	5,355,000	5,355,000
0	6,290,000	6,290,000	Capital Markets Access Co., LC, ML Destiny Plaza, LLC, (Fifth Third Bank, Cincinnati LOC), 0.390%, 2/2/2012	0	6,290,000	6,290,000
0	303,000	303,000	Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.190%, 2/2/2012	0	303,000	303,000
103,000	0	103,000	Capital One Funding Corp., (Series 1997-D), (LOC: JPMorgan, Inc.), 0.24%, 2/2/2012	103,000	0	103,000
961,000	0	961,000	Capital One Funding Corp., (Series 2001-C), (LOC: JPMorgan, Inc.), 0.19%, 2/2/2012	961,000	0	961,000
0	12,155,000	12,155,000	CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 0.450%, 2/2/2012	0	12,155,000	12,155,000
0	10,155,000	10,155,000	Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.310%, 2/2/2012	0	10,155,000	10,155,000
0	4,095,000	4,095,000	Century Drive Associates, (Series 2001), (TD Bank, N.A. LOC), 0.270%, 2/1/2012	0	4,095,000	4,095,000
2,795,000	0	2,795,000	City of Cleveland, OH Core City Fund (LOC: PNC Bank NA), 0.16%, 2/1/2012	2,795,000	0	2,795,000
4,290,000	0	4,290,000	City of Santa Rosa, CA Pension Obligation, Series A (LOC: U.S. Bancorp), 0.13%, 2/1/2012	4,290,000	0	4,290,000
2,300,000	0	2,300,000	City of Whitewater, WI, HISCO International, Inc. Project, AMT (LOC: JPMorgan, Inc.), 0.36%, 2/1/2012	2,300,000	0	2,300,000
0	4,400,000	4,400,000	Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/7/2012	0	4,400,000	4,400,000
0	10,265,000	10,265,000	Connecticut Water Co., (Series 2004), (RBS Citizens Bank N.A. LOC), 0.450%, 2/1/2012	0	10,265,000	10,265,000
4,215,000	0	4,215,000	County of Boone Industrial Building Revenue, NKU-METS Project, (LOC: U.S. Bancorp), 0.30%, 2/2/2012	4,215,000	0	4,215,000
10,715,000	0	10,715,000	County of Butler, OH LifeSphere Project (LOC: U.S. Bancorp), 0.08%, 2/2/2012	10,715,000	0	10,715,000
9,200,000	0	9,200,000	County of Hamilton, OH Hospital Facilities Revenue, Series A (LOC: Northern Trust Corp.), 0.07%, 2/1/2012	9,200,000	0	9,200,000
5,200,000	0	5,200,000	County of Riverside, CA (LOC: State Street Corp.), 0.19%, 2/1/2012	5,200,000	0	5,200,000
0	3,840,000	3,840,000	Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/2/2012	0	3,840,000	3,840,000
1,265,000	0	1,265,000	District of Columbia, Pew Charitable Trusts, Series B (LOC: PNC Bank NA), 0.16%, 2/2/2012	1,265,000	0	1,265,000
0	5,335,000	5,335,000	DJD Investments, LLC, (Series 2004), (RBS Bank (USA) LOC), 0.200%, 2/2/2012	0	5,335,000	5,335,000
0	7,410,000	7,410,000	Downtown Renaissance, Inc., Rocky Mountain Centre Project, (Series 2004), (RBC Bank (USA) LOC), 0.800%, 2/2/2012	0	7,410,000	7,410,000
0	505,000	505,000	(1)(2) Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/3/2012	0	505,000	505,000
0	525,000	525,000	Engle Printing & Publishing, (Series 2003) (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/3/2012	0	525,000	525,000
605,000	0	605,000	First Church of God of Vancouver Washington, (LOC: U.S. Bancorp), 1.18%, 2/2/2012	605,000	0	605,000
0	48,490,000	48,490,000	Fiore Capital LLC, (Series 2005-A), (BM Harris Bank, N.A. LOC), 0.300%, 2/2/2012	0	48,490,000	48,490,000
0	10,500,000	10,500,000	Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 0.450%, 2/2/2012	0	10,500,000	10,500,000
0	1,770,000	1,770,000	Gannett Fleming, Inc., (Series 2001), (Manufacturers Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/3/2012	0	1,770,000	1,770,000
0	16,700,000	16,700,000	Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (SunTrust Bank LOC), 0.450%, 2/1/2012	0	16,700,000	16,700,000
4,700,000	0	4,700,000	Harry W. Albright JR, Series 1996 (LOC: Bank of America), 0.32%, 2/2/2012	4,700,000	0	4,700,000
10,000,000	0	10,000,000	Hartford HealthCare Corp., Series C (LOC: Bank of America), 0.26%, 2/1/2012	10,000,000	0	10,000,000
0	3,400,000	3,400,000	Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/7/2012	0	3,400,000	3,400,000
2,030,000	0	2,030,000	Indiana State Finance Authority, Hamilton Grove Project, Series B, (LOC: Bank of America), 0.33%, 2/2/2012	2,030,000	0	2,030,000
5,685,000	0	5,685,000	Illinois State Finance Authority, Franciscan Communities, Series B (LOC: Bank of America), 0.33%, 2/2/2012	5,685,000	0	5,685,000
0	141,000,000	141,000,000	JPMorgan Chase Bank, N.A., 0.311%, 2/29/2012	0	141,000,000	141,000,000
0	4,060,000	4,060,000	Lee County, FL IDA, Bonita Community Health Center (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 0.440%, 2/3/2012	0	4,060,000	4,060,000
0	15,635,000	15,635,000	Madison Hotel Investors I LLC, (Series 2005 A), (BMO Harris Bank, N.A. LOC), 0.300%, 2/2/2012	0	15,635,000	15,635,000
0	7,885,000	7,885,000	Marsh Enterprises, LLC, (Series 2003), (Fifth Third Bank, Cincinnati LOC), 0.390%, 2/2/2012	0	7,885,000	7,885,000
7,460,000	0	7,460,000	Maryland State Health & Higher Educational Facilities Authority, Adventist Healthcare, Series B, (LOC: Deutsche Bank), 0.16%, 2/2/2012	7,460,000	0	7,460,000
0	16,000,000	16,000,000	Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/7/2012	0	16,000,000	16,000,000
0	16,915,000	16,915,000	Maryland State Economic Development Corp., Human Genome Sciences (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/7/2012	0	16,915,000	16,915,000
7,500,000	0	7,500,000	Metrodev Newark LLC, (LOC: PNC Bank NA), 0.23%, 2/2/2012	7,500,000	0	7,500,000
5,000,000	0	5,000,000	Miami-Dade County Industrial Development Authority, Dolphin Stadium Project (LOC: TD Bank NA), 0.21%, 2/2/2012	5,000,000	0	5,000,000
22,000,000	0	22,000,000	Michigan State Finance Authority, School Loan (LOC: Bank of Montreal), 0.16%, 2/7/2012	21,999,827	0	21,999,827
0	3,215,000	3,215,000	Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/7/2012	0	3,215,000	3,215,000
4,240,000	0	4,240,000	Mississippi Business Finance Corp., Mississippi Baking Co. Project, AMT (LOC: Bank of America), 0.41%, 2/2/2012	4,240,000	0	4,240,000
0	3,000,000	3,000,000	Nassau County, NY IDA, Brush Hollow Project, (Series 2006-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/2/2012	0	3,000,000	3,000,000
695,000	0	695,000	New Belgium Brewing Co., Inc., Series 2000, (LOC: Wells Fargo & Co.), 0.25%, 2/2/2012	695,000	0	695,000
4,880,000	0	4,880,000	New Hampshire State Health & Education Facilities Authority, (LOC: Royal Bank of Canada), 0.18%, 2/2/2012	4,880,000	0	4,880,000
0	26,000,000	26,000,000	New York City Housing Development Corp., (Series 2008A: Beekman Tower), (RBS Citizens Bank N.A. LOC), 0.110%, 2/1/2012	0	26,000,000	26,000,000
0	6,845,000	6,845,000	New York City Housing Development Corp., (Series 2009 A2), (RBS Citizens Bank N.A. LOC), 0.200%, 2/1/2012	0	6,845,000	6,845,000
0	50,500,000	50,500,000	New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.200%, 2/1/2012	0	50,500,000	50,500,000
0	31,085,000	31,085,000	New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.200%, 2/1/2012	0	31,085,000	31,085,000
5,485,000	0	5,485,000	New York State Housing Finance Agency, Series B (LOC: Wells Fargo & Co.), 0.12%, 2/1/2012	5,485,000	0	5,485,000
5,920,000	0	5,920,000	Orthopedic Hospital of Wisconsin LLC, (LOC: M&I Bank FSB), 0.28%, 2/7/2012	5,920,000	0	5,920,000
0	15,315,000	15,315,000	PA SPE LLC, (Series 2009 A), (BMO Harris Bank, N.A. LOC), 0.300%, 2/2/2012	0	15,315,000	15,315,000
630,000	0	630,000	Pennsylvania State Economic Development Financing Authority, Delancey Corp. Project, Series C (LOC: PNC Bank NA), 0.20%, 2/2/2012	630,000	0	630,000
1,060,000	0	1,060,000	Pueblo Housing Authority, (LOC: Wells Fargo & Co.), 0.25%, 2/2/2012	1,060,000	0	1,060,000
0	19,685,000	19,685,000	Pinellas County, FL Health Facility Authority, (Series 2004), (SunTrust Bank LOC), 0.170%, 2/1/2012	0	19,685,000	19,685,000
4,000,000	0	4,000,000	Pollution Control Financing Authority, Athens Disposal Co. Project, Series A, AMT (LOC: Wells Fargo & Co.), 0.12%, 2/1/2012	4,000,000	0	4,000,000
0	85,000,000	85,000,000	Rabobank Nederland NV, Utrecht, 0.385%, 2/8/2012	0	85,000,000	85,000,000
0	40,000,000	40,000,000	Rabobank Nederland NV, Utrecht, 0.445%, 2/13/2012	0	40,000,000	40,000,000
0	4,260,000	4,260,000	River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 1.7000%, 2/2/2012	0	4,260,000	4,260,000
5,400,000	0	5,400,000	Rush Medical Foundation, (LOC: U.S. Bancorp), 0.18%, 2/3/2012	5,400,000	0	5,400,000
0	23,560,000	23,560,000	Saber Management, LLC, (RBS Citizens Bank N.A. LOC), 0.200%, 2/2/2012	0	23,560,000	23,560,000
9,625,000	0	9,625,000	Saddleback Valley Community Church (LOC: U.S. Bancorp), 0.13%, 2/2/2012	9,625,000	0	9,625,000
0	5,490,000	5,490,000	Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 0.360%, 2/2/2012	0	5,490,000	5,490,000
0	17,470,000	17,470,000	Southeastern California Conference of Seventh-Day Adventists, (Series 2008), (Bank of America N.A. LOC), 0.210%, 2/2/2012	0	17,470,000	17,470,000
0	7,795,000	7,795,000	Team Rehal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/3/2012	0	7,795,000	7,795,000
0	14,595,000	14,595,000	Texas State, Veteran's Housing Assistance Program, Fund II (Series 2004B)m 0.080%, 2/1/2012	0	14,595,000	14,595,000
0	6,870,000	6,870,000	Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank N.A. LOC), 0.200%, 2/2/2012	0	6,870,000	6,870,000
0	374,000	374,000	Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 0.360%, 2/2/2012	0	374,000	374,000
5,620,000	0	5,620,000	Washington State Housing Finance Commission, Country Club Apartments, Series A, AMT (LOC: U.S. Bancorp), 0.10%, 2/1/2012	5,620,000	0	5,620,000
0	7,895,000	7,895,000	WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 1.700%, 2/2/2012	0	7,895,000	7,895,000
0	5,590,000	5,590,000	West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/3/2012	0	5,590,000	5,590,000
0	4,675,000	4,675,000	Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust, Buffalo, NY LOC), 0.620%, 2/1/2012	0	4,675,000	4,675,000
9,430,000	0	9,430,000	World Wildlife Fund, (LOC: JPMorgan, Inc.), 0.20%, 2/2/2012	9,430,000	0	9,430,000
0	6,840,000	6,840,000	Yonkers, NY IDA, JME Associates, LLC (Series 2006), (TD Bank, N.A. LOC), 0.270%, 2/2/2012	0	6,840,000	6,840,000
0	3,000,000	3,000,000	York County, PA IDA, (Series 2003-B), (Insured by Assured Guaranty Municipal Corp.), 2.550%, 2/2/2012	0	3,000,000	3,000,000
			TOTAL	182,108,827	932,742,000	1,114,850,827

Finance - Commercial - 0.7%
16,575,000	0	16,575,000	City of Wichita, Adjustable Mode Airport Facility Revenue, AMT (LOC: FlightSafety International, Inc.), 0.07%, 2/2/2012	16,575,000	0	16,575,000
12,200,000	0	12,200,000	Lower Neches Valley Authority Industrial Development Corp., Series B, AMT (LOC: Exxon Mobil Corp.), 0.05%, 2/1/2012	12,200,000	0	12,200,000
21,700,000	0	21,700,000	Mississippi Business Finance Corp., Series G (LOC: Chevron USA, Inc.), 0.040%, 2/1/2012	21,700,000	0	21,700,000
9,025,000	0	9,025,000	Port of Port Authur Navigation District, Fina Oil and Chemical co. Project (LOC: Total SA), 0.20%, 2/1/2012	9,025,000	0	9,025,000
			TOTAL	59,500,000	0	59,500,000

Finance - Retail - 0.5%
0	43,000,000	43,000,000	AFS Insurance Premium Receivables Trust, (Series 1194-A), 0.840%, 2/15/2012	0	43,000,000	43,000,000

Government Agency - 0.7%
0	15,700,000	15,700,000	Aquarium Parking Deck, LLC, (Series 2005), (FHLB of Atlanta LOC), 0.160%, 2/1/2012	0	15,700,000	15,700,000
0	8,565,000	8,565,000	Frogtown LLC, (Series 2004), (FHLB of Cincinnati LOC), 0.450%, 2/2/2012	0	8,565,000	8,565,000
2,735,000	0	2,735,000	Housing & Finance Authority, Single Family Mortgage Bonds, Class I-B1 (LOC: FNMA/FHLMC), 0.12%, 2/1/2012	2,735,000	0	2,735,000
2,310,000	0	2,310,000	Housing & Finance Authority, Single Family Mortgage Bonds, Class A-1 (LOC: FNMA/FHLMC), 0.25%, 2/1/2012	2,310,000	0	2,310,000
0	13,000,000	13,000,000	Mississippi Business Finance Corp., (Series 2008), (FHLB of Atlanta LOC), 0.090%, 2/2/2012	0	13,000,000	13,000,000
2,300,000	0	2,300,000	Statewide Communities Development Authority, Broadway Studios, (LOC: FHLB), 0.27%, 2/2/2012	2,300,000	0	2,300,000
1,140,000	0	1,140,000	Statewide Communities Development Authority, Park David Senior Apartments Project, Series D-T, (LOC: FNMA), 0.31%, 2/2/2012	1,140,000	0	1,140,000
7,695,000	0	7,695,000	Texas State Veterans Housing Assistance Program, Series A, GO, AMT (LOC: Texas GO with State Street Liquidity Facility), 0.07%, 2/1/2012	7,695,000	0	7,695,000
3,180,000	0	3,180,000	Washington State Housing Finance Commission, Monticello Park Project, Series B (LOC: GNMA), 0.17%, 2/2/2012	3,180,000	0	3,180,000
			TOTAL	19,360,000	37,265,000	56,625,000
			TOTAL NOTES - VARIABLE	260,968,827	1,025,507,000	1,286,475,827

VARIABLE MEDIUM TERM NOTES - 2.5% (3)
Finance - Banking - 2.5%
0	50,000,000	50,000,000	(3) Rabobank Nederland NV, Utrecht, 0.421%, 2/29/2012	0	50,004,049	50,004,049
0	150,000,000	150,000,000	(1)(2)(3) Svenska Handelsbanken, Stockholm, 0.516%, 2/17/2012	0	150,000,000	150,000,000
			TOTAL VARIABLE MEDIUM TERM NOTES	0	200,004,049	200,004,049

U.S. GOVERNMENT AGENCIES - 0.6%
10,000,000	0	10,000,000	(3) Federal Farm Credit Bank, 0.23%, 2/1/2012	9,998,555	0	9,998,555
5,000,000	0	5,000,000	Federal Home Loan Bank, 0.33%, 7/16/2012	5,001,048	0	5,001,048
10,011,000	0	10,011,000	(1)(2) Straight-A-Funding LLC, 0.16%, 3/7/2012	10,009,443	0	10,009,443
15,000,000	0	15,000,000	(1)(2) Straight-A-Funding LLC, 0.19%, 4/4/2012	14,995,012	0	14,995,012
7,504,000	0	7,504,000	(1)(2) Straight-A-Funding LLC, 0.19%, 4/5/2012	7,501,465	0	7,501,465
			TOTAL U.S. GOVERNMENT AGENCIES	47,505,523	0	47,505,523

MUTUAL FUNDS - 0.4%
33,533,763	0	33,533,763	AIM STIT Liquid Assets Portfolio, Institutional Shares	33,533,763	0	33,533,763
3,298,146	0	3,298,146	Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares	3,298,146	0	3,298,146
			TOTAL MUTUAL FUNDS	36,831,909	0	36,831,909

REPURCHASE AGREEMENTS - 12.9%
0	1,812,000	1,812,000	Interest in $3,025,000,000 joint repurchase agreement 0.22%, dated 1/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,025,018,486 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $3,115,769,042.	0	1,812,000	1,812,000
50,000,000	0	50,000,000	Repurchase agreement 0.21%, dated 1/31/2012 under which BMO Nesbitt Burns will repurchase a security provided as collateral for $50,000,292 on 2/1/2012. The security provided as collateral at the end of the period was U.S. Treasury security with a maturity of 2/15/2026 and the market value of the underlying security was $51,000,101.	50,000,000	0	50,000,000
15,000,000	0	15,000,000	Repurchase agreement 0.22%, dated 1/31/2012 under which Deutsche Bank will repurchase securities provided as collateral for $15,000,092 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. government securities with maturities to 11/16/2016 and the market value of the underlying securities was $15,300,815.	15,000,000	0	15,000,000
10,000,000	0	10,000,000	Repurchase agreement 0.20%, dated 1/31/2012 under which Goldman Sachs will repurchase a security provided as collateral for $10,000,056 on 2/1/2012. The security provided as collateral at the end of the period was a U.S. Treasury security with a maturity of 4/15/2012 and the market value of the underlying security was $10,200,037.	10,000,000	0	10,000,000
0	550,000,000	550,000,000	Interest in $1,150,000,000 joint repurchase agreement 0.24%, dated 1/31/2012 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,150,007,667 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/25/2041 and the market value of those underlying securities was $1,175,204,186.	0	550,000,000	550,000,000
0	350,000,000	350,000,000	Interest in $1,700,000,000 joint repurchase agreement 0.21%, dated 1/31/2012 under which Societe Generale, New York will repurchase securities provided as collateral for $1,700,009,917 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of the underlying securities was $1,734,010,156.	0	350,000,000	350,000,000
25,000,000	0	25,000,000	Repurchase agreement 0.18%, dated 1/31/2012 under which Toronto Dominion will repurchase a security provided as collateral for $25,000,125 on 2/1/2012. The security provided as collateral at the end of the period was a U.S. Treasury securities with a maturity of 2/15/2040 and the market value of the underlying security was $25,500,024.	25,000,000	0	25,000,000
30,861,000	0	30,861,000	Repurchase agreement 0.22%, dated 1/31/2012 under which UBS Investment Bank will repurchase a security provided as collateral for $30,861,189 on 2/1/2012. The security provided as collateral at the end of the period was a U.S. Treasury security with a maturity of 2/15/2041 and the market value of the underlying security was $31,478,338.	30,861,000	0	30,861,000
			TOTAL REPURCHASE AGREEMENTS	130,861,000	901,812,000	1,032,673,000
			TOTAL INVESTMENTS (AT AMORTIZED COST- 100.0%)(6)	866,205,472	7,154,653,218	8,020,858,690
			Other Assets and Liabilities - (0.0)% (7)(8)	(2,976,871)	2,636,102	(340,769)
			Total Net Assets - 100%	$ 863,228,601	$7,157,289,320	$8,020,517,921

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

(1) Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $1,227,281,801, which represented 15.3% of total net assets of the Pro Forma Combined.

(2) Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under the criteria established by the Fund's Board of Trustees. At January 31, 2012, these liquid restricted securities amounted to $1,227,281,801, which represented 15.3% of total net assets of the Pro Forma Combined.

(3) Denotes a variable rate security with current rate and next reset date shown.

(4) FDIC guaranteed through Treasury Liquidity Guarantee Program.

(5) Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

(6) Also represents cost for federal tax purposes.

(7) Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

(8) Includes an adjustment of ($63,821) for the Pro Forma Combined for prepaid expenses which will not transfer as a result of the reorganization, and an adjustment of $844,666 to reflect a capital contribution necessary to facilitate the transfer of Fifth Third Prime Money Market Fund's shares at the net asset value of Federated Prime Value Obligations Fund's Service Shares.

Various inputs are used in determining the value of each funds' investments. These inputs are summarized in the three broad levels listed below:

	Level 1 - quoted prices in active markets for identical securities
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
	Level 3 - significant unobservable inputs (including each fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2012, in valuing each fund's assets carried at fair value:

Fund				Valuation Inputs
				Level 1	Level 2	Level 3	Total
Fifth Third Prime Money Market Fund
Debt Securities:
Asset-Backed Securities				$0	$0	$0	$0
Bank Note				0	0	0	0
Certificates of Deposit				0	70,996,949	0	70,996,949
Collateralized Loan Agreements				0	0	0	0
Commercial Paper				0	159,245,542	0	159,245,542
Corporate Bonds				0	159,795,722	0	159,795,722
Municipal Bonds				0	0	0	0
Notes - Variable				0	260,968,827	0	260,968,827
Variable Medium Term Notes				0	0	0	0
U.S. Government Agencies				0	47,505,523	0	47,505,523
Mutual Funds				36,831,909	0	0	36,831,909
Repurchase Agreements				0	130,861,000	0	130,861,000
TOTAL SECURITIES				$36,831,909	$ 829,373,563	$0	$ 866,205,472

Federated Prime Value Obligations Fund
Debt Securities:
Asset-Backed Securities				$0	$229,155,134	$0	$229,155,134
Bank Note				0	191,000,000	0	191,000,000
Certificates of Deposit				0	2,218,596,849	0	2,218,596,849
Collateralized Loan Agreements				0	515,000,000	0	515,000,000
Commercial Paper				0	1,532,571,526	0	1,532,571,526
Corporate Bonds				0	287,206,660	0	287,206,660
Municipal Bonds				0	53,800,000	0	53,800,000
Notes - Variable				0	1,025,507,000	0	1,025,507,000
Variable Medium Term Notes				0	200,004,049	0	200,004,049
U.S. Government Agencies				0	0	0	0
Mutual Funds				0	0	0	0
Repurchase Agreements				0	901,812,000	0	901,812,000
TOTAL SECURITIES				$0	$7,154,653,218	$0	$7,154,653,218

Federated Prime Value Obligations Fund Pro Forma Combined
Debt Securities:
Asset-Backed Securities				$0	$229,155,134	$0	$ 229,155,134
Bank Note				0	191,000,000	0	191,000,000
Certificates of Deposit				0	2,289,593,798	0	2,289,593,798
Collateralized Loan Agreements				0	515,000,000	0	515,000,000
Commercial Paper				0	1,691,817,068	0	1,691,817,068
Corporate Bonds				0	447,002,382	0	447,002,382
Municipal Bonds				0	53,800,000	0	53,800,000
Notes - Variable				0	1,286,475,827	0	1,286,475,827
Variable Medium Term Notes				0	200,004,049	0	200,004,049
U.S. Government Agencies				0	47,505,523	0	47,505,523
Mutual Funds				36,831,909	0	0	36,831,909
Repurchase Agreements				0	1,032,673,000	0	1,032,673,000
TOTAL SECURITIES				$36,831,909	$7,984,026,781	$0	$8,020,858,690

The following acronyms are used throughout these portfolios:

AMT	- Alternative Minimum Tax
CP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	-Federal National Mortgage Association
GO	- General Obligation
GTD	- Guaranteed
HEFA	- Health and Education Facilities Authority
IDA	- Industrial Development Authority
LOC	- Letter of Credit
VRDPs	- Variable Rate Demand Preferreds

Fifth Third Prime Money Market Fund
Federated Prime Value Obligations Fund
Pro Forma Combining Statements of Assets & Liabilities
January 31, 2012 (unaudited)

					Federated
					Prime Value
	Fifth Third	Federated			Obligations
	Prime	Prime Value			Fund
	Money Market	Obligations	Pro Forma		Proforma
	Fund	Fund	Adjustment		Combined
Assets:
Investments in securities, at value	$735,344,472	$6,252,841,218	$0		$6,988,185,690
Repurchase agreements, at value	130,861,000	901,812,000	-		1,032,673,000
Total Investments	$866,205,472	$7,154,653,218	-		8,020,858,690
Cash	7,512,820	349,214	-		7,862,034
Income receivable	1,389,085	4,167,108	0		5,556,193
Receivable for investments sold	0	0	0		0
Receivable for shares sold	70,150	97,657	0		167,807
Receivable from Advisor and affiliates	750,809	0	844,666	(a)	1,595,475
Prepaid expenses	63,821	0	(63,821)	(b)	0
Total assets	875,992,157	7,159,267,197	780,845		8,036,140,199
Liabilities:
Payable for shares redeemed	76,399	1,109,342	0		1,185,741
Payable for investments purchased	12,519,131	0	0		12,519,131
Income distribution payable	3,890	467,129	0		471,019
Payable for Directors'/Trustees' fees	0	13,579	0		13,579
Payable for distribution and administrative servicing fee	888,790	0	0		888,790
Payable for shareholder services fees	0	213,648	0		213,648
Accrued expenses	56,191	174,179	0		230,370
Total liabilities	13,544,401	1,977,877	0		15,522,278
Net Assets	$862,447,756	$7,157,289,320	$780,845		$8,020,517,921
Net Assets Consists of:
Paid-in capital	$863,046,678	$7,157,295,720	$181,923	(a)(b)	$8,020,524,321
Accumulated net realized loss on investments	(600,930)	(5,561)	600,930	(a)	(5,561)
Undistributed (distributions in excess of) net investment income	2,008	(839)	(2,008)	(c)	(839)
Total Net Assets	$862,447,756	$7,157,289,320	$780,845		$8,020,517,921

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net Assets	$497,609,825	$5,676,895,402	($497,609,825)	(d)	$5,676,895,402
Shares Outstanding	498,057,923	5,676,529,973	(498,057,923)	(d)	5,676,529,973
Shares Authorized	unlimited	unlimited			Unlimited
Net Asset Value, Offering Price and Redemption Proceeds Per Share	$1.00	$1.00			$1.00

Service Shares:
Net Assets	$ -	$1,009,608,094	$863,228,601	(a)(b)(d)	$1,872,836,695
Shares Outstanding	0	1,009,904,335	863,228,601	(d)	1,873,132,936
Shares Authorized		unlimited			unlimited
Net Asset Value, Offering Price and Redemption Proceeds Per Share		$1.00			$1.00

Capital Shares:
Net Assets	$ -	$ 470,785,824			$470,785,824
Shares Outstanding	0	470,861,412			470,861,412
Shares Authorized		unlimited			unlimited
Net Asset Value, Offering Price and Redemption Proceeds Per Share		$1.00			$1.00

Class A Shares:
Net Assets	$ 364,452,968	$ -	$(364,452,968)	(d)	$0
Shares Outstanding	364,785,363	0	(364,785,363)	(d)	0
Shares Authorized	unlimited
Net Asset Value, Offering Price and Redemption Proceeds Per Share	$1.00

Class B Shares:
Net Assets	$ 295,077	$ -	$ (295,077)	(d)	$0
Shares Outstanding	295,348	0	(295,348)	(d)	0
Shares Authorized	unlimited				0
Net Asset Value, Offering Price and Redemption Proceeds Per Share	$1.00

Class C Shares:
Net Assets	$ 89,886	$ -	$ (89,886)	(d)	$0
Shares Outstanding	89,967	0	(89,967)	(d)	0
Shares Authorized	unlimited	0			0
Net Asset Value, Offering Price and Redemption Proceeds Per Share	$1.00
Investments, at identified cost	$866,205,472	$7,154,653,218	$0		$8,020,858,690

(a) Adjustment to reflect a capital contribution necessary to facilitate the transfer of Fifth Third Prime Money Market Fund's shares at the net asset value of
Federated Prime Value Obligations Fund's Service Shares.

(b) Adjustment for prepaid expenses which will not transfer as a result of the reorganization.

(c) Adjustment to reflect distribution of income.

(d) Adjustment to reflect share balance as a result of the combination.

Fifth Third Prime Money Market Fund
Federated Prime Value Obligations Fund
Pro Forma Combining Statements of Operations
For the year ended January 31, 2012 (unaudited)

					Federated
	Fifth Third				Prime Value
	Prime	Federated			Obligations
	Money	Prime Value			Fund
	Market	Obligations	Pro Forma		Proforma
	Fund	Fund	Adjustment		Combined
Investment Income:
Dividends	$22,809	$0	$0		$22,809
Interest	2,220,818	30,650,414	0		32,871,232
Total Investment Income:	2,243,627	30,650,414	0		32,894,041
Expenses:
Investment adviser fee	3,455,649	16,214,343	(1,727,824)	(a)	17,942,168
Administrative fee	1,507,842	6,330,450	(831,876)	(b)	7,006,416
Custodian fees	29,232	434,678	(9,928)	(c)	453,982
Transfer and dividend disbursing agent fees and expenses	77,717	86,329	(65,364)	(d)	98,682
Directors'/Trustees' fees	57,643	59,426	(57,643)	(e)	59,426
Professional fees	41,641	0	(41,641)	(f)	0
Auditing fees	0	20,662	0		20,662
Legal fees	0	8,180	791	(g)	8,971
Portfolio accounting fees	218,914	186,201	(171,867)	(h)	233,248
Distribution fees	932,470	0	(932,470)	(i)	0
Shareholder services fee	0	2,732,602	1,923,836	(j)	4,656,438
Account administration fee	0	289,128	225,481	(k)	514,609
Administrative servicing fees	300	0	(300)	(l)	0
Share registration costs	40,900	99,681	(40,900)	(m)	99,681
Printing and postage	67,717	16,797	(54,637)	(n)	29,877
Insurance premiums	0	16,195	0		16,195
Miscellaneous	72,842	47,385	(72,842)	(o)	47,385
Total Expenses	6,502,867	26,542,057	(1,857,184)		31,187,740
Waivers and Reduction--
Waiver and/or reimbursement from Advisor and/or affiliates	(3,496,623)	0	3,496,623	(p)	0
Waiver of investment adviser fee	0	(6,747,839)	(709,066)	(q)	(7,456,905)
Waiver of administrative fee	0	(160,892)	(17,145)	(r)	(178,037)
Waiver of distribution fees	(850,088)	0	850,088	(s)	0
Waiver of shareholder services fee	0	(694,687)	(614,593)	(t)	(1,309,280)
Reimbursement of shareholder services fee	0	(149,143)	(131,948)	(u)	(281,091)
Total Waivers and Reimbursements	(4,346,711)	(7,752,561)	2,873,959		(9,225,313)
Net Expenses	2,156,156	18,789,496	1,016,775		21,962,427
Net investment income	$87,471	$11,860,918	($1,016,775)		$10,931,614
Realized Gain on Investments:
Net realized gain on investments	21,852	43,137	0		64,989
Change in net assets resulting from operations	$109,323	$11,904,055	($1,016,775)		$10,996,603

(See Notes to Pro Forma Financial Statements)

Fifth Third Prime Money Market Fund

Federated Prime Value Obligations Fund

Notes to Pro Forma Financial Statements

For the Year Ended January 31, 2012 (unaudited)

Note 1. Description of the Funds

Fifth Third Prime Money Market Fund is a portfolio of Fifth Third Funds, which is registered under the Investment Company Act of 1940, as amended (the “Act”) as an open-end diversified management investment company. Federated Prime Value Obligations Fund, a series of Money Market Obligations Trust, is registered under the Act, as an open-end management investment company. Fifth Third Prime Money Market Fund consists of four classes of shares: Institutional Shares, Class A Shares, Class B Shares and Class C Shares. Federated Prime Value Obligations Fund consists of three classes of shares: Institutional Shares, Service Shares and Capital Shares.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Fifth Third Prime Money Market Fund and Federated Prime Value Obligations Fund (individually referred to as the “Fund”, or collectively as the “Funds”), for the period from February 1, 2011 to January 31, 2012. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2012.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of Fifth Third Prime Money Market Fund and Federated Prime Value Obligations Fund, which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Institutional Shares, Class A Shares, Class B Shares and Class C Shares of Fifth Third Prime Money Market Fund for Service Shares of Federated Prime Value Obligations Fund. Under generally accepted accounting principles, Federated Prime Value Obligations Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended January 31, 2012, Fifth Third Prime Money Market Fund and Federated Prime Value Obligations Fund paid investment advisory fees computed at the annual rate of 0.40% and 0.20%, respectively, as a percentage of average daily net assets.

The investment advisers of Fifth Third Funds and Money Market Obligations Trust or their affiliates will pay the direct expenses and all the indirect expenses of the Reorganization.

Note 3. Portfolio Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Note 4. Shares of Beneficial Interest

The Pro Forma Service Shares net asset value per share assumes the issuance of 863,228,601 Service Shares of Federated Prime Value Obligations Fund in exchange for 498,057,923 Institutional Shares, 364,785,363 Class A Shares, 295,348 Class B Shares and 89,967 Class C Shares of Fifth Third Prime Money Market Fund, which would have been outstanding at January 31, 2012 in connection with the proposed reorganization, assuming the two Funds had been combined as of such date.

Note 5. Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Federated Prime Value Obligations Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

Note 6. Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenue reported in the financial statements. Actual results could differ from those estimated.

Note 7. Pro Forma Adjustments

(a)	Fifth Third Asset Management, Inc. is the investment adviser for Fifth Third Prime Money Market Fund. Federated Investment Management Company is the investment adviser for Federated Prime Value Obligations Fund. The advisory agreement between Fifth Third Prime Money Market Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. The advisory agreement between Federated Prime Value Obligations Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. An adjustment to the combined investment adviser fee reflects the fee structure of Federated Prime Value Obligations Fund based on the combined assets of Federated Prime Value Obligations Fund Pro Forma Combined.

(b)	Federated Administrative Services (FAS), under the Administrative Services Agreement, provides each Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds. The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. An adjustment to the combined administrative personnel and services fee reflects the fee structure of Federated Prime Value Obligations Fund Pro Forma Combined.

(c)	Adjustment to reflect custodian fees based upon the current expense structure for Federated Prime Value Obligations Fund Pro Forma Combined.

(d)	Adjustment to reflect transfer and dividend disbursing agent fees and expenses based upon the current expense structure for Federated Prime Value Obligations Fund Pro Forma Combined.

(e)	Adjustment to reflect Directors/Trustees fees based upon the current expense structure for Federated Prime Value Obligations Fund Pro Forma Combined.

(f)	Adjustment to reflect removal of professional fees since the combined expenses in this category for Fifth Third Prime Money Market Fund are disclosed separately for Federated Prime Value Obligations Fund Pro Forma Combined.

(g)	Adjustment to reflect legal fees based upon the current expense structure for Federated Prime Value Obligations Fund Pro Forma Combined.

(h)	Adjustment to reflect portfolio accounting fees based upon the current expense structure for Federated Prime Value Obligations Fund Pro Forma Combined.

(i)	Adjustment to reflect removal of distribution fees for Fifth Third Prime Money Market Fund from Federated Prime Value Obligations Fund Pro Forma Combined since Service Shares of Federated Prime Value Obligations Fund do not currently incur a distribution fee.

(j)	Federated Prime Value Obligations Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Adjustment is to reflect expense structure of Federated Prime Value Obligations Fund on average daily net assets of the Federated Prime Value Obligations Fund Pro Forma Combined Fund.

(k)	Adjustment to reflect account administration fee based upon the current expense structure for Federated Prime Value Obligations Fund Pro Forma Combined.

(l)	Adjustment to reflect removal of administrative servicing fees for Fifth Third Prime Money Market Fund from Federated Prime Value Obligations Fund Pro Forma Combined since Service Shares of Federated Prime Value Obligations Fund do not currently incur administrative servicing fees.

(m)	Adjustment to reflect share registration costs based upon the current expense structure for Federated Prime Value Obligations Fund Pro Forma Combined.

(n)	Adjustment to reflect printing and postage costs based upon the current expense structure for Federated Prime Value Obligations Fund Pro Forma Combined.

(o)	Adjustment to reflect miscellaneous expenses based upon the current expense structure for Federated Prime Value Obligations Fund Pro Forma Combined.

(p)	Adjustment to remove the waiver and /or reimbursement from Advisor and/or affiliates for Fifth Third Prime Money Market Fund since Federated Prime Value Obligations Fund separates these amounts.

(q)	Adjustment to reflect the voluntary waiver of investment advisory fees on the average daily net assets of Federated Prime Value Obligations Fund Pro Forma Combined. The adviser of Federated Prime Value Obligations Fund and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund’s Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.45% up to but not including the later of (the “Termination Date”); (a) October 1, 2012; or (b) the date of the Fund’s next effective Prospectus. While the adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or increased prior to the Termination Date with the agreement of the Fund’s Trustees.

(r)	Adjustment to reflect the voluntary waiver of administrative personnel and services fee on the average daily net assets of Federated Prime Value Obligations Fund Pro Forma Combined.

(s)	Adjustment to remove the waiver of distribution fees for Fifth Third Prime Money Market Fund since Federated Prime Value Obligations Fund does not currently incur a distribution fee.

(t)	Adjustment to reflect the voluntary waiver of shareholder services fee on the average daily net assets of Federated Prime Value Obligations Fund Pro Forma Combined.

(u)	Adjustment to reflect the voluntary reimbursement of shareholder services fee on the average daily net assets of Federated Prime Value Obligations Fund Pro Forma Combined.

Part C. Other Information

Item 15. Indemnification

Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii)  by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16. Exhibits

1.1	Conformed copy of Amended and Restated Declaration of Trust of Registrant Restatement and Amendment Nos. 1-18	(35)
1.2	Amendment No. 19	(42)
1.3	Amendment No. 20	(43)
1.4	Amendment No. 21	(50)
1.5	Amendment No. 22	(55)
1.6	Amendment No. 23	(57)
1.7	Amendment No. 24	(58)
1.8	Amendment Nos. 25 and 26	(59)
1.9	Amendment Nos. 27 and 28	(62)
1.10	Amendment Nos. 29, 31, 32 and 33 (Amendment No. 30 was skipped and not used)	(76)
1.11	Amendment No. 34	(78)
1.12	Amendment No. 35	(79)
1.13	Amendment No. 36	(81)
1.14	Amendment No. 37	(83)

2.1	Copy of Amended and Restated By-Laws and Amendment Nos. 1-4	(35)
2.2	Amendment No. 5	(42)
2.3	Amendment No. 6	(46)
2.4	Amendment No. 7	(52)
2.5	Amendment No. 8	(59)
2.6	Amendment No. 9	(60)
2.7	Amendment No. 10	(65)

3	Not applicable

4	Form of Plan of Reorganization	+

5	Not applicable

6.1	Conformed Copy of Investment Advisory Contract between Federated Management and MMOT including Exhibits A-PP	(35)
6.2	Conformed copy of Amendment to the Investment Advisory Contract	(38)
6.3	Exhibit QQ	(44)
6.4	Exhibits RR-TT	(56)
6.5	Amendment #1 to Exhibit H	(58)
6.6	Amendment #1 to Exhibits T, U, V, AA, BB, CC, EE, GG, HH, JJ	(62)
6.7	Amendment #1 to Exhibit OO	(65)
6.8	Conformed copy of Investment Advisory Contract dtd. 7/31/2008 between Passport Research LTD and MMOT, including Exhibit A (TFIT)	(71)
6.9	Conformed copy of Investment Advisory Contract dtd. 3/1/1995 between FAS and MMOT	(82)

7.1	Conformed Copy of Distributor’s Contract and Exhibits A-R	(35)
7.2	Exhibit S-W	(54)
7.3	Conformed copy of Amendment to the Distributor’s Contract	(38)
7.4	Conformed copy of Distributor’s Contract (Liberty U.S. Government Money Market Trust – Class B Shares)	(23)
7.5	The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/ Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269).
7.6	Conformed copy of Amendment to the Distributor’s Contract	(46)
7.7	Exhibits X-Y	(57)
7.8	Exhibit U	(58)
7.9	Exhibit Z	(62)
7.10	Exhibit AA and Exhibit K	(63)
7.11	Conformed copy of Schedule A to the Distributor’s Contract for Class B Shares	(78)

8	Not applicable

9.1	Conformed copy of Custodian Agreement	(8)
9.2	Conformed copy of Custodian Fee Schedule	(17)
9.3	Conformed copy of the Custody Agreement (Federated Capital Reserves Fund, Federated Government Reserves Fund and Federated Municipal Trust)and Conformed Copy of Custodian Contract between the Registrant and State Street Bank and Trust Company and Federated Services Company	(62)
9.4	Conformed copy of the Custody Agreement and Fund Accounting Agreement between Federated Capital Reserves Fund, Federated Government Reserves Fund, Federated Municipal Trust and the Bank of New York	(63)
9.5	Conformed copy of the Amendments to the Custodian Contract and Fund Accounting Agreement between The Bank of New York and Federated Capital Reserves Fund, Federated Government Reserves Fund, Federated Municipal Trust, Government Obligations Tax-Managed Fund, U.S. Treasury Cash Reserves and Automated Government Cash Reserves	(65)
9.6	Conformed copy of Second Amendment to the Custody Agreement between the Funds listed and The Bank of New York;	(69)
9.7	Conformed copy of the Fourth Amendment to the Custody Agreement of the Registrant dated October 23, 2009	(75)
9.8	Conformed copy of the Custodian Contract between Federated Investment Companies and State Street Bank and Trust Company and Federated Services Company dated December 1, 1993	(76)
9.9	Conformed copy of Exhibit 1 to the Custodian Contract between Federated Investment Companies and State Street Bank and Trust Company and Federated Services Company dated December 1, 1993 and revised as of 6/30/10	(78)
9.10	Conformed Copy of Custody Agreement dtd. June 7, 2005, between funds listed on Schedule 1 and The Bank of New York.	(82)

10.1	Conformed copy of Distribution Plan and Exhibits A-R	(35)
10.2	Exhibits S-W	(54)
10.3	Conformed copy of Distributor’s Contract	(38)
10.4	Conformed copy of Distributor’s Contract (Liberty U.S. Government Money Market Trust-Class B Shares)	(23)
10.5	The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/ Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269).
10.6	Conformed copy of Amendment to the Distributor’s Contract	(46)
10.7	Exhibits X-Y	(57)
10.8	Exhibit U	(58)
10.9	Exhibit Z	(62)
10.10	Exhibit AA and Exhibit K	(63)
10.11	Conformed copy of Schedule A to the Distributor’s Contract for Class B Shares	(78)

11	Form of Opinion and Consent of Counsel Regarding the legality of Shares being issued.	+

12.1	Form of Opinion regarding tax consequences of Reorganization (to be filed by amendment)

13.1	Conformed copy of Principal Shareholder Services Agreement (Liberty U.S. Government Money Market Trust – Class B Shares)	(23)
13.2	Conformed copy of Shareholder Services Agreement (Liberty U.S Government Money Market Trust – Class B Shares)	(23)
13.3	The responses described in Item 23(e)(iv) are hereby incorporated reference.
13.4	The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 Revised 6/30/04, from Item 23(h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843).
13.5	The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 3/1/06, from Item (h)(viii) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309)
13.6	The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7155).
13.7	The Registrant hereby incorporates the conformed copy of the Transfer Agency and Service Agreement between the Federated Funds listed on Schedule A revised 3/1/06 and State Street Bank and Trust Company from Item 23(h)(ix)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309).
13.8	The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005 form Item 23 (h)(ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and (811-5843);
13.9	The Registrant hereby incorporates the Copy of Schedule 1, revised 9/1/05, to the Second Amended and Restated Services Agreement, from Item h(ix) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193)
13.10	The Registrant hereby incorporates the Copy of Exhibit A, revised 9/1/05, to the Financial Administration and Accounting Services Agreement, from Item h(x) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193).
13.11	The Registrant hereby incorporates the Copy of Exhibit A, revised 6/1/05, to the Transfer Agency and Services Agreement between the Federated Funds and State Street Bank and Trust Company, from Item h(xi) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193).
13.12	Conformed copy of Agreement for Administrative Services between Registrant and Federated Administrative Services;	(62)
13.13	Conformed copy of Agreement for Administrative Services, with Exhibit 1 and Amendments 1 through 4 attached, between Registrant and Federated Administrative Services	(65)
13.14	Conformed copy of Financial Administration and Accounting Services Agreement between all listed Federated Funds and State Street Bank and Trust Company	(74)
13.15	Conformed copy of the Third Amendment to the Fund Accounting Agreement of the Registrant dated October 23, 2009	(75)
13.16	Conformed copy of the Transfer Agency and Service Agreement between State Street Bank and Trust Company and the Federated funds listed on Schedule A revised as of January 1, 2010.	(76)
13.17	Copy of Exhibit A to the Financial Administration and Accounting Services Agreement (revised as of 1/1/2010)	(76)
13.18	Conformed copy of the Second Amended & Restated Services Agreement dated 12/1/2001	(76)
13.19	Copy of Exhibit 1 to the Agreement for Administrative Services revised as of 4/30/2010	(76)
13.20	Conformed copy of Schedule A to the Shareholder Services Agreement for Class B Shares	(78)
13.21	Conformed copy of Schedule A to the Principal Shareholder Services Agreement for Class B Shares	(78)
13.22	Copy of Exhibit A to the Financial Administration and Accounting Services Agreement revised as of 9/1/2010	(78)
13.23	Conformed copy of Exhibit 1 to the Agreement for Administrative Services, between Registrant and Federated Administrative Services revised as of 9/1/2010	(78)
13.24	Conformed copy of Schedule 1 to the Second Amended and Restated Services Agreement revised as of 9/1/2010	(78)
13.25	Conformed copy of Exhibit 1 to the Agreement for Administrative Services, between Registrant and Federated Administrative Services revised as of 1/1/2011	(79)
13.26	Conformed copy of Financial Administration and Accounting Services Agreement dtd. March 1, 2011 between funds listed on Exhibit A and State Street Bank and Trust Company	(82)
13.27	Conformed copy of Fund Accounting Agreement dtd. March 1, 2011 between funds listed on Schedule I and The Bank of New York Mellon	(82)
13.28	Conformed copy of Agreement for Transfer Agency Services dtd. November 1, 1998 between TFIT and Edward Jones	(82)

14.1	Conformed copy of Consent of Fifth Third Funds’ Independent Registered Public Accounting Firm	+
14.2	Conformed copy of Consent of Registrant’s Independent Registered Public Accounting Firm	+

15	Not Applicable

16.1	Conformed copy of Certification of Resolutions adopted by Board of Directors	+
16.2	Conformed copy of Power of Attorney of the Registrant	+

17.1	Form of Prime Money Market Fund Ballot	+
17.2	Form of Institutional Money Market Fund Ballot	+
17.3	Form of Institutional Government Money Market Fund Ballot	+
17.4	Form of U.S. Treasury Money Market Fund Ballot	+

+	Exhibit is being filed electronically with registration statement; indicate by footnote
ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 33-31602 and 811-5950)
8	PEA No. 8 filed June 1, 1994
17	PEA No. 24 filed September 28, 1998
23	PEA No. 36 filed October 29, 1999
35	PEA No. 51 filed May 29, 2001
38	PEA No. 54 filed September 28, 2001
42	PEA No. 59 filed on December 20, 2002
43	PEA No. 62 filed on May 30, 2003
44	PEA No. 63 filed on June 30, 2003
46	PEA No. 65 filed on December 30, 2003
50	PEA No. 69 filed on June 29, 2004
52	PEA No. 73 filed on December 3, 2004
54	PEA No. 77 filed on February 25, 2005
55	PEA No. 79 filed on May 2, 2005
56	PEA No. 80 filed on May 27, 2005
57	PEA No. 81 filed on June 28, 2005
58	PEA No. 82 filed on September 30, 2005
59	PEA No. 83 filed on February 27, 2006
60	PEA No. 84 filed on May 26, 2006
62	PEA No. 87 filed on February 27, 2007
63	PEA No. 91 filed on September 28, 2007
65	PEA No. 96 filed on December 17, 2007
69	PEA No. 102 filed on September 29, 2008
71	PEA No. 104 filed on May 29, 2009
74	PEA No. 107 filed on December 23, 2009
75	PEA No. 109 filed on February 26, 2010
76	PEA No. 110 filed on May 24, 2010
78	PEA No. 112 filed on September 28, 2010
79	PEA No. 114 filed on February 28, 2011
81	PEA No. 119 filed on June 28, 2011
82	PEA No. 120 filed on September 27, 2011
83	PEA No. 124 filed on February 27, 2012

Item 17 Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, MONEY MARKET OBLIGATIONS TRUST, has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of June 2012.

MONEY MARKET OBLIGATIONS TRUST
BY: /s/ George F. Magera George F. Magera, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ George F. Magera George F. Magera, Assistant Secretary	Attorney In Fact For the Persons Listed Below	June 28, 2012
John F. Donahue*	Trustee	June 28, 2012
J. Christopher Donahue*	President and Trustee (Principal Executive Officer)	June 28, 2012
Richard A. Novak*	Treasurer (Principal Financial Officer)	June 28, 2012
Nicholas P. Constantakis*	Trustee	June 28, 2012
John F. Cunningham*	Trustee	June 28, 2012
Maureen Lally-Green*	Trustee	June 28, 2012
Peter E. Madden*	Trustee	June 28, 2012
Charles F. Mansfield, Jr.*	Trustee	June 28, 2012
Thomas O’Neill*	Trustee	June 28, 2012
John S. Walsh*	Trustee	June 28, 2012
*By Power of Attorney		June 28, 2012